Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Alabama Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 99.3%
Alabama 99.3%
Alabama Community College System Board of Trustees Revenue, Bishop State Community College, BAM Insured, 4.00%, 1/01/49	$2,000,000	$2,193,440
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue, Series A, 5.00%, 6/01/37	4,130,000	5,034,429
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group, Refunding, Series B, 5.00%, 11/15/46	3,000,000	3,466,530
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	3,000,000	3,120,240
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/43	4,120,000	4,316,936
Auburn University General Fee Revenue, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,927,550
Baldwin County Board of Education Revenue,
Capital Outlay School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,265,788
School wts., Refunding, 5.00%, 6/01/24	2,605,000	2,833,719
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,111,683
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, BAM Insured, 5.00%, 6/01/39	6,000,000	7,106,880
Bessemer Water Revenue, wts., Refunding, AGMC Insured, 5.00%, 1/01/47	2,590,000	2,983,007
Birmingham GO, Convertible, Capital Appreciation, Series A, 5.00%, 3/01/43	5,000,000	5,466,850
Birmingham Water Works Board Water Revenue,
Senior, Refunding, Series A, 4.00%, 1/01/35	4,000,000	4,471,240
Series B, Pre-Refunded, 5.00%, 1/01/43	3,745,000	4,186,985
Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,723,400
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46	6,000,000	6,871,020
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,371,747
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,106,900
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,071,730
DCH Health Care Authority Health Care Facilities Revenue, Refunding, 5.00%, 6/01/36	2,000,000	2,275,440
East Alabama Health Care Authority Health Care Facilities Revenue, Series A, 5.00%, 9/01/41	3,000,000	3,541,200
Homewood Educational Building Authority Revenue,
Educational Facilities, Samford University, Series A, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,815,200
[a] Samford University Project, Refunding, Series A, 4.00%, 12/01/49	2,500,000	2,694,025
Homewood GO, Capital Improvement wts., Pre-Refunded, 5.00%, 9/01/42	4,000,000	4,422,840
Huntsville GO,
wts., Series A, 5.00%, 5/01/39	1,000,000	1,254,930
wts., Series B, 5.00%, 5/01/38	4,775,000	5,841,544
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	4,000,000	4,662,640
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,398,340
Jacksonville State University Tuition and Fee Revenue, Refunding, AGMC Insured, 5.00%, 12/01/36	5,000,000	6,019,650
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	3,750,000
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,776,387
Madison Board of Education Special Tax School wts., 4.00%, 2/01/44	3,000,000	3,343,290
Madison GO, wts., Series A, 5.00%, 4/01/37	2,590,000	2,980,365
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, 5.00%, 12/01/41	4,610,000	5,407,714
Marshall County Board of Education Special Tax, School wts., AGMC Insured, 4.00%, 3/01/41	1,000,000	1,073,490
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	10,996,000
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Alabama (continued)
Morgan County Board of Education Capital Outlay School wts. Revenue,
Pre-Refunded, 5.00%, 3/01/35	$4,300,000	$4,729,011
Refunding, 5.00%, 3/01/35	2,720,000	2,951,173
Opelika Utilities Board Utility Revenue, Refunding, 4.00%, 6/01/41	2,000,000	2,188,080
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,575,587
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	3,002,108
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,319,950
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,044,980
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,054,210
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,228,900
Talladega County Board of Education Special Tax School wts. Revenue, Sales Tax, Refunding, BAM Insured, 5.00%, 11/01/39	2,000,000	2,363,180
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	295,000	305,254
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40	1,705,000	1,773,575
Trussville GO,
wts., Series A, 4.00%, 8/01/41	3,000,000	3,319,890
wts., Series B, 5.00%, 10/01/39	1,895,000	2,105,553
wts., Series B, Pre-Refunded, 5.00%, 10/01/39	1,105,000	1,261,612
Tuscaloosa City Board of Education School Tax wts. Revenue, 5.00%, 8/01/41	4,000,000	4,691,440
Tuscaloosa County Board of Education Special Tax, School wts., 4.00%, 2/01/47	5,000,000	5,428,700
University of Alabama at Birmingham Medicine Finance Authority Revenue, Refunding, Series B, 5.00%, 9/01/29	5,000,000	6,057,300
University of Alabama General Fee Revenue, University of Alabama in Huntsville, Series B-2, 5.00%, 9/01/48	5,000,000	6,089,550
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2, 5.00%, 10/01/37	7,520,000	8,411,571
University of Montevallo Revenue, Refunding, BAM Insured, 5.00%, 5/01/42	2,500,000	2,956,200
University of South Alabama Revenue, University Facilities, Series A, BAM Insured, 5.00%, 4/01/49	2,000,000	2,421,040
Total Municipal Bonds before Short Term Investments (Cost $224,430,952)		239,161,993
  |  2

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments 0.7%
	Municipal Bonds 0.7%
	Alabama 0.7%
[b]	Columbia IDB, PCR, Alabama Power Co. Project, Refunding, Series C, Daily VRDN and Put, 1.19%, 12/01/37	$300,000	$300,000
[b]	Mobile IDB,
	PCR, Alabama Power Co. Barry Plant Project, First Series, Daily VRDN and Put, 1.19%, 6/01/34	895,000	895,000
	Solid Waste Dispense Revenue, Alabama Power Barry Plant Project, Second Series, Daily VRDN and Put, 1.21%, 6/01/34	550,000	550,000
	Total Short Term Investments (Cost $1,745,000)		1,745,000
	Total Investments (Cost $226,175,952) 100.0%		240,906,993
	Other Assets, less Liabilities (0.0)%†		(44,564)
	Net Assets 100.0%		$240,862,429

See Abbreviations on page 157.
†Rounds to less than 0.1% of net assets.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  3

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Arizona Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 99.1%
Arizona 97.8%
Arizona Board of Regents Arizona State University System Revenue,
Green Bonds, Refunding, Series B, 5.00%, 7/01/43	$4,005,000	$4,819,056
Green Bonds, Series B, 5.00%, 7/01/42	2,000,000	2,353,100
Refunding, Series B, 5.00%, 7/01/41	14,070,000	16,357,782
Series C, 5.00%, 7/01/46	10,000,000	11,708,500
Series D, 5.00%, 7/01/41	5,000,000	5,813,000
Series D, 5.00%, 7/01/46	5,000,000	5,790,050
Arizona Board of Regents COP, University of Arizona Projects, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,586,016
Arizona Board of Regents Northern Arizona University Revenue,
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,669,670
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,520,200
Arizona Board of Regents Northern Arizona University System Revenue,
Refunding, 5.00%, 6/01/40	7,365,000	8,300,871
Refunding, 5.00%, 6/01/44	8,005,000	8,979,208
Arizona Board of Regents University of Arizona Revenue,
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	2,200,000	2,518,428
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,795,723
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,278,071
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,671,622
Arizona Board of Regents University of Arizona System Revenue,
Green Bonds, Series A, 5.00%, 6/01/42	2,000,000	2,485,440
Refunding, 5.00%, 6/01/39	2,750,000	3,247,283
Series A, 5.00%, 6/01/43	5,000,000	6,103,650
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,257,020
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, 5.00%, 2/01/42	8,000,000	8,489,040
Arizona Health Facilities Authority Revenue,
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,203,350
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,446,200
Scottsdale Lincoln Hospitals Project, Refunding, Series A, 5.00%, 12/01/39	15,000,000	17,074,050
Scottsdale Lincoln Hospitals Project, Refunding, Series A, 5.00%, 12/01/42	9,535,000	10,810,116
Arizona IDA Education Revenue,
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/42	2,045,000	2,362,159
Academies of Math and Science Projects, Credit Enhanced, Refunding, Series A, 5.00%, 7/01/51	1,080,000	1,237,604
Arizona Agribusiness and Equine Center Inc. Project, Credit Enhanced, Series A, 5.00%, 3/01/48	1,555,000	1,820,687
Basis Schools Projects, Credit Enhanced, Refunding, Series F, 5.00%, 7/01/47	3,350,000	3,862,852
Arizona IDA National Charter School Revolving Loan Fund Revenue,
Equitable School Revolving Fund, Series A, 5.00%, 11/01/38	1,630,000	1,967,182
Equitable School Revolving Fund, Series A, 5.00%, 11/01/39	1,000,000	1,204,000
Equitable School Revolving Fund, Series A, 5.00%, 11/01/44	6,645,000	7,945,559
Equitable School Revolving Fund, Series A, 4.00%, 11/01/49	1,770,000	1,933,778
Arizona IDA Student Housing Revenue,
Provident Group - NCCU Properties LLC - North Carolina Central University Project, Series A, 5.00%, 6/01/49	3,095,000	3,658,569
Provident Group - NCCU Properties LLC - North Carolina Central University Project, Series A, 5.00%, 6/01/54	3,240,000	3,811,633
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%, 7/01/36	$3,160,000	$3,360,281
Arizona State COP,
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,060,350
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,035,730
Arizona State IDA Senior Living Revenue,
Great Lakes Senior Living Communities LLC Project, first tier, Series A, 5.00%, 1/01/38	1,175,000	1,347,243
Great Lakes Senior Living Communities LLC Project, first tier, Series A, 5.00%, 1/01/43	3,000,000	3,396,570
Great Lakes Senior Living Communities LLC Project, first tier, Series A, 5.00%, 1/01/54	1,375,000	1,533,249
Great Lakes Senior Living Communities LLC Project, second tier, Series B, 5.00%, 1/01/43	1,000,000	1,100,360
Great Lakes Senior Living Communities LLC Project, second tier, Series B, 5.00%, 1/01/49	1,500,000	1,636,230
Great Lakes Senior Living Communities LLC Project, second tier, Series B, 5.125%, 1/01/54	1,000,000	1,092,060
Arizona State Lottery Revenue,
Department of Administration, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	15,540,000	15,586,309
Department of Administration, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/29	7,500,000	7,522,350
Arizona State University Revenue, System, Green Bonds, Series A, 5.00%, 7/01/43	2,100,000	2,620,506
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	10,000,000	11,532,400
Refunding, 5.00%, 7/01/36	8,680,000	10,402,199
Subordinated, Refunding, Series A, 5.00%, 7/01/38	5,750,000	6,239,152
Subordinated, Series A, Pre-Refunded, 5.00%, 7/01/36	10,000,000	10,605,000
Central Arizona Water Conservation District Water Delivery O and M Revenue, Central Arizona Project, 5.00%, 1/01/34	1,000,000	1,185,280
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,370,346
Gila County Revenue, Obligations Pledge, Refunding, 4.00%, 7/01/39	3,570,000	4,046,952
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35	5,000,000	5,076,750
Midwestern University, 5.125%, 5/15/40	10,000,000	10,154,600
Midwestern University, Refunding, 5.00%, 5/15/31	3,455,000	3,733,058
Senior Living, Royal Oaks Life Care Community, Refunding, 5.00%, 5/15/39	2,000,000	2,257,440
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	13,134,600
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,147,411
Goodyear Water and Sewer Revenue,
Obligation, sub. lien, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,060,430
Obligation, sub. lien, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,595,025
Lake Havasu Wastewater System Revenue,
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	15,000,000	17,329,200
senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/43	9,155,000	10,552,785
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010, Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	5,744,015
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	13,993,933
Maricopa County IDA, MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	775,000	775,744
  |  5

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Maricopa County IDA Education Revenue,
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/37	$1,000,000	$1,184,100
Greathearts Arizona Projects, Refunding, Series A, 5.00%, 7/01/52	1,000,000	1,159,970
Highland Prep Project, 5.00%, 1/01/37	1,000,000	1,215,690
Highland Prep Project, 5.00%, 1/01/50	4,385,000	5,226,788
[a] Legacy Traditional Schools Projects, Credit Enhanced, Series A, 5.00%, 7/01/49	1,000,000	1,185,110
Reid Traditional Schools Projects, 5.00%, 7/01/36	1,120,000	1,266,418
Reid Traditional Schools Projects, 5.00%, 7/01/47	3,325,000	3,696,569
Maricopa County IDA Hospital Revenue,
HonorHealth, Refunding, Series A, 5.00%, 9/01/37	4,025,000	4,841,029
HonorHealth, Refunding, Series A, 5.00%, 9/01/42	4,000,000	4,761,960
Maricopa County IDA Senior Living Facilities Revenue,
Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,703,550
Christian Care Retirement Apartments Inc. Project, Refunding, Series D, 5.00%, 1/01/40	9,840,000	11,162,299
Maricopa County IDAR,
Banner Health, Series A, 5.00%, 1/01/41	36,750,000	43,886,850
Banner Health, Series A, 4.00%, 1/01/44	9,515,000	10,554,323
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 3.60%, 4/01/40	13,500,000	14,208,075
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,413,600
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,068,550
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	15,019,699
Maricopa County School District No. 214 Tolleson Union High School GO, School Improvement, Project of 2017, Series A, 5.00%, 7/01/37	1,000,000	1,215,060
Maricopa County USD No. 11 Peoria GO,
School Improvement, 5.00%, 7/01/31	5,100,000	5,688,693
School Improvement, 5.00%, 7/01/33	1,000,000	1,218,870
Maricopa County USD No. 95 Queen Creek GO,
School Improvement, 5.00%, 7/01/33	500,000	595,460
School Improvement, 5.00%, 7/01/37	1,200,000	1,418,640
McAllister Academic Village LLC Revenue,
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/33	2,000,000	2,410,940
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/38	2,000,000	2,384,920
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/39	1,000,000	1,190,270
Mesa Utility Systems Revenue,
5.00%, 7/01/32	1,000,000	1,259,410
5.00%, 7/01/34	1,265,000	1,583,464
4.00%, 7/01/38	1,425,000	1,615,451
4.00%, 7/01/39	6,135,000	6,913,041
5.00%, 7/01/42	15,000,000	18,370,500
Series A, 5.00%, 7/01/43	25,820,000	32,093,227
Mohave County UHSD No. 2 Colorado River GO, School Improvement, 5.00%, 7/01/35	1,000,000	1,205,850
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	20,570,000	22,687,270
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	10,000,000	10,224,500
[a] junior lien, Series B, 5.00%, 7/01/44	8,500,000	10,226,775
senior lien, 5.00%, 7/01/48	5,000,000	5,921,900
  |  6

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Arizona (continued)
	Phoenix Civic Improvement Corp. Airport Revenue, (continued)
	senior lien, Series A, 5.00%, 7/01/42	$15,090,000	$17,758,063
	Phoenix Civic Improvement Corp. Distribution Revenue,
	Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	3,945,000	5,011,610
	Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,591,120
	Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,640,160
	Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	7,264,950
	Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	10,268,510
	Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinate, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,619,900
[a]	Phoenix Civic Improvement Corp. Rental Car Facility Charge Revenue, Series A, 5.00%, 7/01/45	10,000,000	12,102,100
	Phoenix Civic Improvement Corp. Wastewater System Revenue,
	junior lien, Series A, 5.00%, 7/01/37	1,000,000	1,238,500
	junior lien, Series A, 4.00%, 7/01/39	5,000,000	5,613,450
	Phoenix Civic Improvement Corp. Water System Revenue,
	junior lien, 5.00%, 7/01/39	5,000,000	5,951,350
	junior lien, Series A, 5.00%, 7/01/39	10,000,000	11,443,500
	Phoenix IDA Education Revenue,
	Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/36	4,065,000	4,517,313
	Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/41	1,225,000	1,348,419
	Facility, Great Hearts Academies Projects, Refunding, Series A, 5.00%, 7/01/46	1,335,000	1,462,119
	Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,355,000	1,469,145
	Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	6,048,702
	Facility, Vista College Preparatory Projects, Series A, 5.00%, 7/01/48	1,000,000	1,173,460
	Phoenix IDA Student Housing Revenue,
	[a] Downtown Phoenix Student Housing II LLC, Arizona State University Project, Series A, 5.00%, 7/01/44	1,000,000	1,162,910
	[a] Downtown Phoenix Student Housing II LLC, Arizona State University Project, Series A, 5.00%, 7/01/49	1,125,000	1,303,515
	Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A, 5.00%, 7/01/33	600,000	717,888
	Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A, 5.00%, 7/01/37	2,000,000	2,366,060
	Downtown Phoenix Student Housing LLC, Arizona State University Project, Refunding, Series A, 5.00%, 7/01/42	7,800,000	9,125,688
	Pima County IDAR,
	Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 12/15/32	1,765,000	2,046,217
	Senior Living Facility, Christian Care Tucson Inc. Project, Refunding, Series A, 5.00%, 6/15/37	2,240,000	2,572,685
	Senior Living Facility, Christian Care Tucson Inc. Project, Series C, 5.00%, 12/15/47	3,840,000	4,361,434
	Pima County USD No. 20 Vail GO, School Improvement and Refunding, BAM Insured, 5.00%, 7/01/36	3,305,000	3,926,869
	Pima County USD No. 30 Sahuarita GO,
	School Improvement, BAM Insured, 5.00%, 7/01/33	2,665,000	3,227,342
	School Improvement, BAM Insured, 5.00%, 7/01/34	2,800,000	3,384,164
	Pima County USD No. 6 Marana GO,
	School Improvement, Project of 2014, Series C, BAM Insured, 5.00%, 7/01/36	2,385,000	2,887,806
	School Improvement, Project of 2014, Series D, BAM Insured, 5.00%, 7/01/38	2,500,000	3,000,400
	School Improvement, Project of 2014, Series E, AGMC Insured, 4.00%, 7/01/39	3,715,000	4,207,906
	Pinal County Community College District Revenue, Central Arizona College, BAM Insured, 5.00%, 7/01/34	1,065,000	1,264,102
  |  7

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Pinal County Electrical District No. 3 Electric System Revenue,
Pre-Refunded, 5.25%, 7/01/33	$1,500,000	$1,596,600
Pre-Refunded, 5.25%, 7/01/41	6,800,000	7,237,920
Refunding, 5.00%, 7/01/35	1,195,000	1,410,662
Queen Creek Excise Tax and State Shared Revenue,
Series A, 5.00%, 8/01/42	2,500,000	3,055,175
Series A, 5.00%, 8/01/47	5,000,000	6,068,400
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Salt River Project, Refunding, Series A, 5.00%, 12/01/30	4,500,000	4,914,855
Salt River Project, Refunding, Series A, 5.00%, 1/01/37	10,000,000	12,363,200
Salt River Project, Refunding, Series A, 5.00%, 1/01/38	9,745,000	11,765,528
Salt River Project, Refunding, Series A, 5.00%, 1/01/38	3,310,000	4,077,854
Salt River Project, Refunding, Series A, 5.00%, 1/01/39	5,605,000	6,890,002
Series A, 4.00%, 1/01/39	5,000,000	5,764,500
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	12,887,200
5.00%, 12/01/37	5,000,000	6,675,550
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, Pre-Refunded, 5.00%, 7/01/33	10,660,000	10,899,317
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,138,290
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,579,326
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,538,964
Tempe Excise Tax Revenue, Series A, Pre-Refunded, 5.00%, 7/01/31	2,325,000	2,467,546
Town of Gilbert Pledged Revenue, sub. lien, Obligations, 5.00%, 7/01/45	10,000,000	11,555,700
Tucson Water System Revenue, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,306,550
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36	5,000,000	5,763,000
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	5,371,500
Yavapai County IDA Hospital Revenue,
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/34	4,250,000	5,012,407
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/36	1,310,000	1,536,787
Yavapai Regional Medical Center, Refunding, 4.00%, 8/01/38	1,510,000	1,680,177
Yavapai Regional Medical Center, Refunding, 5.00%, 8/01/39	1,350,000	1,652,225
Yavapai Regional Medical Center, Refunding, 4.00%, 8/01/43	3,000,000	3,292,650
		953,667,090
U.S. Territories 1.3%
Guam 1.3%
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39	6,490,000	7,322,213
Series A, AGMC Insured, 5.00%, 10/01/44	5,325,000	5,972,839
		13,295,052
Total Municipal Bonds before Short Term Investments (Cost $904,198,776)		966,962,142
  |  8

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments 2.2%
	Municipal Bonds 2.2%
	Arizona 2.2%
[b]	Arizona IDA Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 2/01/48	$14,065,000	$14,065,000
[b]	Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.13%, 11/15/52	6,975,000	6,975,000
	Total Short Term Investments (Cost $21,040,000)		21,040,000
	Total Investments (Cost $925,238,776) 101.3%		988,002,142
	Other Assets, less Liabilities (1.3)%		(12,546,038)
	Net Assets 100.0%		$975,456,104

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  9

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Colorado Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 98.9%
	Colorado 96.9%
	Adams 12 Five Star Schools GO, Adams County and the City of Broomfield, Series B, 5.00%, 12/15/36	$5,000,000	$6,050,350
	Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%, 12/01/40	7,500,000	8,786,475
	Adams State College Board of Trustees Institutional Enterprise Revenue,
	5.00%, 5/15/37	630,000	681,339
	Pre-Refunded, 5.00%, 5/15/37	370,000	401,221
	Adams State University Board of Trustees Institutional Enterprise Revenue, Refunding, Series A, 4.00%, 5/15/42	1,515,000	1,702,784
	Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%, 12/01/35	3,000,000	3,497,100
	Arapahoe County School District No. 1 GO, Englewood Schools, 5.00%, 12/01/42	7,000,000	8,323,630
	Arapahoe County School District No. 6 GO, Littleton Public Schools, Series A, 5.50%, 12/01/43	12,980,000	16,547,553
	Arapahoe County Water and Wastewater Authority Revenue, Refunding, 4.00%, 12/01/37	1,000,000	1,155,170
	Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project, Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,762,970
	Aurora COP, Aurora Capital Leasing Corp., Refunding, Series A, 5.00%, 12/01/30	5,680,000	5,680,000
	Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,542,200
	Aurora Water Revenue, Green Bonds, first lien, Refunding, 5.00%, 8/01/46	5,000,000	5,918,000
	Bell Mountain Ranch Metropolitan District GO, Consolidated, Douglas County, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,236,788
	Boulder Valley School District No. RE-2 GO, Boulder and Gilpin Counties and the City and County of Broomfield, 5.00%, 12/01/41	5,000,000	5,794,650
	Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/34	5,380,000	5,380,000
	Castle Rock Sales and Use Tax Revenue,
	5.00%, 6/01/31	1,800,000	2,005,866
	5.00%, 6/01/32	1,845,000	2,053,356
	5.00%, 6/01/35	2,775,000	3,081,388
	Centennial Water and Sanitation District Water and Wastewater Revenue,
	Douglas County, 5.00%, 12/01/43	3,000,000	3,702,330
	Douglas County, 5.25%, 12/01/48	6,760,000	8,443,375
[a]	Colorado Building Excellent Schools Today Certificate of Participation, Building Excellent Schools Today, Series O, 4.00%, 3/15/44	5,000,000	5,555,500
	Colorado Educational and Cultural Facilities Authority Revenue,
	Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,313,581
	Charter School, Union Colony School Project, Refunding, 5.00%, 4/01/48	715,000	833,111
	University of Denver Project, Series A, 5.00%, 3/01/47	3,950,000	4,650,216
	West Ridge Academy Charter School Project, Refunding and Improvement, Series A, 5.00%, 6/01/49	400,000	436,700
	Colorado Health Facilities Authority Revenue,
	Bethesda Project, Improvement and Refunding, Series A-1, 5.00%, 9/15/48	3,000,000	3,366,000
	Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,786,000
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/44	5,000,000	5,907,600
	Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35	7,150,000	8,094,300
	Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36	5,000,000	5,736,300
	Covenant Retirement Communities Inc., Series A, 5.00%, 12/01/48	5,000,000	5,802,550
	The Evangelical Lutheran Good Samaritan Society Project, Pre-Refunded, 5.50%, 6/01/33	1,000,000	1,148,580
	The Evangelical Lutheran Good Samaritan Society Project, Pre-Refunded, 5.00%, 12/01/33	2,500,000	2,737,300
	The Evangelical Lutheran Good Samaritan Society Project, Pre-Refunded, 5.625%, 6/01/43	4,000,000	4,611,360
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority Revenue, (continued)
The Evangelical Lutheran Good Samaritan Society Project, Pre-Refunded, 5.00%, 6/01/47	$6,000,000	$7,546,260
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 5.00%, 6/01/40	4,000,000	4,794,120
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 5.00%, 6/01/45	2,750,000	3,295,957
Hospital, Adventhealth Obligated Group, Series A, 5.00%, 11/15/39	5,000,000	6,199,450
Hospital, AdventHealth Obligated Group, Refunding, Series A, 4.00%, 11/15/43	3,000,000	3,356,190
Hospital, Boulder Community Hospital Project, Series A, 6.00%, 10/01/35	5,460,000	5,661,692
Hospital, Boulder Community Hospital Project, Series A, Pre-Refunded, 6.00%, 10/01/35	40,000	41,586
Hospital, Parkview Medical Center Inc. Project, 5.00%, 9/01/46	5,000,000	5,707,950
Sanford, Refunding, Series A, 5.00%, 11/01/49	8,375,000	10,009,297
SCL Health System, Montana Facility, Refunding, Series A, 4.00%, 1/01/35	3,500,000	4,010,895
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,341,814
Valley View Hospital Assn. Project, 5.00%, 5/15/40	2,000,000	2,260,180
Valley View Hospital Assn. Project, 5.00%, 5/15/45	1,000,000	1,124,310
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.00%, 12/31/47	2,555,000	2,801,762
Colorado Housing and Finance Authority Revenue,
MF Project, Class I, Series B-1, 3.15%, 10/01/44	1,000,000	1,019,030
MF Project, Class I, Series B-1, 3.25%, 10/01/49	1,000,000	1,016,270
Colorado Mesa University Enterprise Revenue,
Board of Trustees, 5.00%, 5/15/45	4,000,000	4,669,320
Board of Trustees, Series B, 5.00%, 5/15/44	1,000,000	1,227,720
Board of Trustees, Series B, 5.00%, 5/15/49	1,565,000	1,911,366
Colorado School of Mines Institutional Enterprise Revenue,
Board of Trustees, Series A, 5.00%, 12/01/42	2,450,000	2,934,316
Board of Trustees, Series A, 5.00%, 12/01/47	3,000,000	3,576,360
Refunding, Series B, 5.00%, 12/01/32	110,000	121,595
Colorado Springs Utilities System Revenue,
Improvement, Series A-4, 5.00%, 11/15/48	5,000,000	6,124,950
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,494,760
Refunding, Series A, 5.00%, 11/15/40	3,000,000	3,505,680
Refunding, Series A, 5.00%, 11/15/45	2,665,000	3,094,758
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,715,400
Refunding, Series A-2, 5.00%, 11/15/47	6,000,000	7,233,840
Series D-1, Pre-Refunded, 5.25%, 11/15/33	5,000,000	5,194,550
Colorado State Board of Governors University Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/44	2,675,000	3,002,019
Refunding, Series A, 4.00%, 3/01/40	5,000,000	5,611,200
Refunding, Series A, 5.00%, 3/01/43	5,000,000	6,932,500
Refunding, Series A, 5.00%, 3/01/49	4,000,000	4,931,720
Refunding, Series B, 5.00%, 3/01/41	1,000,000	1,186,380
Refunding, Series E, 4.00%, 3/01/43	4,500,000	4,997,340
Series A, 5.00%, 3/01/34	20,000	20,054
Series A, 5.00%, 3/01/39	145,000	145,383
Series A, 5.00%, 3/01/40	3,010,000	3,457,436
Series A, Pre-Refunded, 5.00%, 3/01/40	3,990,000	4,738,245
Series C, Pre-Refunded, 5.00%, 3/01/44	2,460,000	2,764,917
  |  11

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado State Building Excellent Schools Today COP,
Series G, Pre-Refunded, 5.00%, 3/15/32	$10,000,000	$10,492,800
Series I, 5.00%, 3/15/36	3,000,000	3,390,150
Series J, 5.25%, 3/15/42	5,000,000	6,041,950
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29	3,105,000	3,506,911
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,013,164
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured, 5.00%, 9/01/38	1,210,000	1,312,197
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement, AGMC Insured, 5.00%, 12/01/31	2,040,000	2,246,836
Commerce City Sales and Use Tax Revenue, AGMC Insured, 5.00%, 8/01/41	4,000,000	4,669,840
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Series C, 5.00%, 11/15/35	3,000,000	3,778,440
Department of Aviation, Refunding, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,610,300
Department of Aviation, Refunding, Subordinate, Series B, 5.00%, 12/01/43	5,000,000	6,043,150
Department of Aviation, Refunding, Subordinate, Series B, 5.00%, 12/01/48	4,440,000	5,334,926
Denver City and County Board of Water Commissioners Water Revenue, Green Bonds, Series A, 5.00%, 9/15/47	10,000,000	12,088,900
Denver City and County Dedicated Tax Revenue,
Current Interest Bonds, Series A-1, 5.00%, 8/01/48	5,000,000	5,859,450
Refunding and Improvement, Series A, 4.00%, 8/01/46	3,500,000	3,780,490
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,534,520
Denver City and County School District No. 1 GO, 5.00%, 12/01/41	12,440,000	14,921,407
Denver Convention Center Hotel Authority Revenue, Senior, Refunding, 5.00%, 12/01/40	9,775,000	11,103,325
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, Pre-Refunded, 5.50%, 12/01/30	1,500,000	1,563,270
Recovery Zone Facility, Pre-Refunded, 5.625%, 12/01/40	4,000,000	4,173,640
Refunding, Series A, 5.00%, 12/01/30	1,000,000	1,248,930
Refunding, Series A, 5.00%, 12/01/31	1,400,000	1,747,564
Refunding, Series A, 5.00%, 12/01/33	3,300,000	4,098,798
Series A, 5.25%, 12/01/45	9,250,000	10,180,550
Denver Health and Hospital Authority Project COP, 550 Acoma Inc., 5.00%, 12/01/48	3,355,000	3,951,318
Denver International Business Center Metropolitan District No. 1 GO, In the City and County of Denver, Series A, 4.00%, 12/01/48	350,000	358,754
E-470 Public Highway Authority Revenue,
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,905,850
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/33	3,000,000	1,419,420
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	6,291,947
senior bond, Series C, 5.25%, 9/01/25	2,500,000	2,573,850
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,823,645
Eagle River Water and Sanitation District GO, 5.00%, 12/01/45	1,360,000	1,603,386
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/33	2,860,000	2,860,000
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/37	5,120,000	5,120,000
Fort Collins Electric Utility Enterprise Revenue, Series A, 5.00%, 12/01/42	13,500,000	16,459,740
Ignacio School District 11JT GO, La Plata and Archuleta Counties, Pre-Refunded, 5.00%, 12/01/31	1,215,000	1,307,717
  |  12

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/40	$5,000,000	$6,231,600
Meridian Metropolitan District GO, In Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,307,200
Metropolitan State University of Denver Institutional Enterprise Revenue, Aerospace and Engineering Sciences Building Project, 5.00%, 12/01/45	4,000,000	4,654,320
Park 70 Metropolitan District GO,
City of Aurora, Refunding and Improvement, 5.00%, 12/01/36	1,000,000	1,121,070
City of Aurora, Refunding and Improvement, 5.00%, 12/01/46	1,500,000	1,661,550
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.375%, 12/01/37	7,000,000	7,000,000
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/41	3,000,000	3,426,450
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/45	7,000,000	7,876,050
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,500,000	2,839,200
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,875,000	3,376,055
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.00%, 12/01/38	2,500,000	2,618,775
Senior Limited Property Tax Supported, Series A, AGMC Insured, Pre-Refunded, 6.125%, 12/01/41	2,500,000	2,621,850
Parker Water and Sanitation District Water and Sewer Enterprise Revenue, Douglas County, 5.00%, 11/01/42	6,475,000	7,832,289
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	12,995,160
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	7,652,697
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	15,033,744
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,830,600
Pueblo Urban Renewal Authority Revenue,
Refunding and Improvement, Series B, 5.25%, 12/01/28	1,000,000	1,074,270
Refunding and Improvement, Series B, 5.50%, 12/01/31	1,010,000	1,089,750
Refunding and Improvement, Series B, 5.25%, 12/01/38	3,615,000	3,876,111
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	19,369,930
Regional Transportation District Sales Tax Revenue,
FasTracks Project, Series A, 5.00%, 11/01/41	10,000,000	11,903,000
FasTracks Project, Series A, 5.00%, 11/01/46	11,000,000	13,008,270
FasTracks Project, Series A, Pre-Refunded, 5.00%, 11/01/38	10,000,000	10,350,600
Roaring Fork Transportation Authority Sales and Use Tax Revenue, Refunding and Improvement, 4.00%, 12/01/44	1,000,000	1,130,620
South Timnath Metropolitan District No. 2 GO, Limited Tax, Refunding and Improvement, 5.00%, 12/01/42	5,690,000	6,506,970
Sterling Hills West Metropolitan District GO, Arapahoe County, Refunding, 5.00%, 12/01/39	1,125,000	1,292,366
Thompson Crossing Metropolitan District No. 5 GO, Series B, AGMC Insured, 5.00%, 12/01/46	4,500,000	5,157,135
University of Colorado Enterprise Revenue,
Series A, Pre-Refunded, 5.00%, 6/01/38	5,655,000	6,777,687
Series B, 5.00%, 6/01/48	5,000,000	6,089,000
University of Northern Colorado Greeley Institutional Enterprise Revenue, Series A, Pre-Refunded, 5.00%, 6/01/30	1,690,000	1,786,905
Weld County School District No. Re-4 GO, 5.25%, 12/01/41	5,000,000	6,086,050
Winter Farm Metropolitan District No. 2 Co. GO,
Refunding, 5.00%, 12/01/39	630,000	759,156
Refunding, AGMC Insured, 5.00%, 12/01/44	500,000	596,575
  |  13

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Colorado (continued)
	Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36	$5,000,000	$5,339,750
			700,194,105
	U.S. Territories 2.0%
	Guam 0.8%
	Guam Government Limited Obligation Revenue,
	Section 30, Series A, Pre-Refunded, 5.375%, 12/01/24	2,000,000	2,000,000
	Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	3,565,000	3,565,000
			5,565,000
	Puerto Rico 1.2%
[b]	Puerto Rico Electric Power Authority Power Revenue, Series XX-RSA-1, 5.25%, 7/01/40	11,410,000	8,757,175
	Total U.S. Territories		14,322,175
	Total Municipal Bonds before Short Term Investments (Cost $675,068,390)		714,516,280
	Short Term Investments 0.6%
	Municipal Bonds 0.6%
	Colorado 0.6%
[c]	Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series B-4, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.18%, 12/01/35	1,220,000	1,220,000
[c]	Denver City and County COP,
	Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 12/01/29	1,945,000	1,945,000
	Wellington E. Webb Municipal Office Building, Refunding, Series A3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 12/01/31	1,080,000	1,080,000
	Total Short Term Investments (Cost $4,245,000)		4,245,000
	Total Investments (Cost $679,313,390) 99.5%		718,761,280
	Other Assets, less Liabilities 0.5%		3,268,004
	Net Assets 100.0%		$722,029,284

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  14

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Connecticut Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 91.6%
Connecticut 91.6%
City of Bridgeport GO, Series A, Pre-Refunded, 5.00%, 2/15/32	$10,000,000	$10,838,400
Connecticut State Airport Authority CFC Revenue, Ground Transportation Center Project, Series A, 5.00%, 7/01/49	1,400,000	1,677,508
Connecticut State Health and Educational Facilities Authority Revenue,
Connecticut College Issue, Refunding, Series L-1, 4.00%, 7/01/46	5,000,000	5,396,750
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,702,620
Covenant Home Inc., Series B, 5.00%, 12/01/40	4,000,000	4,681,680
Fairfield University Issue, Series Q-1, 5.00%, 7/01/46	9,000,000	10,412,280
Fairfield University Issues, New Money, Series O, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,090,960
Fairfield University Issues, New Money, Series O, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,112,250
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,540,000
Nuvance Health Issue, Series A, 4.00%, 7/01/41	4,105,000	4,482,660
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	8,250,000	9,310,537
Sacred Heart University Issue, Refunding, Series I-1, 5.00%, 7/01/42	4,375,000	5,191,769
Sacred Heart University Issue, Series G, Pre-Refunded, 5.375%, 7/01/31	1,500,000	1,600,755
Sacred Heart University Issue, Series G, Pre-Refunded, 5.625%, 7/01/41	5,500,000	5,890,885
Sacred Heart University Issue, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	2,290,000	2,517,580
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,095,850
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,323,400
Trinity Health Credit Group, Refunding, Series CT, 5.00%, 12/01/41	5,000,000	5,830,850
Wesleyan University Issue, Series G, Pre-Refunded, 5.00%, 7/01/39	7,000,000	7,159,180
Western Connecticut Health Network Issue, Series M, Pre-Refunded, 5.375%, 7/01/41	7,000,000	7,464,450
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,456,900
Connecticut State HFA Housing Mortgage Finance Program Revenue,
Refunding, Series E, Subseries E-1, 3.05%, 11/15/44	5,000,000	4,997,250
Refunding, Series E, Subseries E-1, 3.10%, 11/15/49	2,000,000	1,996,560
Connecticut State HFAR,
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	421,105
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,527,060
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%, 11/15/27	490,000	491,338
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series A, 5.00%, 1/01/38	3,000,000	3,295,620
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,832,750
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,164,910
Green Bonds, Series A, 5.00%, 5/01/37	3,000,000	3,654,840
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30	5,000,000	5,605,200
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/33	1,000,000	1,189,680
Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/36	1,000,000	1,206,050
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,347,200
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,698,500
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,378,450
New Britain GO, Series C, AGMC Insured, 5.00%, 3/01/36	1,000,000	1,180,850
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  15

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Connecticut (continued)
	New Haven GO, Issue of 2002, Series C, NATL Insured, ETM, 5.00%, 11/01/22	$25,000	$25,070
	South Central Regional Water Authority Water System Revenue,
	Refunding, Thirty-Second Series B, 5.00%, 8/01/38	1,720,000	2,042,792
	Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,705,680
	Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,825,871
	Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,133,020
	Stratford GO, Refunding, 5.00%, 7/01/33	1,000,000	1,164,660
	University of Connecticut GO,
	Series A, 5.00%, 8/15/28	6,590,000	7,382,316
	Series A, 5.00%, 2/15/31	2,000,000	2,248,400
	Series A, 5.00%, 1/15/37	4,000,000	4,754,160
	Total Municipal Bonds before Short Term Investments (Cost $186,763,668)		197,046,596
	Short Term Investments 4.5%
	Municipal Bonds 4.5%
	Connecticut 4.5%
[a]	Connecticut State Health and Educational Facilities Authority Revenue,
	Yale University Issue, Series V-1, Daily VRDN and Put, 0.65%, 7/01/36	3,000,000	3,000,000
	Yale University Issue, Series V-2, Daily VRDN and Put, 0.65%, 7/01/36	6,610,000	6,610,000
	Total Short Term Investments (Cost $9,610,000)		9,610,000
	Total Investments (Cost $196,373,668) 96.1%		206,656,596
	Other Assets, less Liabilities 3.9%		8,405,363
	Net Assets 100.0%		$215,061,959

See Abbreviations on page 157.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  16

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 97.9%
Alabama 2.4%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	$25,000,000	$29,097,500
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,621,219
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,619,805
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,619,345
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,747,396
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,820,450
Madison Board of Education Special Tax School wts.,
4.00%, 2/01/33	2,855,000	3,277,255
4.00%, 2/01/34	2,970,000	3,401,363
4.00%, 2/01/35	3,095,000	3,534,923
4.00%, 2/01/37	3,350,000	3,802,652
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,485,410
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	5,765,585
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,278,077
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,179,118
		88,250,098
Arizona 4.1%
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,453,120
Arizona IDA National Charter School Revolving Loan Fund Revenue,
Equitable School Revolving Fund, Series A, 5.00%, 11/01/29	1,100,000	1,364,781
Equitable School Revolving Fund, Series A, 5.00%, 11/01/30	600,000	740,478
Equitable School Revolving Fund, Series A, 5.00%, 11/01/31	630,000	775,240
Equitable School Revolving Fund, Series A, 5.00%, 11/01/32	1,000,000	1,226,630
Equitable School Revolving Fund, Series A, 5.00%, 11/01/35	1,115,000	1,357,758
Equitable School Revolving Fund, Series A, 5.00%, 11/01/36	1,250,000	1,518,175
Equitable School Revolving Fund, Series A, 5.00%, 11/01/37	1,050,000	1,270,384
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	15,046,790
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	12,636,405
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,301,350
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,298,100
Maricopa County IDA Hospital Revenue,
HonorHealth, Refunding, Series A, 5.00%, 9/01/30	850,000	1,049,580
HonorHealth, Refunding, Series A, 5.00%, 9/01/31	1,000,000	1,230,730
HonorHealth, Refunding, Series A, 5.00%, 9/01/32	1,000,000	1,226,990
HonorHealth, Refunding, Series A, 5.00%, 9/01/33	800,000	979,336
Mesa Utility Systems Revenue, Refunding, 5.00%, 7/01/29	2,500,000	3,042,675
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 5.00%, 7/01/30	10,000,000	12,336,400
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,329,029
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/21	4,200,000	4,294,290
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  17

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Arizona (continued)
	Phoenix Civic Improvement Corp. Airport Revenue, (continued)
	[a] junior lien, Series B, 5.00%, 7/01/35	$3,500,000	$4,308,955
	[a] junior lien, Series B, 5.00%, 7/01/36	10,225,000	12,552,517
[a]	Phoenix Civic Improvement Corp. Rental Car Facility Charge Revenue,
	Series A, 5.00%, 7/01/35	9,720,000	12,045,510
	Series A, 5.00%, 7/01/36	6,380,000	7,883,830
	Pima County Regional Transportation Authority Excise Tax Revenue,
	Pima County Regional Transportation Fund, 5.00%, 6/01/24	3,385,000	3,823,865
	Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,089,850
	Pima County Sewer System Revenue,
	Series B, Pre-Refunded, 5.00%, 7/01/24	6,030,000	6,389,931
	Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	4,768,605
	Scottsdale Municipal Property Corp. Excise Tax Revenue,
	Refunding, 5.00%, 7/01/26	2,580,000	3,101,444
	Refunding, 5.00%, 7/01/27	2,000,000	2,395,180
	Refunding, 5.00%, 7/01/28	3,325,000	3,968,886
			147,806,814
	Arkansas 0.1%
	Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,443,350
	California 7.8%
	Bay Area Toll Authority Toll Bridge Revenue,
	San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/31	7,000,000	8,176,910
	San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/33	5,000,000	5,778,050
	California Health Facilities Financing Authority Revenue,
	Sutter Health, Series B, Pre-Refunded, 5.00%, 8/15/22	4,000,000	4,112,720
	Sutter Health, Series B, Pre-Refunded, 5.25%, 8/15/23	13,000,000	13,388,830
	California State GO,
	Various Purpose, 5.25%, 10/01/23	25,050,000	26,969,832
	Various Purpose, 5.25%, 10/01/24	9,780,000	10,527,681
	Various Purpose, 5.25%, 10/01/25	5,000,000	5,380,400
	Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	16,089,750
	Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	16,909,050
	Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	30,479,500
	Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,955,200
	California State Public Works Board Lease Revenue,
	Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,065,760
	Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,554,166
	Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	5,769,092
	Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,225,390
	Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,224,820
	California Statewide CDA Revenue,
	Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,655,528
	Sutter Health, Series A, Pre-Refunded, 5.25%, 8/15/24	4,000,000	4,121,080
  |  18

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	$5,660,000	$6,033,390
Refunding, 5.00%, 8/01/25	4,765,000	5,078,537
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	12,352,410
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	10,162,550
Power System, Series C, 5.00%, 7/01/32	4,615,000	5,759,520
Power System, Series C, 5.00%, 7/01/33	3,960,000	4,931,111
Power System, Series C, 5.00%, 7/01/34	4,080,000	5,057,364
Los Angeles USD, GO, Election of 2008, Series B-1, 5.00%, 7/01/32	8,000,000	9,962,560
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,567,985
Refunding, Series A, 5.00%, 8/01/35	11,000,000	13,012,450
San Diego Community College District GO, Pre-Refunded, 5.00%, 8/01/25	21,370,000	23,686,508
		281,988,144
Colorado 2.0%
Colorado Health Facilities Authority Revenue,
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/32	2,000,000	2,444,800
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/33	2,000,000	2,438,460
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/36	8,500,000	10,247,175
CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/37	2,250,000	2,473,222
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/32	1,000,000	1,222,400
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/33	2,000,000	2,438,460
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/34	3,500,000	4,250,225
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/35	4,500,000	5,444,730
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/37	3,000,000	3,600,360
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/26	5,000,000	5,746,400
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/27	4,250,000	4,879,170
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	10,384,628
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,692,460
		71,262,490
Connecticut 2.2%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	12,735,338
Series E, 5.00%, 8/15/26	18,585,000	20,926,710
Connecticut State Health and Educational Facilities Authority Revenue,
Nuvance Health Issue, Series A, 5.00%, 7/01/32	5,900,000	7,306,737
Nuvance Health Issue, Series A, 5.00%, 7/01/33	5,000,000	6,151,300
Nuvance Health Isuue, Series A, 4.00%, 7/01/35	5,000,000	5,575,350
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/28	10,000,000	11,030,700
Stamford GO,
3.00%, 6/01/35	3,025,000	3,165,874
3.00%, 6/01/36	3,025,000	3,155,983
  |  19

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Connecticut (continued)
	University of Connecticut GO,
	Series A, 5.00%, 3/15/30	$3,075,000	$3,649,103
	Series A, 5.00%, 3/15/31	5,025,000	5,943,067
			79,640,162
	District of Columbia 0.5%
[a]	District of Columbia Income Tax Secured Revenue, Series A, 5.00%, 3/01/33	3,000,000	3,855,030
	Washington Metropolitan Area Transit Authority Gross Revenue,
	Series B, 5.00%, 7/01/31	5,000,000	6,167,750
	Series B, 5.00%, 7/01/32	5,750,000	7,065,083
			17,087,863
	Florida 7.9%
	Alachua County Health Facilities Authority Health Facilities Revenue,
	Shands Teaching Hospital and Clinics Inc., Refunding, Series B-1, 5.00%, 12/01/31	5,000,000	6,226,050
	Shands Teaching Hospital and Clinics Inc., Refunding, Series B-1, 5.00%, 12/01/32	1,600,000	1,980,480
	Shands Teaching Hospital and Clinics Inc., Refunding, Series B-1, 5.00%, 12/01/33	1,090,000	1,347,262
	Shands Teaching Hospital and Clinics Inc., Refunding, Series B-1, 5.00%, 12/01/34	2,570,000	3,173,385
	Shands Teaching Hospital and Clinics Inc., Refunding, Series B-1, 5.00%, 12/01/35	2,350,000	2,892,780
	Broward County Water and Sewer Utility Revenue,
	Refunding, Series B, 5.00%, 10/01/24	6,000,000	6,633,600
	Refunding, Series B, 5.00%, 10/01/25	6,325,000	6,989,188
	Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,721,318
	Florida State Board of Education GO,
	Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/32	12,855,000	14,869,764
	Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/33	5,000,000	5,758,800
	Full Faith and Credit, Public Education Capital Outlay, Refunding, Series E, 4.00%, 6/01/33	11,855,000	13,243,695
	Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/30	1,500,000	1,871,475
	Greater Orlando Aviation Authority Aiport Facilities Revenue, Series A, 4.00%, 10/01/35	5,000,000	5,686,150
	Greater Orlando Aviation Authority Airport Facilities Revenue, Series A, 5.00%, 10/01/34	15,560,000	19,321,163
	Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,572,580
	JEA Water and Sewer System Revenue,
	Refunding, Series A, 5.00%, 10/01/26	1,455,000	1,688,513
	Refunding, Series A, 5.00%, 10/01/27	5,130,000	5,943,874
	Refunding, Series A, 5.00%, 10/01/31	17,435,000	21,304,698
	Series A, 5.00%, 10/01/29	1,205,000	1,383,412
	Series A, Pre-Refunded, 5.00%, 10/01/26	1,530,000	1,770,944
	Series A, Pre-Refunded, 5.00%, 10/01/27	5,375,000	6,221,455
	Series A, Pre-Refunded, 5.00%, 10/01/29	1,265,000	1,464,212
	Lee Memorial Health System Hospital Revenue, Refunding, Series A-1, 4.00%, 4/01/37	5,000,000	5,553,800
	Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	6,863,916
	Miami-Dade County Aviation Revenue,
	Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,161,850
	Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,079,658
	Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,045,722
  |  20

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	$2,250,000	$2,458,125
5.00%, 7/01/25	3,000,000	3,274,320
5.00%, 7/01/26	4,000,000	4,363,600
5.00%, 7/01/27	4,000,000	4,359,360
Refunding, 4.00%, 7/01/35	13,890,000	16,034,894
Miami-Dade County Water and Sewer System Revenue, Series B, Pre-Refunded, 5.00%, 10/01/27	15,000,000	17,156,250
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	1,000,000	1,214,190
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,461,788
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,832,898
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,421,220
Series A, 5.00%, 10/01/33	1,755,000	2,172,901
Orlando-Orange County Expressway Authority Revenue, Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,570,029
Palm Beach County School Board COP, Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,811,040
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	18,501,164
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,415,175
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30	1,500,000	1,688,100
Refunding, 4.00%, 9/01/31	1,635,000	1,835,075
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, Refunding, 4.00%, 8/15/33	6,000,000	6,702,420
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32	2,855,000	3,217,043
		286,259,336
Georgia 2.1%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27	7,000,000	8,022,700
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28	5,100,000	5,836,338
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	6,142,218
Refunding, Series C, 5.00%, 11/01/33	6,750,000	8,360,752
Refunding, Series C, 5.00%, 11/01/34	3,000,000	3,710,430
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,439,919
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	5,125,013
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,615,652
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/27	1,750,000	2,122,540
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/28	2,100,000	2,533,671
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/29	2,000,000	2,402,860
  |  21

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Gainesville and Hall County Hospital Authority Revenue, (continued)
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/30	$1,000,000	$1,196,220
Georgia Municipal Electric Authority Revenue,
Plant Vogle Units 3 and 4 Project M Bonds, Series A, 5.00%, 1/01/31	600,000	728,394
Plant Vogle Units 3 and 4 Project M Bonds, Series A, 5.00%, 1/01/32	500,000	605,380
Plant Vogtle Unis 3 and 4 Project M, Series A, 5.00%, 1/01/30	500,000	609,995
Plant Vogtle Units 3 and 4 Project M, Series A, 5.00%, 1/01/29	500,000	613,065
Plant Vogtle Units 3 and 4 Project M, Series A, 5.00%, 1/01/33	500,000	603,560
Plant Vogtle Units 3 and 4 Project M, Series A, 5.00%, 1/01/34	500,000	602,345
Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/29	500,000	607,375
Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/30	480,000	578,918
Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/31	700,000	838,922
Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/33	1,045,000	1,243,540
Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/34	700,000	831,320
Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	10,027,900
Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/32	750,000	895,177
		74,294,204
Hawaii 0.8%
Hawaii State GO, Series EO, 5.00%, 8/01/28	25,000,000	29,076,000
Illinois 1.5%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,232,001
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,475,411
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,371,354
Illinois State Finance Authority Revenue, Northwestern University, 5.00%, 12/01/28	1,675,000	2,153,732
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,320,938
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,850,400
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	600,000	656,250
		54,060,086
Indiana 0.3%
Indiana Finance Authority Revenue, State Revolving Fund Program, Green Bonds, Series A, 5.00%, 2/01/35	9,795,000	12,133,067
Kansas 0.3%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,336,640
  |  22

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Kentucky 1.2%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	$6,000,000	$6,166,560
Kentucky Economic Development Finance Authority Revenue, CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/30	2,000,000	2,471,880
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, 5.00%, 9/01/31	1,500,000	1,815,420
Prairie State Project, Refunding, Series A, 5.00%, 9/01/32	1,600,000	1,926,368
Prairie State Project, Refunding, Series A, 5.00%, 9/01/33	1,000,000	1,200,350
Kentucky State Property and Buildings Commission Revenue, Project No. 119, BAM Insured, 5.00%, 5/01/32	2,000,000	2,438,980
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,097,698
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/28	3,000,000	3,672,240
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,517,090
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29	5,500,000	6,576,295
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31	5,500,000	6,512,990
		43,395,871
Louisiana 2.0%
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series A, 5.00%, 2/01/32	2,000,000	2,623,540
Refunding, Series A, 4.00%, 2/01/35	1,310,000	1,500,343
Refunding, Series A, 4.00%, 2/01/36	2,000,000	2,280,360
Jefferson Sales Tax District Special Sales Tax Revenue,
Parish of Jefferson, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	15,000,000
Parish of Jefferson, Series B, Assured Guaranty, 4.00%, 12/01/36	7,000,000	8,020,950
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,877,120
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,141,340
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,521,225
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/29	10,000	12,144
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/30	5,000	6,072
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/32	15,000	18,216
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,209,600
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	2,000,000	2,405,560
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,240,000	1,463,981
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,690,685
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	995,000	1,168,757
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	2,076,777
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,750,000	2,074,835
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,485,000	1,731,139
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,362,800
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,665,200
		70,850,644
  |  23

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Maryland 2.3%
Anne Arundel County GO, Consolidated General Improvements, Refunding, 5.00%, 4/01/29	$7,495,000	$8,899,938
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	7,921,309
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	7,189,397
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,279,031
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,851,807
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,228,180
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,595,208
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,541,719
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	3,939,905
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,615,258
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,170,828
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,556,177
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,828,600
Maryland State Community Development Administration Department of Housing and CDR, Residential, Series B, 3.00%, 9/01/34	5,000,000	5,146,600
Maryland State Health and Higher Educational Facilities Authority Revenue,
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	10,361,939
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	8,959,248
		83,085,144
Massachusetts 4.1%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,015,000
Senior, Refunding, Series A, 5.00%, 1/01/35	7,000,000	8,713,180
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	8,947,950
Refunding, Series A, 5.00%, 7/01/29	6,000,000	7,140,960
Massachusetts State Port Authority Revenue,
Refunding, Series C, 5.00%, 7/01/32	4,220,000	5,304,920
Series C, 5.00%, 7/01/33	4,430,000	5,553,891
Series C, 5.00%, 7/01/34	9,280,000	11,597,402
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25	10,975,000	12,098,401
Senior, Refunding, Series A, 5.00%, 8/15/26	7,000,000	7,712,600
Senior, Refunding, Series B, 5.00%, 8/15/27	6,000,000	6,605,700
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	13,183,954
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	10,510,478
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	10,925,070
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C, 5.00%, 8/01/32	13,920,000	17,233,377
University of Massachusetts Building Authority Revenue,
Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	12,523,680
Senior Series 3, 5.00%, 11/01/32	5,000,000	6,221,950
		149,288,513
  |  24

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan 1.6%
Lansing Board of Water and Light Utility System Revenue, Refunding, Series A, 5.00%, 7/01/36	$4,645,000	$5,822,322
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,225,230
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,394,352
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,742,571
Michigan Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34	8,200,000	9,729,464
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/24	5,000,000	5,536,950
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	7,751,590
Michigan State HDA Rental Housing Revenue, Series A-1, 3.00%, 10/01/39	3,500,000	3,541,720
Michigan State Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/31	5,100,000	5,814,663
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/31	2,700,000	3,321,000
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/32	1,250,000	1,530,912
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	8,712,720
		59,123,494
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/21	4,165,000	4,196,612
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/22	5,570,000	5,612,722
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%, 2/15/23	5,000,000	5,042,350
		14,851,684
Missouri 1.2%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation Revenue,
combined lien, Refunding, 4.00%, 10/01/34	4,530,000	5,323,565
combined lien, Refunding, Series A, 4.00%, 10/01/35	6,800,000	7,933,764
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health, Refunding, Series A, 5.00%, 6/01/31	12,500,000	15,750,375
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, Series A, 5.00%, 1/01/27	3,250,000	3,791,612
Plum Point Project, Refunding, Series A, 5.00%, 1/01/28	4,500,000	5,239,260
Plum Point Project, Refunding, Series A, 5.00%, 1/01/29	4,045,000	4,694,951
		42,733,527
Nevada 0.2%
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,685,623
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,475,505
  |  25

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey 4.8%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	$5,220,000	$5,819,308
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,198,611
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,441,140
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	12,772,148
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,740,550
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20	10,000,000	10,221,600
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21	20,535,000	21,760,734
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/30	900,000	1,095,273
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/31	1,080,000	1,309,997
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	5,000,000	5,686,400
New Jersey State Higher Education Assistance Authority Student Loan Revenue, Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,500,000
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,935,238
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	27,927,000
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,858,112
New Jersey State Turnpike Authority Revenue, Turnpike, Refunding, Series H, 5.00%, 1/01/20	6,540,000	6,558,770
Rutgers State University GO,
Series J, Pre-Refunded, 5.00%, 5/01/26	5,000,000	5,642,050
Series J, Pre-Refunded, 5.00%, 5/01/27	10,830,000	12,220,680
Series L, Pre-Refunded, 5.00%, 5/01/27	5,270,000	5,946,721
		175,634,332
New York 9.3%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	6,809,742
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	8,725,360
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,502,800
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	27,520,250
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	4,539,600
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/27	3,500,000	3,979,955
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	9,494,370
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,139,100
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	11,577,918
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	8,816,320
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	7,799,889
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,366,480
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	11,833,300
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	8,864,475
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	12,199,700
  |  26

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2019, Refunding, Series E, 5.00%, 8/01/32	$2,000,000	$2,531,300
Fiscal 2019, Refunding, Series E, 5.00%, 8/01/34	3,500,000	4,391,625
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23	11,500,000	12,346,400
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	13,259,962
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24	7,620,000	8,179,308
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27	8,740,000	10,041,473
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28	5,000,000	5,738,000
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/29	10,000,000	11,779,400
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	350,000	350,973
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%, 7/01/23	7,915,000	9,126,470
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,651,840
New York State Dormitory Authority Sales Tax Revenue, Refunding, Series E, 5.00%, 3/15/32	10,000,000	12,626,200
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,139,700
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,477,294
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,857,450
Refunding, Series A, 5.00%, 3/15/32	9,995,000	12,573,510
Series A, Pre-Refunded, 5.00%, 3/15/32	5,000	6,468
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	12,158,880
New York State Thruway Authority General Revenue, Series I, Assured Guaranty, Pre-Refunded, 5.00%, 1/01/26	10,000,000	10,824,700
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/20	6,500,000	6,520,215
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,222,000
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, Two Hundred Fourteenth Series, 5.00%, 9/01/34	2,500,000	3,115,250
Consolidated, Refunding, Two Hundred Fourteenth Series, 5.00%, 9/01/35	3,075,000	3,820,565
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	10,555,400
		335,463,642
North Carolina 0.8%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,800,750
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	12,011,700
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, ETM, 5.00%, 1/01/21	10,000,000	10,408,900
		28,221,350
  |  27

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Ohio 8.2%
	Akron Income Tax Revenue,
	Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	$5,265,000	$5,754,434
	Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,259,264
	Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	8,995,361
[a]	American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series B, 5.00%, 2/15/35	31,270,000	39,167,864
	Cincinnati GO,
	Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/24	1,270,000	1,392,199
	Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/25	2,000,000	2,192,440
	Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/27	2,000,000	2,192,440
	Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/28	2,350,000	2,576,117
	Cleveland Airport System Revenue,
	Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,396,200
	Series A. AGMC Insured, Pre-Refunded, 5.00%, 1/01/25	5,000,000	5,396,200
	Cleveland Water Revenue,
	second lien, Series A, Pre-Refunded, 5.00%, 1/01/25	2,500,000	2,700,800
	second lien, Series A, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,160,640
	Cuyahoga County EDR,
	Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,267,120
	Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	7,578,568
	Hamilton County Sewer System Revenue,
	The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/24	2,500,000	2,865,550
	The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,400,000	2,749,920
	The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/26	4,000,000	4,578,160
	The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/27	5,000,000	5,714,300
	The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/28	3,000,000	3,423,540
	Kent State University Revenues,
	General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,307,304
	General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,633,755
	General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,633,005
	General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,741,072
	Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/36	4,250,000	4,941,687
	Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%, 10/01/22	5,780,000	5,962,706
	Ohio State GO,
	Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,138,904
	Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/25	7,000,000	7,451,640
	Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-Refunded, 5.00%, 5/01/26	11,000,000	12,816,320
	Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-Refunded, 5.00%, 5/01/27	5,000,000	5,825,600
	Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre-Refunded, 5.00%, 5/01/28	9,100,000	10,602,592
  |  28

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio State Turnpike Commission Revenue, Turnpike, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	$10,000,000	$11,332,800
Ohio State Water Development Authority PCR,
Loan Fund, Reunding, Series B, 3.00%, 12/01/33	4,000,000	4,267,880
Loan Fund, Reunding, Series B, 3.00%, 12/01/34	6,470,000	6,884,015
Ohio State Water Development Authority Revenue,
Fresh Water, 5.00%, 12/01/35	3,000,000	3,852,840
Fresh Water, 5.00%, 12/01/36	5,650,000	7,235,277
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31	10,000,000	12,331,100
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	2,920,000	3,243,273
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,575,244
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	4,804,250
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,050,488
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,482,040
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	6,873,362
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,213,422
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,340,595
University of Cincinnati General Receipts Revenue,
Series C, AGMC Insured, 5.00%, 6/01/21	11,705,000	11,708,746
Series C, AGMC Insured, 5.00%, 6/01/22	11,575,000	11,578,704
Series C, Pre-Refunded, AGMC Insured, 5.00%, 6/01/21	105,000	105,000
Series C, Pre-Refunded, AGMC Insured, 5.00%, 6/01/22	100,000	100,000
		295,394,738
Oregon 3.3%
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 6/15/32	3,725,000	4,590,578
Oregon State Department of Transportation Highway Useer Tax Revenue, sub. lien, Refunding, Series A, 5.00%, 11/15/35	17,980,000	23,092,433
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,533,850
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,119,605
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/25	10,000,000	11,135,100
sub. lien, Refunding, Series A, 5.00%, 11/15/36	15,805,000	20,240,515
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,624,100
Salem Hospital Facility Authority Revenue,
Multi Model, Salem Health Projects, Refunding, Series A, 5.00%, 5/15/33	9,440,000	11,708,621
Multi Model, Salem Health Projects, Refunding, Series A, 5.00%, 5/15/35	9,010,000	11,101,852
Salem Health Projects, Multi Model, Refunding, Series A, 5.00%, 5/15/34	3,780,000	4,677,523
Washington Counties School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	5,811,450
5.00%, 6/15/28	5,000,000	5,800,400
5.00%, 6/15/29	7,500,000	8,686,725
		120,122,752
  |  29

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania 3.4%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Refunding, Series A, 5.00%, 7/15/34	$5,000,000	$6,247,550
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20	7,500,000	7,628,475
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,203,638
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,421,602
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,139,802
Series A, 5.25%, 12/15/26	5,835,000	6,685,918
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,260,741
Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, 4.00%, 8/15/34	5,895,000	6,624,506
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	32,230,000
Series E, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,386,750
Series E, Pre-Refunded, 5.00%, 12/01/25	10,000,000	10,773,500
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30	4,000,000	4,999,160
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/30	2,000,000	2,421,540
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/31	4,030,000	4,873,640
Philadelphia Water and Wastewater Revenue, Refunding, Series B, 5.00%, 11/01/31	5,750,000	7,065,830
		124,962,652
South Carolina 1.5%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,798,849
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	2,945,743
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,086,312
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,239,262
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,144,199
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,922,275
South Carolina Jobs-EDA Hospital Revenue, Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/33	6,000,000	7,292,760
South Carolina State Transportation Infrastructure Bank Revenue,
Series B, AGMC Insured, Pre-Refunded, 5.00%, 10/01/25	12,935,000	14,324,090
Series B, AGMC Insured, Pre-Refunded, 5.00%, 10/01/26	13,440,000	14,883,322
		54,636,812
Tennessee 1.3%
Chattanooga Health Educational and Housing Facility Board Revenue,
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/30	2,020,000	2,496,599
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/31	1,500,000	1,842,495
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/33	1,000,000	1,219,230
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/34	1,000,000	1,214,350
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/35	1,250,000	1,512,425
CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/36	1,000,000	1,106,110
  |  30

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Chattanooga Health Educational and Housing Facility Board Revenue, (continued)
CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/37	$1,250,000	$1,374,012
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	17,204,849
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,574,000
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,898,931
Refunding, 5.00%, 7/01/27	1,800,000	2,039,292
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,867,943
		47,350,236
Texas 10.9%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	4,835,000	5,362,547
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,432,760
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,616,950
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25	11,370,000	12,304,842
GO, Refunding, Series A, 5.00%, 2/15/26	12,060,000	13,043,252
Dallas Waterworks and Sewer System Revenue,
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/30	1,500,000	1,867,725
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/31	2,500,000	3,099,975
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/32	1,000,000	1,234,850
Dallas/Fort Worth International Airport Revenue,
Joint Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,749,850
Joint Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,412,333
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27	5,460,000	6,374,768
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28	2,500,000	2,909,325
Fort Worth GO,
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/25	6,000,000	6,494,700
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/26	6,790,000	7,334,083
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,343,880
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/26	2,000,000	2,360,340
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/27	2,000,000	2,360,340
Harris County Toll Road Revenue,
senior lien, Refunding, Series A, 5.00%, 8/15/32	2,500,000	3,094,875
senior lien, Refunding, Series A, 5.00%, 8/15/33	2,500,000	3,077,300
Houston GO,
Public Improvement, Refunding, Series A, 5.00%, 3/01/22	3,855,000	3,891,623
Public Improvement, Series A, Pre-Refunded, 5.00%, 3/01/22	6,145,000	6,202,579
  |  31

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	$3,250,000	$4,001,140
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,525,910
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	5,809,750
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	22,802,398
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,323,700
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,192,949
North Texas Tollway Authority Revenue,
Special Projects System, Series D, Pre-Refunded, 5.00%, 9/01/24	12,000,000	12,791,160
System, first tier, Refunding, Series A, 4.00%, 1/01/33	5,000,000	5,624,300
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	4,815,000	5,664,029
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	7,015,000	8,221,931
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	5,977,996
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	27,000,000	32,282,280
Refunding, 5.00%, 2/01/27	10,415,000	12,622,355
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,714,530
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,510,068
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,274,440
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,137,630
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 5.00%, 10/15/31	12,585,000	15,659,641
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/34	5,800,000	6,676,786
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/36	4,000,000	4,647,240
State Water Implementation Fund, Master Trust, Series B, 4.00%, 10/15/36	10,000,000	11,495,400
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	22,510,400
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	23,182,200
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	23,147,200
University of Houston Revenue,
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	4,745,000	4,960,850
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	266,286
University of Texas System Revenue, Board of Regents, Permanent University Fund, Series B, 5.00%, 7/01/27	10,000,000	11,614,800
Williamson County GO,
Refunding, 5.00%, 2/15/23	6,235,000	6,758,989
Refunding, 5.00%, 2/15/25	13,780,000	14,938,071
		393,903,326
Utah 0.5%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	9,309,690
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	9,310,770
		18,620,460
  |  32

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Virginia 3.8%
Norfolk Water Revenue,
Pre-Refunded, 5.00%, 11/01/24	$6,050,000	$6,612,892
Pre-Refunded, 5.00%, 11/01/25	5,910,000	6,459,866
Refunding, 5.00%, 11/01/24	95,000	103,757
Refunding, 5.00%, 11/01/25	90,000	98,250
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	11,965,500
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%, 8/01/20	13,450,000	13,797,145
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, Pre-Refunded, 5.00%, 2/01/25	13,080,000	15,131,729
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	8,786,107
Virginia Commonwealth Transportation Board of Transportation Revenue, Capital Projects, 3.00%, 5/15/36	9,460,000	9,803,682
Virginia State PBA Public Facilities Revenue,
Refunding, Series B, 4.00%, 8/01/29	12,060,000	13,860,799
Series B, Pre-Refunded, 4.00%, 8/01/29	1,075,000	1,255,127
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,212,268
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,429,506
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	30,822,098
		138,338,726
Washington 4.4%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,569,767
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	3,971,870
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,461,550
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/36	7,000,000	8,829,730
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,400,628
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,397,940
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,206,451
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,532,174
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,007,394
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	5,230,000	6,089,550
Refunding, 5.00%, 5/01/25	5,500,000	6,393,750
Refunding, 5.00%, 5/01/26	2,995,000	3,474,529
Refunding, 5.00%, 5/01/27	3,150,000	3,647,511
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series B, 5.00%, 2/01/20	7,000,000	7,043,820
Improvement and Refunding, Series C, 4.00%, 9/01/34	5,300,000	6,047,777
Washington Health Care Facilities Authority Revenue,
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/30	1,000,000	1,231,060
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/31	1,925,000	2,358,318
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/31	2,250,000	2,621,768
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/32	4,005,000	4,654,170
  |  33

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Washington (continued)
	Washington State GO,
	Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	$29,370,000	$34,294,468
	Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,699,903
	Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	12,197,700
	Various Purpose, Series D, Pre-Refunded, 5.00%, 2/01/25	13,955,000	15,104,613
	Washington State Health Care Facilities Authority Revenue,
	CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/35	1,370,000	1,657,618
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/30	2,800,000	3,460,632
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/31	1,700,000	2,088,161
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/32	1,500,000	1,833,600
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/33	1,395,000	1,700,826
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/34	1,225,000	1,487,579
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/35	1,250,000	1,512,425
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/36	2,125,000	2,561,794
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/37	2,000,000	2,400,240
			159,939,316
	Wisconsin 0.5%
	Wisconsin State Transportation Revenue,
	Refunding, Series 1, 5.00%, 7/01/24	6,560,000	7,194,877
	Refunding, Series 2, 5.00%, 7/01/31	5,000,000	6,167,750
	Series 1, Pre-Refunded, 5.00%, 7/01/24	3,440,000	3,777,257
			17,139,884
	U.S. Territories 0.0%†
	Guam 0.0%†
	Guam Government Limited Obligation Revenue, Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,025,000
	Total Municipal Bonds before Short Term Investments (Cost $3,374,871,415)		3,545,881,485
	Short Term Investments 3.3%
	Municipal Bonds 3.3%
	Alabama 0.3%
[b]	Columbia IDB, PCR, Alabama Power Co. Project, Refunding, Series C, Daily VRDN and Put, 1.19%, 12/01/37	350,000	350,000
[b]	Mobile IDB, Solid Waste Dispense Revenue, Alabama Power Barry Plant Project, Second Series, Daily VRDN and Put, 1.21%, 6/01/34	12,100,000	12,100,000
			12,450,000
	Arizona 0.3%
[b]	Arizona IDA Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 2/01/48	11,145,000	11,145,000
  |  34

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Colorado 0.6%
[b]	Denver City and County COP,
	Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 12/01/29	$6,600,000	$6,600,000
	Wellington E. Webb Municipal Office Building, Refunding, Series A3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 12/01/31	14,100,000	14,100,000
			20,700,000
	Florida 0.8%
[b]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.23%, 7/15/22	23,600,000	23,600,000
[b]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.20%, 9/01/28	5,300,000	5,300,000
			28,900,000
	Kentucky 0.2%
[b]	Berea Educational Facilities Revenue, Berea College Project, Series A, Daily VRDN and Put, 1.12%, 6/01/32	2,700,000	2,700,000
[b]	Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, LOC PNC Bank, Daily VRDN and Put, 1.18%, 10/01/39	4,600,000	4,600,000
			7,300,000
	Maryland 0.1%
[b]	Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System Issue, Refunding, Series D, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.19%, 7/01/41	1,800,000	1,800,000
	Minnesota 0.2%
[b]	Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue,
	Children’s Hospitals and Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.10%, 8/15/25	1,650,000	1,650,000
	Children’s Hospitals and Clinics of Minnesota, Tranche I, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.09%, 8/15/37	4,425,000	4,425,000
[b]	Minnesota State Higher Education Facilities Authority Revenue, St. Paul Concordia University, Series Six-Q, LOC US Bank National Association, Daily VRDN and Put, 1.19%, 4/01/37	600,000	600,000
			6,675,000
	Missouri 0.0%†
[b]	Missouri State Health and Educational Facilities Authority Revenue, Educational Facilities, The Washington University, Series B, SPA US Bank National Association, 1.10%, Daily VRDN and Put, 2/15/33	1,100,000	1,100,000
	New York 0.2%
[b]	New York City Municipal Water Finance Authority Water and Sewer System Revenue,
	Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-1, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 6/15/50	5,000,000	5,000,000
	Second General Resolution, Fiscal 2017, Series BB, Subseries BB-1A, SPA State Street Bank & Trust Co., Daily VRDN and Put, 1.18%, 6/15/49	800,000	800,000
[b]	Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank B&T Co., Daily VRDN and Put, 1.13%, 1/01/32	1,480,000	1,480,000
			7,280,000
  |  35

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	North Carolina 0.0%†
[b]	The Charlotte-Mecklenburg Hospital Authority Revenue, Atrium Health, Health Care, Series H, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 1/15/48	$500,000	$500,000
	Ohio 0.0%†
[b]	Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.12%, 1/01/39	700,000	700,000
	Pennsylvania 0.3%
[b]	Geisinger Authority Revenue, Geisinger Health System, Montour County, Refunding, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.12%, 5/15/35	2,800,000	2,800,000
[b]	Pennsylvania State Higher Educational Facilities Authority Revenue, Drexel University Multi-Modal, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.09%, 5/01/30	7,700,000	7,700,000
			10,500,000
	Virginia 0.3%
[b]	Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series B, SPA TD Bank National Association, Daily VRDN and Put, 1.16%, 10/01/48	12,035,000	12,035,000
	Total Short Term Investments (Cost $121,085,000)		121,085,000
	Total Investments (Cost $3,495,956,415) 101.2%		3,666,966,485
	Other Assets, less Liabilities (1.2)%		(44,713,353)
	Net Assets 100.0%		$3,622,253,132

See Abbreviations on page 157.
†Rounds to less than 0.1% of net assets.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  36

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
		Shares	Value
	Management Investment Companies (Cost $18,390,563) 1.9%
	Financials 1.9%
[a]	Franklin Liberty Municipal Bond ETF	715,000	$18,597,150
		Principal Amount
	Municipal Bonds 83.2%
	Alabama 1.0%
[b]	Mobile IDB,
	PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, 2.90%, 12/12/23	$7,550,000	7,895,714
	PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, Series A, 1.85%, 3/24/20	2,250,000	2,253,623
			10,149,337
	Arkansas 1.6%
	Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%, 6/15/22	11,195,000	11,555,367
	Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/20	4,930,000	4,943,755
			16,499,122
	California 6.3%
[b]	California Health Facilities Financing Authority Revenue,
	Providence St. Joseph Health, Mandatory Put, Series B-3, 2.00%, 10/01/25	13,340,000	13,822,641
	St. Joseph Health System, Mandatory Put, Refunding, Series D, 5.00%, 10/15/20	5,000,000	5,161,950
[b]	California Infrastructure and Economic Development Bank Revenue, J Paul Getty Trust, Mandatory Put, Refunding, Series A-1, 1.577%, 4/01/22	15,000,000	15,047,850
[b]	California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, Series A, 2.00%, 2/03/20	4,500,000	4,506,435
[b]	California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put, Refunding, Series D, 2.625%, 12/01/23	3,000,000	3,113,130
	California Statewide CDA Revenue, Viamonte Senior Living1 Project, Series B, California Mortgage Insured, 3.00%, 7/01/27	3,500,000	3,555,720
	Mount San Antonio Community College District GO, Capital Appreciation, BAN, zero cpn., 4/01/22	10,000,000	9,706,700
	Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20	5,000,000	4,933,250
[b]	Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put, Refunding, Series A, 1.50%, 10/01/20	3,250,000	3,255,070
			63,102,746
	Colorado 0.8%
	Denver City and County School District No. 1 GO, Series B, 4.00%, 12/01/27	7,480,000	8,045,338
	Connecticut 2.1%
[b]	Connecticut State Health and Educational Facilities Authority Revenue,
	Yale University Issue, Mandatory Put, Refunding, Series A, 2.05%, 7/12/21	7,500,000	7,601,175
	Yale University Issue, Mandatory Put, Series A, 1.30%, 2/03/20	10,000,000	10,001,700
	Yale University Issue, Mandatory Put, Series X-2, 1.80%, 2/09/21	3,000,000	3,021,060
			20,623,935
	Florida 1.4%
	Escambia County PCR, Gulf Power Co. Project, Refunding, 2.60%, 6/01/23	5,000,000	5,179,600
	Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series A, 5.00%, 10/01/25	1,000,000	1,201,880
	Florida State Turnpike Authority Revenue, Department of Transportation, Refunding, Series A, 2.875%, 7/01/25	3,000,000	3,117,630
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  37

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24	$4,000,000	$4,382,840
			13,881,950
	Georgia 2.9%
	Georgia State GO, Series A, 5.00%, 2/01/23	12,375,000	13,870,642
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding, Series A, 3.00%, 7/01/23	11,000,000	11,690,140
[b]	Monroe County Development Authority PCR, Georgia Power Co. Plant Scherer Project, Mandatory Put, Refunding, First Series, 2.05%, 11/19/21	3,250,000	3,274,798
			28,835,580
	Hawaii 1.1%
	Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/23	10,000,000	11,095,400
	Illinois 0.9%
[b]	Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put, 1.711%, 9/01/22	8,610,000	8,630,320
	Iowa 1.0%
	Des Moines Independent Community School District Revenue, Polk and Warren Counties, School Infrastructure Sales, Services and Use Tax, AGMC Insured, 3.00%, 6/01/29	9,300,000	9,884,877
	Kansas 0.2%
	Reno County USD No. 308 GO, Hutchinson, Refunding, 5.00%, 9/01/27	1,575,000	1,968,104
	Kentucky 2.2%
[b]	Kentucky Public Energy Authority Gas Supply Revenue,
	Mandatory Put, Series A, 4.00%, 4/01/24	10,000,000	10,894,400
	Mandatory Put, Series B, 4.00%, 1/01/25	10,000,000	11,051,300
			21,945,700
	Louisiana 3.0%
	Louisiana State GO,
	Seried A, 5.00%, 3/01/31	10,870,000	13,820,335
	Series A, 4.00%, 5/15/31	15,225,000	16,379,055
			30,199,390
	Maryland 5.1%
	Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%, 10/15/25	5,000,000	6,053,050
	Maryland State GO,
	State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23	11,355,000	12,087,625
	State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/26	12,330,000	15,237,044
	Washington Suburban Sanitary District GO,
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/28	5,500,000	6,045,325
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/30	5,500,000	6,045,325
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/31	5,500,000	6,045,325
			51,513,694
  |  38

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Massachusetts 0.6%
[b]	Massachusetts Development Finance Agency Revenue, Partners HealthCare System Issue, Mandatory Put, Refunding, Series S-4, 5.00%, 1/25/24	$5,000,000	$5,748,300
	Michigan 1.3%
	Grand Rapids Sanitary Sewer System Revenue, Improvement and Refunding, Series A, AGMC Insured, 5.50%, 1/01/22	3,145,000	3,284,449
	Michigan Finance Authority Revenue, Unemployment Obligation Assessment, Refunding, Series B, 5.00%, 7/01/20	8,410,000	8,434,894
	Michigan State HDA Rental Housing Revenue, Series A-1, 1.50%, 10/01/22	1,000,000	1,000,320
			12,719,663
	Minnesota 1.7%
	Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/24	6,065,000	6,994,764
	Hennepin County Housing and Redevelopment Authority MF Housing Revenue, Holmes Greenway Apartments Project, Series A, 1.35%, 12/01/20	1,250,000	1,250,213
[b]	Minneapolis MFHR, Riverside Homes Project, Mandatory Put, Series A, 2.40%, 5/01/20	1,250,000	1,250,588
	Minnesota State Higher Education Facilities Authority Revenue,
	University of St. Thomas, 5.00%, 10/01/26	1,000,000	1,220,120
	University of St. Thomas, 5.00%, 10/01/27	1,000,000	1,244,170
	Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/21	5,000,000	5,203,900
			17,163,755
	Mississippi 0.5%
[b]	Mississippi Business Finance Corp. Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, 1.35%, 9/01/20	5,000,000	4,998,850
	Nevada 2.8%
	Clark County School District GO, Refunding, Series D, 5.00%, 6/15/20	20,000,000	20,395,200
	Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Refunding, 5.00%, 12/01/20	7,000,000	7,267,120
			27,662,320
	New Jersey 4.5%
	Garden State Preservation Trust Revenue, Open Space and Farmland Preservation, Forward Delivery, Series A, 5.75%, 11/01/28	25,000,000	31,316,750
[b]	New Jersey State Housing and Mortgage Finance Agency MF Conduit Revenue, Garden Spires Project, Mandatory Put, Series A, 2.02%, 8/01/20	4,310,000	4,327,499
	New Jersey State Transportation Trust Fund Authority Revenue, Transportation, Capital Appreciation, Series C, BHAC Insured, zero cpn., 12/15/27	11,110,000	9,331,178
			44,975,427
	New Mexico 0.9%
[b]	Farmington PCR, Southern California Edison Co. Four Corners Project, Mandatory Put, Refunding, Series A, 1.875%, 4/01/20	9,000,000	9,005,220
  |  39

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York 7.1%
[b]	Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development Corp. Project, Mandatory Put, Refunding, Subseries C, 2.00%, 11/01/21	$4,750,000	$4,772,088
	New York City GO,
	Fiscal 2010, Refunding, Series C, 5.00%, 8/01/24	6,000,000	6,017,520
	Fiscal 2010, Series E, 5.00%, 8/01/27	8,075,000	8,098,579
	Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	7,180,180
	Fiscal 2019, Refunding, Series A, 5.00%, 8/01/22	5,000,000	5,510,200
	New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	6,102,923
	New York State Energy Research and Development Authority PCR,
	New York State Electric and Gas Corp. Project, Refunding, Series D, 3.50%, 10/01/29	3,000,000	3,423,480
	[b] Rochester Gas and Electric Corp. Project, Mandatory Put, Series A, 3.00%, 7/01/25	10,000,000	10,751,900
	New York State HFAR, Affordable Housing, Climate Bond Certified/Green Bonds, Series K, GNMA Secured, 1.50%, 5/01/21	10,000,000	10,020,400
	Suffolk County GO,
	Public Improvements, Series B, AGMC Insured, 4.00%, 10/15/28	4,205,000	4,791,135
	Refunding, Series D, 4.00%, 10/15/20	4,270,000	4,369,363
			71,037,768
	North Carolina 1.3%
	Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,510,050
	North Carolina State University at Raleigh Revenue,
	General, The Board of Governors of the University of North Carolina, Refunding, Series A, 5.00%, 10/01/27	1,500,000	1,906,605
	General, The Board of Governors of the University of North Carolina, Refunding, Series B, 5.00%, 10/01/26	3,000,000	3,732,810
			13,149,465
	North Dakota 0.5%
	West Fargo GO, Cass County, Temporary, Refunding and Improvement, 2.15%, 5/01/21	5,000,000	5,003,150
	Ohio 3.9%
	American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/20	7,000,000	7,052,990
	Lucas County Hospital Revenue, Promedica Healthcare Obligated Group, Refunding, Series A, 6.50%, 11/15/37	10,000,000	11,020,400
	Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,000,000
	Ohio State Water Development Authority PCR, Loan Fund, Series A, 5.00%, 6/01/29	8,500,000	11,013,195
	Ohio State Water Development Authority Revenue, Fresh Water, 5.00%, 6/01/28	7,000,000	8,927,450
			39,014,035
	Oklahoma 0.7%
	Oklahoma County Finance Authority Educational Facilities Lease Revenue,
	Midwest City-Del City Public Schools Project, 5.00%, 10/01/20	1,350,000	1,391,769
	Midwest City-Del City Public Schools Project, 5.00%, 10/01/22	1,000,000	1,103,240
  |  40

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Oklahoma (continued)
	Tulsa County Industrial Authority Educational Facilities Lease Revenue,
	Owasso Public Schools Project, 5.00%, 9/01/21	$2,010,000	$2,139,987
	Owasso Public Schools Project, 5.00%, 9/01/22	1,500,000	1,645,305
	Owasso Public Schools Project, 5.00%, 9/01/23	1,170,000	1,319,970
			7,600,271
	Oregon 1.1%
	Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Refunding, Series A, 5.00%, 11/15/22	5,000,000	5,564,050
	Oregon State GO, Higher Education, Refunding, Series B, 5.00%, 8/01/27	2,785,000	3,340,608
	Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/25	2,000,000	2,405,600
			11,310,258
	Pennsylvania 2.9%
[b]	Lehigh County IDA, PCR, PPL Electric Utilities Corp. Project, Refunding, Mandatory Put, Series A, 1.80%, 9/01/22	10,000,000	10,058,900
	Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,045,000
	Westmoreland County Municipal Authority Revenue, Municipal Service, Pre-Refunded, 5.00%, 8/15/37	7,895,000	8,992,800
			29,096,700
	South Carolina 1.1%
[b]	Patriots Energy Group Financing Agency Gas Supply Revenue, Mandatory Put, Sub Series A, 4.00%, 2/01/24	10,000,000	10,921,200
	Tennessee 3.2%
	Memphis GO,
	General Improvement, Refunding, 5.00%, 6/01/24	6,915,000	8,052,033
	General Improvement, Refunding, 5.00%, 6/01/25	7,260,000	8,693,124
	General Improvement, Refunding, 5.00%, 6/01/26	7,625,000	9,359,078
[b]	Tennergy Corp. Gas Supply Revenue, Mandatory Put, Series A, 5.00%, 10/01/24	5,000,000	5,762,050
			31,866,285
	Texas 9.0%
	Clifton Higher Education Finance Corp. Revenue,
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 3.00%, 8/15/20	2,400,000	2,430,672
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/21	2,000,000	2,094,960
	Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/22	3,200,000	3,437,408
	Comal ISD,
	GO, School Building, PSF Guarantee, 5.00%, 2/01/21	2,280,000	2,381,734
	GO, School Building, PSF Guarantee, 5.00%, 2/01/22	2,250,000	2,435,827
	Cypress-Fairbanks ISD,
	GO, Harris County, Refunding, PSF Guarantee, 5.00%, 2/15/22	7,320,000	7,928,512
	[b] GO, Harris County, School Building, Series A-1, PSF Guarantee,Mandatory Put, 2.125%, 8/16/21	6,315,000	6,402,400
	Dallas Waterworks and Sewer System Revenue, Dallas Denton Collin and Rockwall Counties, Refunding, Series A, 5.00%, 10/01/26	5,000,000	6,020,850
	Fort Worth GO, Tarrant Denton Parker Johnson and Wise Counties, General Purpose, Refunding and Improvement, Series A, 5.00%, 3/01/20	5,000,000	5,047,000
	Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/26	1,000,000	1,238,820
  |  41

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Texas (continued)
	Lubbock GO, Refunding, 5.00%, 2/15/25	$5,150,000	$6,105,582
	Northside ISD, GO, Refunding, PSF Guarantee, 4.00%, 8/15/20	5,940,000	6,059,691
	San Antonio ISD, GO, Bexar County, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/21	14,880,000	15,565,968
	Texas State GO,
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/24	4,750,000	5,574,742
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/25	2,000,000	2,414,040
	Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/26	2,000,000	2,468,660
	Texas State Water Development Board Revenue, State Revolving Fund, 5.00%, 8/01/27	4,200,000	5,280,912
[b]	Texas Transportation Commission State Highway Fund Revenue, first tier, Mandatory Put, Refunding, Series B, 4.00%, 10/01/21	3,000,000	3,151,650
	University of Texas System Revenue, Board of Regents, Financing System, Series J, 5.00%, 8/15/21	4,000,000	4,261,960
			90,301,388
	Utah 0.1%
	South Valley Water Reclamation Facility Sewer Revenue, AGMC Insured, 5.00%, 2/15/23	1,225,000	1,369,023
	Virginia 2.8%
	Virginia College Building Authority Educational Facilities Revenue,
	21st Century College and Equipment Programs, Series A, 4.00%, 2/01/29	15,375,000	16,331,325
	Public Higher Education Financing Program, Refunding, Series B, 5.00%, 9/01/20	11,760,000	12,099,746
			28,431,071
	Washington 6.5%
	Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	5,000,000	5,674,100
	King and Pierce Counties School District No. 408 Auburn GO,
	5.00%, 12/01/27	1,700,000	2,149,446
	5.00%, 12/01/28	3,300,000	4,161,729
	Pierce County Sumner School District No. 320 GO, Unlimited Tax, Refunding and Improvement, 4.00%, 12/01/20	7,250,000	7,455,175
	Snoqualmie Valley School District No. 410 GO,
	King County, Improvement and Refunding, 5.00%, 12/01/20	4,880,000	5,067,197
	King County, Improvement and Refunding, 5.00%, 12/01/21	2,455,000	2,642,341
	Spokane County School District No. 354 Mead GO,
	4.00%, 12/01/32	1,150,000	1,317,279
	5.00%, 12/01/33	1,500,000	1,856,145
	Spokane County School District No. 356 Central Valley GO, 4.00%, 12/01/31	8,295,000	9,563,388
[b]	University of Washington Revenue, General, Mandatory Put, Series A, 5.00%, 5/01/22	5,000,000	5,348,300
	Washington State GO,
	Motor Vehicle Fuel Tax, Refunding, 5.00%, 7/01/23	3,255,000	3,573,502
	Motor Vehicle Fuel Tax, Refunding, Series R-2015D, 5.00%, 7/01/28	3,985,000	4,685,643
	Motor Vehicle Fuel Tax, Refunding, Series R-D, 5.00%, 7/01/23	4,085,000	4,484,717
	Variable Purpose, Series D, 5.00%, 2/01/34	6,545,000	7,084,177
			65,063,139
  |  42

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Wisconsin 1.1%
	Fond Du Lac GO,
	Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/20	$700,000	$701,750
	Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	1,000,000	1,017,770
	Wisconsin State GO, Series B, 3.00%, 5/01/33	9,000,000	9,095,400
			10,814,920
	Total Municipal Bonds (Cost $812,551,002)		833,627,701
	Total Investments before Short Term Investments (Cost $830,941,565)		852,224,851
	Short Term Investments 14.1%
	Municipal Bonds 14.1%
	Alabama 0.1%
[c]	Mobile IDB,
	PCR, Alabama Power Co. Barry Plant Project, First Series, Daily VRDN and Put, 1.19%, 6/01/34	1,100,000	1,100,000
	Solid Waste Dispense Revenue, Alabama Power Barry Plant Project, Second Series, Daily VRDN and Put, 1.21%, 6/01/34	300,000	300,000
			1,400,000
	Arizona 2.5%
[c]	Arizona IDA Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 2/01/48	8,030,000	8,030,000
[c]	Maricopa County IDA Hospital Revenue, Honor Health, Refunding, Series C, Weekly VRDN and Put, 1.90%, 9/01/24	17,000,000	17,058,310
			25,088,310
	Colorado 2.0%
[c]	Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series B-4, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.18%, 12/01/35	1,100,000	1,100,000
[c]	Denver City and County COP,
	Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 12/01/29	18,195,000	18,195,000
	Wellington E. Webb Municipal Office Building, Refunding, Series A3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 12/01/31	600,000	600,000
			19,895,000
	Florida 2.9%
[c]	Jacksonville PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.18%, 5/01/29	600,000	600,000
[c]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.23%, 7/15/22	2,600,000	2,600,000
[c]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.20%, 9/01/28	25,600,000	25,600,000
			28,800,000
	Georgia 0.0%†
[c]	Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.10%, 7/01/35	100,000	100,000
  |  43

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Kentucky 0.4%
[c]	Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, LOC PNC Bank, Daily VRDN and Put, 1.18%, 10/01/39	$4,000,000	$4,000,000
	Maryland 2.2%
[c]	Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System Issue, Refunding, Series D, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.19%, 7/01/41	6,250,000	6,250,000
[c]	Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 1.13%, 11/01/37	15,200,000	15,200,000
			21,450,000
	Michigan 0.0%†
[c]	University of Michigan Revenue, Regents, General, Series D-1, Daily VRDN and Put, 1.10%, 12/01/24	200,000	200,000
	Minnesota 0.0%†
[c]	Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 11/15/35	300,000	300,000
	Missouri 0.4%
[c]	Missouri State Health and Educational Facilities Authority Revenue,
	Educational Facilities, The Washington University, Series B, SPA JPMorgan Chase Bank, 1.15%, Daily VRDN and Put, 3/01/40	2,600,000	2,600,000
	Educational Facilities, The Washington University, Series B, SPA US Bank National Association, 1.10%, Daily VRDN and Put, 2/15/33	1,800,000	1,800,000
			4,400,000
	New York 1.2%
[c]	New York City GO, Fiscal 2006, Series I, Subseries I-8, SPA State Street Bank & Trust Co., Daily VRDN and Put, 1.17%, 4/01/36	9,000,000	9,000,000
[c]	New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put, 1.14%, 6/15/38	1,975,000	1,975,000
[c]	New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 11/01/36	500,000	500,000
[c]	Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank B&T Co., Daily VRDN and Put, 1.13%, 1/01/32	100,000	100,000
			11,575,000
	North Carolina 0.3%
[c]	The Charlotte-Mecklenburg Hospital Authority Revenue,
	Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 1/15/38	2,900,000	2,900,000
	Carolinas HealthCare System, Series E, LOC TD Bank National Association, Daily VRDN and Put, 1.19%, 1/15/44	200,000	200,000
			3,100,000
  |  44

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	Ohio 0.4%
	Dublin City School District GO, Franklin Delaware and Union Counties, School Facilities Construction and Improvement, Series A, 3.00%, 12/01/19	$2,415,000	$2,415,000
[c]	Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.12%, 1/01/39	1,700,000	1,700,000
			4,115,000
	Pennsylvania 0.8%
[c]	Pennsylvania State Turnpike Commission Turnpike Revenue, Refunding, Series A-2, Weekly VRDN and Put, 1.80%, (MUNIPSA + 0.70%), 12/01/19	3,000,000	3,000,000
[c]	University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Pitt Asset Notes, Higher Education, Weekly VRDN and Put, 1.34%, 9/15/21	5,000,000	4,999,350
			7,999,350
	Utah 0.5%
[c]	Weber County Hospital Revenue, IHC Health Services Inc., Series C, SPA Bank of New York Mellon, Daily VRDN and Put, 1.14%, 2/15/35	5,340,000	5,340,000
	Virginia 0.4%
[c]	Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series B, SPA TD Bank National Association, Daily VRDN and Put, 1.16%, 10/01/48	2,610,000	2,610,000
[c]	Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, SPA Wells Fargo Bank, Daily VRDN and Put, 1.10%, 11/01/36	1,100,000	1,100,000
			3,710,000
	Total Short Term Investments (Cost $141,415,089)		141,472,660
	Total Investments (Cost $972,356,654) 99.2%		993,697,511
	Other Assets, less Liabilities 0.8%		8,111,570
	Net Assets 100.0%		$1,001,809,081

See Abbreviations on page 157.
†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in affiliated management investment companies.
[b]The maturity date shown represents the mandatory put date.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  45

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Florida Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.7%
Florida 95.2%
Atlantic Beach Health Care Facilities Revenue, Fleet Landing Project, Refunding, Series A, 5.00%, 11/15/38	$1,105,000	$1,270,883
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Refunding, 5.00%, 4/01/39	5,000,000	5,505,200
Broward County Port Facilities Revenue, Senior Bond, Series B, 4.00%, 9/01/44	5,000,000	5,472,900
Central Expressway Authority Revenue,
senior lien, Refunding, Series B, 4.00%, 7/01/39	5,000,000	5,481,450
senior lien, Refunding, Series B, 4.00%, 7/01/40	5,825,000	6,373,948
[a] senior lien, Series B, 5.00%, 7/01/49	5,000,000	6,051,750
Citizens Property Insurance Corp. Revenue, Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,463,500
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	2,000,000	2,000,000
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,117,572
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39	5,000,000	5,306,650
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	7,397,251
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	11,321,970
Florida Higher Educational Facilities Financing Authority Revenue,
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	2,905,567
Rollins College Project, Pre-Refunded, 5.00%, 12/01/37	10,000,000	10,377,600
The University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,163,960
Florida State Board of Education GO,
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/35	5,340,000	6,015,350
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series F, 4.00%, 6/01/37	8,000,000	8,933,520
Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	17,501,550
Public Education Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	7,425,799
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, Pre-Refunded, 5.25%, 10/01/40	5,000,000	5,367,750
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	3,942,005
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,654,000
Series A, ETM, 6.875%, 10/01/22	3,905,000	4,288,861
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,014,675
Fort Myers Utility System Revenue, Refunding, Series A, 4.00%, 10/01/44	8,000,000	8,957,920
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	3,051,499
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,511,689
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,950,517
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,864,741
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	2,347,853
Gainesville Utilities System Revenue, Refunding, Series A, 5.00%, 10/01/47	5,000,000	6,166,900
Greater Orlando Aviation Authority Airport Facilities Revenue,
Series A, 5.00%, 10/01/39	5,000,000	5,148,350
Series A, 4.00%, 10/01/44	5,000,000	5,539,000
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,747,377
Daytona Beach, Refunding and Improvement, 5.00%, 6/01/36	2,500,000	2,897,500
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  46

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Customer Facility Charge, Series A, 5.00%, 10/01/44	$5,000,000	$5,648,550
Tampa International Airport, Series E, 5.00%, 10/01/43	5,000,000	5,992,300
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,184,400
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,794,942
Lee County IDA Health Care Facilities Revenue, Shell Point-Alliance, Improvement, 5.00%, 11/15/44	5,000,000	5,754,200
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, Pre-Refunded, 5.50%, 11/15/42	2,100,000	2,272,662
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	1,339,890
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,713,993
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,940,110
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A, AGMC Insured, 5.00%, 2/01/40	5,000,000	5,658,600
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,591,500
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,005,200
Miami Special Obligation Revenue, Parking, Marlins Stadium Project, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/35	5,000,000	5,120,900
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37	10,000,000	11,440,300
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40	5,000,000	5,899,750
Miami International Airport, Series A-1, Pre-Refunded, 5.375%, 10/01/35	7,500,000	7,762,725
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	19,151,782
Miami-Dade County Health Facilities Authority Hospital Revenue,
Miami Children’s Hospital Project, Series A, 6.125%, 8/01/42	1,055,000	1,084,962
Miami Children’s Hospital Project, Series A, Pre-Refunded, 6.125%, 8/01/42	2,945,000	3,038,975
Nicklaus Children’s Hospital Project, Refunding, 5.00%, 8/01/42	3,000,000	3,537,510
Nicklaus Children’s Hospital Project, Refunding, 4.00%, 8/01/47	3,500,000	3,763,095
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,727,942
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,577,100
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/42	15,000,000	16,222,950
5.00%, 7/01/43	10,000,000	12,111,700
4.00%, 7/01/47	5,000,000	5,535,850
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 10/01/39	10,000,000	10,323,700
Refunding, 5.00%, 10/01/43	5,000,000	6,107,550
Series A, Pre-Refunded, 5.00%, 10/01/42	10,000,000	11,073,900
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,182,100
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,656,800
Hospital, Orlando Health Obligated Group, Series A, 5.00%, 10/01/47	5,000,000	6,006,850
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	5,000,000	5,549,850
  |  47

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Orlando-Orange County Expressway Authority Revenue,
	Refunding, Series A, 5.00%, 7/01/35	$8,330,000	$9,303,944
	Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,111,712
	Series C, Pre-Refunded, 5.00%, 7/01/35	4,000,000	4,089,800
	Series C, Pre-Refunded, 5.00%, 7/01/40	2,755,000	2,816,850
	Palm Beach County Health Facilities Authority Revenue, Lifespace Communities Inc., Refunding, Series B, 5.00%, 5/15/47	5,000,000	5,543,000
	Palm Beach GO, Underground Utility Project, 4.00%, 7/01/43	5,000,000	5,630,850
	Sarasota County Health Facilities Authority Revenue,
	Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/33	600,000	680,340
	Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/38	1,025,000	1,152,285
	Retirement Facility, Improvement, Sunnyside Village Project, 5.00%, 5/15/48	1,850,000	2,054,370
	Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/37	2,350,000	2,591,509
	Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/42	1,600,000	1,754,656
	Retirement Facility, Improvement, Village On The Isle Project, Series A, 5.00%, 1/01/47	2,450,000	2,681,843
	Sarasota County Public Hospital District Revenue, Hospital, Sarasota Memorial Hospital Project, 4.00%, 7/01/48	10,000,000	10,910,100
	South Lake County Hospital District Revenue, South Lake Hospital Inc., Pre-Refunded, 5.25%, 10/01/34	5,000,000	5,066,950
	South Miami Health Facilities Authority Hospital Revenue,
	Baptist Health South Florida, Refunding, 4.00%, 8/15/42	5,000,000	5,451,250
	Baptist Health South Florida, Refunding, 5.00%, 8/15/42	6,500,000	7,659,535
	Sunrise Utilities System Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	520,000	537,248
	Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%, 10/01/38	10,000,000	11,279,600
	Tampa Hospital Revenue, H. Lee Moffitt Cancer Center Project, Refunding, Series B, 5.00%, 7/01/37	5,000,000	5,729,300
	Tampa Sports Authority Revenue,
	Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	385,000	394,059
	Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,147,383
	Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	5,000,000	5,915,550
	University of North Florida FICO Revenue, Capital Improvement, Housing Project, Refunding, AGMC Insured, 5.00%, 11/01/35	5,000,000	5,926,300
	Volusia County Educational Facility Authority Revenue,
	Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/42	1,500,000	1,747,860
	Educational Facilities, Embry-Riddle Aeronautical University Inc. Project, Refunding, 5.00%, 10/15/47	3,500,000	4,061,785
			529,547,774
	U.S. Territories 3.5%
	Puerto Rico 3.5%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-RSA-1, 5.00%, 7/01/42	10,000,000	7,675,000
	Series XX-RSA-1, 5.25%, 7/01/40	10,000,000	7,675,000
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	3,900,000	4,002,375
			19,352,375
	Total Municipal Bonds before Short Term Investments (Cost $518,519,193)		548,900,149
  |  48

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments 1.5%
	Municipal Bonds 1.5%
	Florida 1.5%
[c]	Jacksonville PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.18%, 5/01/29	$1,100,000	$1,100,000
[c]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.23%, 7/15/22	4,900,000	4,900,000
[c]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.20%, 9/01/28	2,600,000	2,600,000
	Total Short Term Investments (Cost $8,600,000)		8,600,000
	Total Investments (Cost $527,119,193) 100.2%		557,500,149
	Other Assets, less Liabilities (0.2)%		(1,200,954)
	Net Assets 100.0%		$556,299,195

See Abbreviations on page 157.
[a]A security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  49

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Georgia Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 97.4%
	Georgia 96.6%
	Athens Housing Authority Revenue,
	UGAREF East Campus Housing Phase II LLC Project, Refunding, 5.00%, 6/15/36	$2,390,000	$2,863,674
	UGAREF Fraternity Row LLC Project, Refunding, 4.00%, 6/15/40	5,000,000	5,505,200
	Atlanta Airport General Revenue,
	Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,137,580
	Refunding, Series C, 6.00%, 1/01/30	6,000,000	6,306,720
	Series A, 5.00%, 1/01/40	9,000,000	9,027,270
	Atlanta Airport Passenger Facility Charge Revenue,
	General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,533,820
	General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,673,670
	General, sub. lien, Series D, 4.00%, 7/01/39	4,500,000	5,056,155
	Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%, 12/01/35	3,530,000	4,087,422
	The Atlanta Development Authority Revenue,
	New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	7,750,000	9,113,147
	New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,509,250
	Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,881,631
	Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,273,480
	Atlanta Tax Allocation, Beltline Project, Refunding, Series B, 5.00%, 1/01/31	1,780,000	2,130,322
	Atlanta Water and Wastewater Revenue,
	Refunding, 4.00%, 11/01/38	1,450,000	1,678,926
	Refunding, 5.00%, 11/01/43	10,000,000	11,539,800
	Refunding, Series B, 5.00%, 11/01/47	5,000,000	6,043,850
	Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	6,168,500
	Bainbridge PFAR, Decatur County Projects, AGMC Insured, 4.00%, 3/01/43	4,000,000	4,351,880
[a]	Baldwin County Hospital Authority Revenue,
	Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	25
	Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	20
	Bartow-Cartersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36	4,155,000	4,358,761
	Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/40	5,000,000	5,395,000
	Brookhaven Development Authority Revenue, Children’s Healthcare of Atlanta, Series A, 4.00%, 7/01/44	6,000,000	6,699,060
	Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	2,045,000	2,083,916
	Buford GO, Refunding, Series C, 4.00%, 1/01/43	5,000,000	5,475,850
	Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,160,278
	Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project, Refunding, Series D, 4.125%, 11/01/45	6,000,000	6,394,980
	Carroll City-County Hospital Authority Revenue,
	Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,279,660
	Anticipation Certificates, Tanner Medical Center Inc. Project, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,111,100
	Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,648,460
	Cartersville Water and Sewer Revenue, Refunding, 5.00%, 6/01/48	4,000,000	4,823,000
	City of Dalton GO, 5.00%, 2/01/48	3,000,000	3,611,250
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  50

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Georgia (continued)
	Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	$5,000,000	$5,446,550
	Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,152,730
	Clayton County Hospital Authority Revenue,
	Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%, 8/01/30	2,000,000	2,049,320
	Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%, 8/01/35	1,000,000	1,026,300
	Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,385,384
	Cobb County Development Authority Revenue, Georgia Tech Cobb Research Campus, Series A, 4.00%, 6/01/42	1,600,000	1,759,776
	Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,290,080
	Cobb County Development Authority Student Recreation and Activities Center Revenue,
	KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,702,375
	KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,699,700
	Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,179,680
	Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,102,600
	Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/39	1,500,000	1,706,040
	Dalton-Whitfield County Joint Development Authority Revenue, Hamilton Health Care System Obligated Group, 4.00%, 8/15/41	3,000,000	3,301,950
	Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,796,349
	DeKalb County Water and Sewerage Revenue,
	Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	10,655,000	12,811,785
	Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,227,263
	DeKalb Newton and Gwinnett County Joint Development Authority Revenue, GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,396,350
[b]	Etowah Water and Sewer Authority Revenue,
	Refunding, BAM Insured, 4.00%, 3/01/36	1,450,000	1,628,495
	Refunding, BAM Insured, 3.00%, 3/01/44	1,250,000	1,257,913
	Fairburn GO, AGMC Insured, Pre-Refunded, 5.75%, 12/01/31	2,000,000	2,182,540
	Floyd County Hospital Authority Revenue, Anticipation Certificates, Floyd Medical Center Project, Refunding, Series A, 4.00%, 7/01/43	7,735,000	8,373,137
	Forsyth County School District GO, 5.00%, 2/01/38	2,650,000	3,283,536
	Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	1,000,000	1,160,840
	Fulton County Development Authority Revenue,
	AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,225,337
	Georgia Tech Facilities, 4.00%, 3/01/43	2,000,000	2,217,900
	Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,562,580
	Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/44	10,000,000	11,145,100
	Fulton County GO, Library Bond, 4.00%, 7/01/40	5,000,000	5,547,450
	Fulton County Residential Care Facilities Elderly Authority Retirement Facility Revenue, Lenbrook Square Foundation Inc. Project, Refunding, 5.00%, 7/01/42	6,000,000	6,533,400
  |  51

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.375%, 2/15/40	$1,245,000	$1,255,122
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/42	7,000,000	8,125,390
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Series A, Pre-Refunded, 5.375%, 2/15/40	3,755,000	3,787,068
Georgia Municipal Electric Authority Revenue, Plant Vogtle Units 3 and 4 Project M, Series A, 4.00%, 1/01/44	5,000,000	5,451,450
Georgia State GO,
Series A, 4.00%, 7/01/36	5,000,000	5,750,950
Series A-2, 4.00%, 2/01/36	5,000,000	5,641,100
Georgia State HFAR,
SFM, Series A, 3.80%, 12/01/37	5,000,000	5,170,750
SFM, Series A, 3.85%, 12/01/38	5,705,000	6,171,840
SFM, Series A, 3.95%, 12/01/43	3,000,000	3,224,100
SFM, Series B, 4.05%, 12/01/38	1,640,000	1,797,079
Georgia State Municipal Electric Authority Revenue, Power, Series GG, 5.00%, 1/01/39	7,000,000	7,605,780
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25	2,500,000	2,747,850
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26	2,500,000	2,746,375
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47	5,000,000	5,769,100
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,252,480
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,318,020
Gwinnett County School District GO, 5.00%, 2/01/41	3,000,000	3,755,790
Henry County School District GO, 4.00%, 8/01/33	5,000,000	5,627,650
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	1,845,000	1,992,471
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,633,314
Macon Water Authority Revenue, Water and Sewer, 4.00%, 10/01/35	2,810,000	3,178,026
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/38	2,500,000	3,283,225
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,244,100
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, AGMC Insured, Pre-Refunded, 5.00%, 8/01/41	5,000,000	5,126,700
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Series B, 5.00%, 7/01/45	5,000,000	5,921,800
Moultrie-Colquitt County Development Authority Revenue, Philadelphia College of Osteopathic Medicine Project, 5.00%, 12/01/43	4,815,000	5,750,747
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,727,395
Pierce County School District GO, 4.00%, 1/01/43	3,725,000	4,091,466
Private Colleges and Universities Authority Revenue,
Emory University, Green Bonds, Refunding, Series B, 5.00%, 9/01/48	6,115,000	7,584,006
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	9,212,874
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,636,300
Richmond County Hospital Authority Revenue, Anticipation Certificates, University Health Services Inc. Project, Refunding, 4.00%, 1/01/35	8,000,000	8,726,800
  |  52

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Georgia (continued)
	Rockdale County Development Authority Revenue, Piedmont Health Care Composite Issue, Refunding, Series A, 4.00%, 7/01/44	$5,000,000	$5,511,250
	Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,561,300
	Savannah Hospital Authority Revenue, Anticipation Certificates, St. Joseph’s/Candler Health System Inc., Series A, 4.00%, 7/01/43	5,000,000	5,441,300
	Sinclair Water Authority Revenue, Refunding, AGMC Insured, 5.00%, 4/01/48	2,000,000	2,440,600
	Thomasville Hospital Authority Revenue,
	Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.25%, 11/01/35	1,000,000	1,037,060
	Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, Pre-Refunded, 5.375%, 11/01/40	5,000,000	5,191,000
	Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,184,320
	Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project, Series B, Pre-Refunded, 5.00%, 10/01/41	3,000,000	3,207,690
	Worth County School District GO, 5.00%, 12/01/42	5,000,000	5,977,300
			453,935,055
	U.S. Territories 0.8%
	Puerto Rico 0.8%
[a]	Puerto Rico Electric Power Authority Power Revenue, Series XX-RSA-1, 5.25%, 7/01/40	5,000,000	3,837,500
	Total Municipal Bonds before Short Term Investments (Cost $437,122,512)		457,772,555
	Short Term Investments 2.1%
	Municipal Bonds 2.1%
	Georgia 2.1%
[c]	Fulton County Development Authority Revenue, Children’s Healthcare of Atlanta Inc. Project, Refunding, SPA PNC Bank, Weekly VRDN and Put, 1.07%, 7/01/42	8,800,000	8,800,000
[c]	Georgia Municipal Electric Authority Revenue, Subordinated, Refunding, Series C, LOC TD Bank National Association, Weekly VRDN and Put, 1.10%, 3/01/20	1,070,000	1,070,000
	Total Short Term Investments (Cost $9,870,000)		9,870,000
	Total Investments (Cost $446,992,512) 99.5%		467,642,555
	Other Assets, less Liabilities 0.5%		2,285,248
	Net Assets 100.0%		$469,927,803

See Abbreviations on page 157.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]All of the security purchased on a when-issued basis.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  53

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin High Yield Tax-Free Income Fund
		Shares	Value
	Management Investment Companies (Cost $2,554,750) 0.1%
	Financials 0.1%
[a]	Franklin Liberty Intermediate Municipal Opportunities ETF	100,000	$2,537,000
		Principal Amount
	Municipal Bonds 93.8%
	Alabama 2.7%
	Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	$6,000,000	6,240,480
	Cullman County Health Care Authority Revenue, Regional Medical Center, Series A, 7.00%, 2/01/36	5,000	5,010
	Jefferson County Sewer Revenue,
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	4,947,505
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	8,343,453
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	10,852,785
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	12,987,724
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	14,827,441
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	15,837,234
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	11,433,561
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	5,633,700
	Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	4,284,016
	Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	72,708,750
	Selma IDBR,
	Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,054,210
	Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,497,975
			174,653,844
	Arizona 1.7%
	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,446,200
	La Paz County IDA Education Facility Lease Revenue,
	Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/38	1,000,000	1,146,430
	Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/48	1,000,000	1,127,860
	Maricopa County IDA Education Revenue,
	Benjamin Franklin Charter School Projects, Series A, 6.00%, 7/01/38	5,000,000	5,790,700
	Benjamin Franklin Charter School Projects, Series A, 6.00%, 7/01/52	10,000,000	11,395,500
	Maricopa County PCC, PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	15,205,650
[b]	Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing II LLC, Arizona State University Project, Series A, 5.00%, 7/01/54	1,335,000	1,539,455
	Pima County IDA Education Facility Revenue,
	American Leadership Academy Project, Refunding, 5.00%, 6/15/49	1,235,000	1,308,310
	American Leadership Academy Project, Refunding, 5.00%, 6/15/52	2,150,000	2,266,659
	Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	15,831,872
	Salt Verde Financial Corp. Senior Gas Revenue,
	5.25%, 12/01/25	6,000,000	7,134,180
	5.50%, 12/01/29	11,105,000	14,343,773
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  54

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Tempe IDAR,
Friendship Village of Tempe Project, 5.00%, 12/01/50	$1,600,000	$1,765,344
Friendship Village of Tempe Project, 5.00%, 12/01/54	2,000,000	2,201,440
Mirabella at ASU Project, Series A, 6.00%, 10/01/37	1,200,000	1,380,744
Mirabella at ASU Project, Series A, 6.125%, 10/01/47	1,400,000	1,597,148
Mirabella at ASU Project, Series A, 6.125%, 10/01/52	1,400,000	1,592,122
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A, 6.375%, 12/01/37	15,095,000	14,709,625
		110,783,012
Arkansas 0.2%
Arkansas State Development Finance Authority IDR, Big River Steel Project, 4.50%, 9/01/49	10,000,000	10,640,600
California 21.4%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	15,338,100
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,736,297
California State GO,
Various Purpose, 5.25%, 11/01/40	47,000,000	48,767,200
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	70,716,100
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	60,635,400
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,704,300
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	19,993,644
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	7,679,240
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	24,500,000	25,605,195
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	10,000,000	10,873,200
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,167,100
California State Public Works Board Lease Revenue, Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,304,550
California Statewide CDA Revenue,
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	8,118,604
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	14,376,700
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,378,780
Centinela Valley UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,405,948
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	2,076,578
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	2,104,320
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	2,069,237
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	2,059,575
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	1,117,867
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	2,035,920
  |  55

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	$10,000,000	$10,696,600
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	7,295,000	7,962,128
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,553,130
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,891,876
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	50,000,000	8,376,500
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	20,000,000	20,578,200
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	52,685,000	53,606,987
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	37,476,165
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,275,000	38,515,552
Series B, 7.00%, 11/01/34	20,000,000	30,410,000
Series C, 6.50%, 11/01/39	20,000,000	30,997,600
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, Pre-Refunded, 6.75%, 9/01/40	3,750,000	4,126,725
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,243,575
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	968,613
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	938,313
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	2,476,800
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,904,200
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	3,853,300
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	2,619,500
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	3,536,190
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,784,248
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,151,300
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	16,516,050
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	37,126,656
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	28,091,768
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/34	5,000,000	2,633,850
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/35	10,000,000	4,956,900
San Francisco City and County Airport Commission International Airport Revenue, Second Series, Series E, 5.00%, 5/01/50	40,000,000	48,251,200
  |  56

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	$35,256,000	$42,582,197
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	42,766,938
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24	52,700,000	50,210,979
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	45,200,000	42,450,032
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26	131,900,000	121,689,621
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27	139,100,000	125,667,113
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	22,575,800
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	28,119,500
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	10,724,100
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	21,164,000
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	40,420,400
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	3,549,300
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	4,196,125
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue,
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation, Series A, zero cpn., 6/01/36	15,000,000	6,008,100
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation, Series C, zero cpn., 6/01/56	60,000,000	5,709,600
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	12,150,525
Tobacco Securitization Authority Southern California Tobacco Settlement Asset-Backed Revenue,
San Diego County Tobacco Asset Securitization Corp., Senior Capital Appreciation, Class 2, Refunding, Series B-2, zero cpn., 6/01/54	18,000,000	2,755,980
San Diego County Tobacco Asset Securitization Corp., First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/46	50,000,000	8,953,500
		1,403,201,591
Colorado 4.6%
9th Avenue Metropolitan District No. 2 GO, In the City and County of Denver, Limited Tax, 5.00%, 12/01/48	2,475,000	2,612,338
Aerotropolis Regional Transportation Authority Special Revenue, 5.00%, 12/01/51	5,500,000	5,690,135
Banning Lewis Ranch Regional Metropolitan District GO, In the City of Colorado Springs, El Paso County, Limited Tax, Series A, 5.375%, 12/01/48	2,245,000	2,381,092
Bradburn Metropolitan District No. 2 GO,
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/38	600,000	648,246
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/47	2,400,000	2,569,320
Brighton Crossing Metropolitan District No. 4 GO,
Adams County, Limited Tax, Series A, 5.00%, 12/01/37	525,000	557,209
Adams County, Limited Tax, Series A, 5.00%, 12/01/47	1,220,000	1,291,614
  |  57

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority Revenue,
CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/44	$6,080,000	$6,550,470
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/44	17,500,000	20,676,600
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 5.00%, 6/01/45	14,000,000	16,779,420
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%, 5/15/47	4,250,000	4,778,403
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,092,080
Copperleaf Metropolitan District No. 6 GO, Arapahoe County, Limited Tax, Series A, 5.25%, 12/01/48	3,850,000	4,045,195
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.125%, 12/01/37	1,000,000	1,059,850
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.25%, 12/01/47	2,600,000	2,754,050
Cottonwood Highlands Metropolitan District No.1 GO, In the Town of Parker, Limited Tax, Series A, 5.00%, 12/01/49	900,000	958,383
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 4.00%, 12/01/35	5,000,000	5,487,750
Refunding, Series A, 4.00%, 12/01/36	5,000,000	5,474,450
Denver International Business Center Metropolitan District No. 1 GO, In the County of Denver, Limited Tax, Subordinate, Series B, 6.00%, 12/01/48	2,000,000	2,100,900
Diatc Metropolitan District GO, In the City of Commerce City, Adams County, Refunding and Improvement, 5.00%, 12/01/49	2,000,000	2,125,100
E-470 Public Highway Authority Revenue,
Current Interest, Senior, Series C, 5.375%, 9/01/26	5,000,000	5,148,450
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	12,353,850
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,950,600
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	9,715,853
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	5,300,400
First Creek Village Metropolitan District GO,
City and County of Denver, Limited Tax, Series A, 5.00%, 12/01/39	595,000	657,642
City and County of Denver, Limited Tax, Series A, 5.00%, 8/01/49	540,000	591,219
Hunters Overlook Metropolitan District No. 5 GO,
In the Town of Severance, Weld County, Limited Tax, Series A, 5.00%, 12/01/39	750,000	805,470
In the Town of Severance, Weld County, Limited Tax, Series A, 5.00%, 12/01/49	1,000,000	1,060,500
Leyden Rock Metropolitan District No. 10 GO, Refunding and Improvement, Series A, 5.00%, 12/01/45	1,250,000	1,311,625
Palisade Park West Metropolitan District GO, City and County of Broomfield, Limited Tax, Series A, 5.125%, 12/01/49	1,500,000	1,531,800
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,139,140
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,060,000	2,285,755
6.25%, 11/15/28	12,500,000	15,968,500
6.50%, 11/15/38	80,100,000	121,636,656
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/25	1,115,000	1,135,159
Ritoro Metropolitan District GO, In the Town of Elizabeth, Elbert County, Limited Tax, Series A, 5.00%, 12/01/49	2,000,000	2,043,860
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%, 12/01/46	1,500,000	1,575,690
South Aurora Regional Improvement Authority Special Revenue, In the City of Aurora, 6.25%, 12/01/57	2,815,000	2,962,956
  |  58

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Colorado (continued)
	Southglenn Metropolitan District Special Revenue,
	In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	$3,470,000	$3,695,168
	In the City of Centennial Colorado, Refunding, 5.00%, 12/01/36	810,000	855,263
	In the City of Centennial Colorado, Refunding, 5.00%, 12/01/46	4,200,000	4,412,814
	Village at Dry Creek Metropolitan District No. 2 GO, In the City of Thorton, Adams County, Limited Tax, Special, 4.375%, 12/01/44	1,370,000	1,408,456
[c]	Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 6/01/31	3,000,000	2,400,000
	Willow Bend Metropolitan District GO, In the City of Thornton, Adams County, Limited Tax, Series A, 5.00%, 12/01/49	1,000,000	1,056,420
			299,635,851
	Connecticut 0.4%
	Connecticut State Health and Educational Facilities Authority Revenue,
	Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,490,000	1,622,223
	Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	5,042,274
	Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37	5,500,000	6,064,080
	Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	13,000,000	14,187,680
			26,916,257
	District of Columbia 3.0%
	District of Columbia Revenue,
	American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,617,720
	American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,226,817
	Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,162,796
	Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,268,416
	Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.375%, 3/01/31	4,710,000	4,993,872
	Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.625%, 3/01/41	5,500,000	5,868,060
	Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,209,690
	The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,594,672
	The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	1,034,864
	District of Columbia Tobacco Settlement FICO Revenue,
	Asset-Backed, Refunding, 6.50%, 5/15/33	13,440,000	15,325,363
	Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	33,769,750
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	60,145,000	77,685,688
	Washington Convention and Sports Authority Dedicated Tax Revenue, Convention Center Hotel Project, senior lien, Series A, 5.00%, 10/01/40	10,000,000	10,269,900
			194,027,608
	Florida 5.7%
	Brooks of Bonita Springs CDD Capital Improvement Revenue, Lee County, 6.85%, 5/01/31	835,000	836,394
	Broward County Port Facilities Revenue, Series B, 4.00%, 9/01/49	5,000,000	5,430,200
	Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding, 6.00%, 7/01/45	5,250,000	5,720,820
  |  59

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Capital Trust Agency Educational Facilities Revenue,
Odyssey Charter School Projects, 5.00%, 7/01/49	$1,280,000	$1,405,709
Odyssey Charter School Projects, 5.00%, 7/01/54	2,390,000	2,617,337
Capital Trust Agency Retirement Facility Revenue, Sarasota-Manatee Jewish Housing Council Inc. Project ACCD Investments, Refunding, 5.00%, 7/01/46	3,250,000	3,458,357
Capital Trust Agency Revenue, Provision Cares Proton Therapy Center Orlando Project, senior, 7.50%, 6/01/48	10,000,000	10,926,000
Capital Trust Agency Student Housing Revenue, University Bridge LLC Student Housing Project, Series A, 5.25%, 12/01/43	31,755,000	33,693,643
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	5,944,015
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	12,911,880
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	10,978,190
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	5,833,850
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	36,710,000	37,843,238
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,100,000	2,105,229
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	630,000	630,775
Refunding, Series C, 7.00%, 5/01/30	4,123,752	2,886,626
Lakeshore Ranch CDD Capital Improvement Revenue, Pasco County, 5.25%, 5/01/35	7,500,000	7,512,750
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, Pre-Refunded, 5.50%, 11/15/42	3,800,000	4,112,436
Martin Memorial Medical Center, Pre-Refunded, 5.00%, 11/15/45	7,500,000	8,822,175
Miami World Center CDD Special Assessment,
5.125%, 11/01/39	2,000,000	2,190,920
5.25%, 11/01/49	2,500,000	2,742,025
Miami-Dade County Aviation Revenue, Miami International Airport, Series A, Pre-Refunded, 5.50%, 10/01/41	20,850,000	21,601,851
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,597,956
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	45,262,282
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,867,023
Miami-Dade County Water and Sewer System Revenue, Series B, 4.00%, 10/01/49	15,000,000	16,704,300
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	3,925,719
sub. bond, 6.25%, 10/01/43	6,865,000	7,143,719
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,884,653
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/37	750,000	813,450
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/46	3,000,000	3,233,070
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,381,780
Orange County Health Facilities Authority Revenue,
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,800,000	1,997,946
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	6,285,000	6,952,090
  |  60

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Florida (continued)
	Palm Beach County Health Facilities Authority Revenue, Retirement Communities, ACTS Retirement-Life Communities Inc., Obligated Group, Refunding, 5.00%, 11/15/32	$8,180,000	$9,586,060
	Pelican Marsh CDD Special Assessment Revenue,
	Refunding, 4.875%, 5/01/22	480,000	487,891
	Refunding, 5.375%, 5/01/31	1,270,000	1,333,805
	Pinellas County IDAR,
	Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc. Project, 5.00%, 7/01/29	1,000,000	1,191,670
	Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc. Project, 5.00%, 7/01/39	2,000,000	2,327,180
	River Place St. Lucie CDD Special Assessment Revenue,
	Series A, 7.625%, 5/01/21	600,000	462,162
	Series A, 7.625%, 5/01/30	1,590,000	1,225,954
	Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,100,000	6,102,745
	Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35	3,545,000	3,653,796
	Village CDD No. 9 Special Assessment Revenue,
	6.75%, 5/01/31	6,635,000	7,062,559
	7.00%, 5/01/41	5,880,000	6,341,874
	Refunding, 5.00%, 5/01/22	585,000	607,160
	Refunding, 5.25%, 5/01/31	1,840,000	1,943,758
	Refunding, 5.50%, 5/01/42	1,840,000	1,947,493
	Village CDD No. 10 Special Assessment Revenue,
	5.75%, 5/01/31	1,800,000	2,008,242
	5.00%, 5/01/32	5,165,000	5,527,893
	5.125%, 5/01/43	8,200,000	8,828,284
	6.00%, 5/01/44	7,400,000	8,355,488
	Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	205,000	205,920
			377,168,342
	Georgia 1.2%
[d]	Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	15
	Cobb County Development Authority Revenue,
	Presbyterian Village Austell Project, Refunding, Series A, 5.00%, 12/01/39	1,825,000	1,926,379
	Presbyterian Village Austell Project, Refunding, Series A, 5.00%, 12/01/49	10,760,000	11,268,625
	Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	7,400,000	9,221,140
	Georgia Municipal Electric Authority Revenue,
	Plant Vogtle Units 3 and 4 Project M, Series A, 5.00%, 1/01/56	5,000,000	5,775,700
	Plant Vogtle Units 3 and 4 Project P, Series B, 5.00%, 1/01/48	4,595,000	5,322,572
	Georgia State HFAR, SFM, Series B, 3.20%, 12/01/44	8,000,000	8,211,920
	Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/49	11,500,000	15,661,390
	Main Street Natural Gas Inc. Revenue,
	Gas Project, Series A, 5.50%, 9/15/25	5,000,000	6,008,450
	Gas Project, Series A, 5.50%, 9/15/27	4,000,000	4,995,280
	Gas Project, Series A, 5.50%, 9/15/28	10,000,000	12,727,800
			81,119,271
  |  61

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Idaho 0.2%
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	$13,305,000	$14,041,432
Illinois 4.3%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	9,848,322
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%, 11/01/40	3,570,000	3,709,658
Bureau County Township High School District No. 502 GO, Hall, School Building, Series A, BAM Insured, Pre-Refunded, 6.625%, 10/01/43	5,250,000	6,362,160
Chicago O’Hare International Airport Revenue,
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	12,589,652
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	20,484,957
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	11,672,540
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,386,091
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	2,997,363
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	4,077,563
Illinois State Finance Authority MFHR,
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/43	3,000,000	1,320,000
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/53	3,075,000	1,353,000
[d] Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.10%, 12/01/43	1,600,000	480,000
[d] Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.25%, 12/01/53	2,600,000	780,000
Windy City Portfolio Project, Series A-1, 4.375%, 12/01/42	2,815,000	1,379,350
Illinois State Finance Authority Revenue,
OSF Healthcare System, Series A, 5.00%, 11/15/45	15,750,000	17,616,375
Plymouth Place Inc., Refunding, 5.00%, 5/15/37	2,500,000	2,667,925
Plymouth Place Inc., Refunding, 5.25%, 5/15/45	1,100,000	1,174,481
Rosalind Franklin University, Refunding, Series A, 5.00%, 8/01/47	1,525,000	1,729,152
Rosalind Franklin University Research Building Project, Series C, 5.00%, 8/01/46	1,900,000	2,155,797
Westminster Village, Refunding, Series A, 5.00%, 5/01/48	4,030,000	4,241,736
Westminster Village, Refunding, Series A, 5.25%, 5/01/48	10,000,000	10,768,100
Westminster Village, Refunding, Series A, 5.50%, 5/01/53	8,310,000	9,048,011
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,852,150
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,068,050
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	15,362,434
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	10,548,520
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B-1, AGMC Insured, zero cpn., 6/15/45	18,100,000	7,625,530
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	6,050,400
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	6,205,000	7,501,907
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	24,650,000	26,404,833
  |  62

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Upper Illinois River Valley Development Authority MFHR,
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/54	$11,000,000	$10,477,170
Prairie View and Timber Oaks Apartments, Sub Series B, 6.00%, 12/01/54	5,520,000	5,249,851
Village of Hillside Revenue, Tax Increment, Cook County, Refunding, 5.00%, 1/01/30	2,690,000	2,874,830
		279,857,908
Indiana 0.8%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,450,600
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,308,750
Educational Facilities, Marian University Project, Pre-Refunded, 6.375%, 9/15/41	12,500,000	13,630,625
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,673,800
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,625,500
Indiana State Finance Authority Exempt Facility Revenue, Green Bonds, Res Polyflow Indiana Project, 7.00%, 3/01/39	2,500,000	2,525,000
Indiana State Housing and CDA MFHR, Lake Meadows Assisted Living Project, Series A, 5.00%, 1/01/39	2,000,000	2,044,220
		53,258,495
Iowa 0.8%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Pre-Refunded, 6.00%, 9/01/39	11,000,000	11,393,250
Iowa State Finance Authority Senior Housing Revenue,
Northcrest Inc. Project, Series A, 5.00%, 3/01/38	1,000,000	1,094,130
Northcrest Inc. Project, Series A, 5.00%, 3/01/48	1,750,000	1,896,475
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B, 5.60%, 6/01/34	35,850,000	35,895,888
		50,279,743
Kansas 0.0%†
Wyandotte County/Kansas City Unified Government Revenue, Kansas Community ID Sales Tax, Legends Apartments Garage and West Lawn Project, 4.50%, 6/01/40	1,960,000	2,050,924
Kentucky 1.2%
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.25%, 6/01/41	10,000,000	11,594,400
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45	18,330,000	18,811,162
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39	10,000,000	10,879,000
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43	5,000,000	5,442,500
Louisville/Jefferson County Metro Government Revenue, College Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	430,000	430,882
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,677,450
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,008,000
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,191,200
		76,034,594
  |  63

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana 1.4%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	$13,990,000	$14,185,300
Calcasieu Parish Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Refunding, 5.00%, 12/01/39	2,055,000	2,417,070
Louisiana Local Government Environmental Facilities and CDA Revenue,
Green Bonds, Vermilion Parish Louisiana Gomesa Project, 4.625%, 11/01/38	2,080,000	2,233,026
Jefferson Parish Gomesa Project, 4.00%, 11/01/44	2,750,000	2,783,633
Lafourche Parish Gomesa Project, 3.95%, 11/01/43	4,475,000	4,511,471
St. Martin Parish Gomesa Project, 4.40%, 11/01/44	3,250,000	3,408,665
Tangipahoa Parish Gomesa Project, Green Bonds, 5.375%, 11/01/38	2,575,000	2,796,888
Terrebonne Parish Gomesa Project, 5.50%, 11/01/39	2,180,000	2,349,713
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	9,296,820
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	8,345,120
Louisiana Public Facilities Authority Hospital Revenue,
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,238,820
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	8,251,836
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,380,500
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	16,735,040
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	60,000	72,864
Louisiana State Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project, Series A, 5.00%, 7/01/54	4,000,000	4,307,320
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,335,000
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,805,265
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	1,000,000	1,100,610
		93,554,961
Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,551,665
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,728,300
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,866,816
		20,146,781
Maryland 0.7%
Baltimore Special Obligation Revenue,
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,332,650
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,675,700
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	6,845,000	6,956,573
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Series A, Pre-Refunded, 5.75%, 6/01/35	13,070,000	13,366,166
Maryland State Community Development Administration Department of Housing and CDR,
Residential, Refunding, Series B, 3.20%, 9/01/39	10,000,000	10,242,900
Residential, Refunding, Series C, 3.00%, 9/01/39	7,500,000	7,582,500
  |  64

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Prince George’s County Special Obligation,
Westphalia Town Center Project, 5.125%, 7/01/39	$1,500,000	$1,665,795
Westphalia Town Center Project, 5.25%, 7/01/48	2,125,000	2,358,283
		46,180,567
Massachusetts 1.3%
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A, 7.00%, 3/01/21	495,000	517,102
Massachusetts Development Finance Agency Revenue,
North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/28	1,868,000	2,170,074
North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/33	2,000,000	2,391,920
North Hill Communities Issue, Series A, Pre-Refunded, 6.50%, 11/15/43	4,125,000	4,969,470
Massachusetts State Development Finance Agency Revenue,
Linden Ponds Inc. Facility, 5.00%, 11/15/38	3,000,000	3,394,770
Linden Ponds Inc. Facility, 5.125%, 11/15/46	5,000,000	5,653,500
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue K, Refunding, 5.25%, 7/01/29	5,060,000	5,386,977
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	10,898,360
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%, 1/01/34	35,000,000	47,732,650
		83,114,823
Michigan 4.0%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	19,888,197
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	6,256,150
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,040
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,991,320
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	4,215,000	4,577,364
Michigan Finance Authority Revenue,
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%, 7/01/24	3,000,000	3,100,560
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%, 7/01/44	5,505,000	5,786,636
Hospital, Bronson Healthcare Group Inc., Refunding, Series A, 5.00%, 5/15/54	32,380,000	36,752,919
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	29,339,173
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	80,646
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/39	5,600,000	6,184,528
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/44	5,000,000	5,488,250
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,737,700
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/32	10,000,000	11,493,800
  |  65

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority Revenue, (continued)
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/33	$3,000,000	$3,421,890
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,656,500
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,702,470
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	10,362,330
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	11,363,700
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	11,382,700
Michigan Hospital Finance Authority Revenue,
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	29,019,680
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,241,941
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	10,700,400
Michigan Tobacco Settlement Finance Authority Revenue,
First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52	150,000,000	8,794,500
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,513,625
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	5,027,250
		265,879,269
Minnesota 0.2%
Apple Valley Senior Housing Revenue, PHS Apple Valley Senior Housing Inc. - Orchard Path Project, Refunding, 5.00%, 9/01/58	6,000,000	6,435,900
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,932,300
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,001,180
Minnesota Higher Education Facilities Authority Revenue, College of St. Scholastica Inc., Refunding, 4.00%, 12/01/40	1,000,000	1,100,890
Wayzata Senior Housing Revenue,
Folkestone Senior Living Community, Refunding, 5.00%, 8/01/49	1,000,000	1,099,620
Folkestone Senior Living Community, Refunding, 5.00%, 8/01/54	1,000,000	1,097,320
		13,667,210
Mississippi 1.1%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	20,713,047
Mississippi Development Bank Special Obligation Revenue, Hancock County Gomesa Project, Green Bonds, 4.55%, 11/01/39	2,250,000	2,336,783
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care, Series A, 5.00%, 9/01/41	40,000,000	45,088,000
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,126,490
		75,264,320
  |  66

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Missouri 0.9%
	Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%, 3/01/33	$4,920,000	$5,616,574
	Kansas City IDA Airport Special Obligation Revenue, Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 3/01/54	30,950,000	36,649,442
	Kirkwood IDA Retirement Community Revenue,
	Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,123,630
	Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,896,130
	St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42	7,000,000	7,709,870
	Stoddard County IDA Health Facilities Revenue, Southeast Health, Refunding, Series B, 6.00%, 3/01/37	4,075,000	4,632,582
			59,628,228
	Montana 0.1%
	Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical Center Obligated Group, Series B, 5.00%, 7/01/48	5,765,000	6,496,924
	Nebraska 0.1%
	Nebraska Investment Finance Authority SFHR, Series D, GNMA Secured, 3.05%, 9/01/42	4,000,000	4,004,720
	Nevada 0.9%
	Clark County ID Special Assessment,
	Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,299,390
	Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	1,013,212
	Local ID No. 142, Mountain’s Edge, Refunding, 5.00%, 8/01/21	1,110,000	1,166,166
	Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	2,400,000	2,624,568
	Director of the State of Nevada Department of Business and Industry Charter School Lease Revenue,
	Somerset Academy, Series A, 5.00%, 12/15/38	1,000,000	1,088,880
	Somerset Academy, Series A, 5.00%, 12/15/48	1,500,000	1,614,645
	Director of the State of Nevada Department of Business and Industry Environmental Improvement Revenue,
	Green Fulcrum Sierra Biofuels LLC Project, 5.875%, 12/15/27	11,885,000	13,196,391
	Green Fulcrum Sierra Biofuels LLC Project, 6.25%, 12/15/37	9,000,000	10,451,250
	Henderson Local ID Special Assessment,
	No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	995,000	976,871
	No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,050,000	1,006,225
	No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,806,332
	No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,558,925
	Las Vegas Special ID No. 610, Local Improvement, Skye Canyon, 5.00%, 6/01/48	8,185,000	8,764,662
	Las Vegas Special ID No. 812 Special Assessment,
	Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,490,000	1,660,158
	Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,725,000	1,905,280
	Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,090,000	1,190,651
[b]	Las Vegas Special ID No. 814 Special Assessment,
	Summerlin Villages 21 and 24A, Local Improvement, 4.00%, 6/01/39	450,000	469,147
	Summerlin Villages 21 and 24A, Local Improvement, 4.00%, 6/01/44	750,000	776,355
	Reno Sales Tax Revenue, Capital Appreciation, ReTRAC-Reno Transportation Rail Access Corridor Project, Subordinate, Refunding, Series C, zero cpn., 7/01/58	19,500,000	2,820,870
			56,389,978
  |  67

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey 3.3%
Hudson County Improvement Authority Solid Waste System Revenue, Refunding, Series A, 5.75%, 1/01/40	$5,000,000	$5,018,000
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, Pre-Refunded, 5.875%, 6/01/42	5,000,000	5,118,900
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	3,952,562
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	5,144,139
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,262,230
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	45,683,989
New Jersey State Higher Education Assistance Authority Student Loan Revenue, Senior, Series B, 3.00%, 12/01/32	8,000,000	8,089,760
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	5,306,151
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,815,800
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	10,184,485
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	24,837,340
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,338,950
Tobacco Settlement FICO Revenue,
Senior, Refunding, Series A, 5.00%, 6/01/46	16,500,000	18,746,145
Senior, Refunding, Series A, 5.25%, 6/01/46	11,000,000	12,762,640
Subordinate, Refunding, Series B, 5.00%, 6/01/46	25,000,000	27,640,500
		214,901,591
New Mexico 2.2%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	59,276,580
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	18,840,755
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	54,697,975
Lower Petroglyphs Public ID Special Levy Revenue,
Albuquerque, Refunding, 5.00%, 10/01/33	500,000	544,155
Albuquerque, Refunding, 5.00%, 10/01/38	450,000	482,841
Albuquerque, Refunding, 5.00%, 10/01/48	1,205,000	1,282,409
New Mexico Mortgage Finance Authority Revenue, SFM Program, Class I, Series D, GNMA Secured, 3.00%, 7/01/39	2,000,000	2,049,920
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,241,000
		142,415,635
New York 4.3%
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	419,642
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	632,481
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,840,669
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/41	15,500,000	16,719,385
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	10,000,000	10,406,600
  |  68

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York (continued)
	MTA Revenue, (continued)
	Transportation, Series E, 5.00%, 11/15/33	$10,000,000	$11,216,000
	New York City GO,
	Series F, 7.50%, 2/01/21	5,000	5,024
	Series G, 7.50%, 2/01/22	5,000	5,026
	New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,937,700
	New York Liberty Development Corp. Revenue,
	3 World Trade Center Project, Class 2, Refunding, 5.375%, 11/15/40	10,000,000	11,276,000
	Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	65,000,000	88,529,350
	Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 2.625%, 9/15/69	3,250,000	3,288,220
	Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 3, Pre-Refunded, 6.375%, 7/15/49	18,500,000	18,614,885
	Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 2.80%, 9/15/69	8,000,000	8,062,320
	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series B, 4.00%, 1/01/45	30,000,000	33,573,600
	New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	46,514,644
[b]	Port Authority of New York and New Jersey Revenue, Consolidated, Two Hundred Eighteenth Series, 4.00%, 11/01/47	5,500,000	6,088,005
	Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate, Series A, zero cpn., 8/15/45	61,000,000	11,727,860
			284,857,411
	North Carolina 0.5%
	North Carolina State Medical Care Commission Health Care Facilities Revenue,
	Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,205,550
	Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	3,025,866
	Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	1,000,000	1,066,510
	North Carolina State Medical Care Commission Retirement Facilities Revenue,
	Galloway Ridge Project, first mortgage, Refunding, Series A, 5.00%, 1/01/39	1,225,000	1,410,783
	Galloway Ridge Project, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,947,746
	United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,246,916
	United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/41	2,120,000	2,279,403
	United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/46	3,160,000	3,386,035
			32,568,809
	North Dakota 0.2%
	Burleigh County Education Facilities Revenue,
	University of Mary Project, 5.10%, 4/15/36	2,800,000	2,958,592
	University of Mary Project, 5.20%, 4/15/46	5,430,000	5,690,151
	North Dakota State HFAR, Housing Finance Program, Home Mortgage Finance Program, Series C, 3.20%, 7/01/39	4,000,000	4,109,480
			12,758,223
  |  69

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Ohio 2.3%
	Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	$12,500,000	$12,801,125
	Butler County Hospital Facilities Revenue, UC Health, Pre-Refunded, 5.50%, 11/01/40	10,000,000	10,395,800
	Centerville Health Care Revenue,
	Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,953,665
	Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,729,525
	Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue,
	Playhouse Square Foundation Project, Refunding, 5.25%, 12/01/38	700,000	807,842
	Playhouse Square Foundation Project, Refunding, 5.50%, 12/01/43	700,000	813,092
	Fairfield County Hospital Revenue, Fairfield Medical Center Project, Refunding and Improvement, 5.00%, 6/15/43	10,000,000	10,371,400
[b]	Franklin County Convention Facilities Authority Hotel Project Revenue, Greater Columbus Convention Center Hotel Expansion Project, 5.00%, 12/01/51	5,000,000	5,843,950
	Hamilton County Healthcare Revenue,
	Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,251,700
	Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,645,050
	Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,671,520
	Little Miami Local School District GO,
	School Improvement, Pre-Refunded, 6.875%, 12/01/34	5,100,000	5,528,196
	School Improvement, Refunding, 6.875%, 12/01/34	345,000	353,452
	Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,683,550
	Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%, 1/15/46	6,000,000	6,829,020
	Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	39,750,200
	Southeastern Port Authority Hospital Facilities Revenue,
	Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,089,290
	Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,051,030
	Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,405,417
	Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42	14,000,000	15,081,360
			148,056,184
	Oklahoma 0.1%
	Tulsa County Industrial Authority Senior Living Community Revenue,
	Montereau Inc. Project, Refunding, 5.25%, 11/15/37	1,250,000	1,431,263
	Montereau Inc. Project, Refunding, 5.25%, 11/15/45	5,250,000	5,940,217
			7,371,480
	Oregon 0.3%
	Multnomah County Hospital Facilities Authority Revenue,
	Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,266,310
	Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	5,999,730
	Salem Hospital Facility Authority Revenue,
	Capital Manor Inc., Refunding, 5.00%, 5/15/22	625,000	675,225
	Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,096,010
	Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,079,750
  |  70

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Oregon (continued)
	Salem Hospital Facility Authority Revenue, (continued)
	Capital Manor Inc., Refunding, 6.00%, 5/15/42	$3,100,000	$3,347,783
	Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,156,900
	Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%, 11/15/51	3,045,000	3,356,412
			20,978,120
	Pennsylvania 2.2%
	Allegheny County Higher Education Building Authority University Revenue,
	Carlow University Project, Pre-Refunded, 6.75%, 11/01/31	1,215,000	1,341,032
	Carlow University Project, Pre-Refunded, 7.00%, 11/01/40	2,000,000	2,215,260
	Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project, Subordinate, 5.375%, 5/01/42	5,000,000	5,611,950
	Chester County IDA Revenue,
	Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,651,200
	Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,883,286
	Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,259,644
	Chester County IDA Special Obligation Revenue,
	Woodlands at Greystone Project, 5.00%, 3/01/38	525,000	559,629
	Woodlands at Greystone Project, 5.125%, 3/01/48	1,000,000	1,064,550
	Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	12,899,400
	Dallas Area Municipal Authority University Revenue,
	Misericordia University Project, Refunding, 5.00%, 5/01/39	1,100,000	1,248,984
	Misericordia University Project, Refunding, 5.00%, 5/01/48	4,000,000	4,478,680
	Franklin County IDAR,
	Menno-Haven Inc. Project, 5.00%, 12/01/49	510,000	555,318
	Menno-Haven Inc. Project, 5.00%, 12/01/54	2,000,000	2,169,820
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/38	1,000,000	1,101,970
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/43	1,200,000	1,310,712
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/48	3,300,000	3,595,119
	Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/53	1,900,000	2,062,393
	Lancaster County Hospital Authority Revenue,
	Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,091,320
	Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,096,050
	Lehigh County General Purpose Authority Hospital Revenue, Lehigh Valley Health Network, Refunding, Series A, 4.00%, 7/01/49	10,000,000	10,841,200
[e]	Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put, Series B, 5.00%, 9/01/20	25,000,000	25,423,750
	Pennsylvania State HFA,
	SFMR, 3.15%, 10/01/39	3,000,000	3,075,390
	SFMR, Series 130A, 2.70%, 10/01/39	5,315,000	5,337,323
	Pennsylvania State Turnpike Commission Turnpike Revenue,
	Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	18,898,800
	Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	23,513,580
	Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,297,100
  |  71

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia IDAR, Senior Living Facilities, Wesley Enhanced Living Obligated Group, Refunding, Series A, 5.00%, 7/01/49	$3,000,000	$3,301,380
		143,884,840
Rhode Island 0.1%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	8,599,682
South Carolina 1.3%
South Carolina Jobs EDA Residential Care Facilities Revenue,
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/47	2,000,000	2,169,660
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/52	1,750,000	1,894,007
South Carolina Episcopal Home at Still Hopes, Refunding, Series A, 5.00%, 4/01/48	3,500,000	3,791,935
South Carolina Episcopal Home at Still Hopes, Refunding, Series A, 5.25%, 4/01/53	9,000,000	9,821,070
South Carolina Jobs-EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	10,175,600
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,910,998
		86,763,270
South Dakota 0.2%
Sioux Falls Health Facilities Revenue,
Dow Rummel Village Project, 5.00%, 11/01/42	3,000,000	3,166,500
Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	11,685,609
		14,852,109
Tennessee 1.4%
Chattanooga Health Educational and Housing Facility Board Revenue, CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/44	2,000,000	2,154,760
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	16,181,394
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	15,662,396
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	15,092,500
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	14,539,122
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,129,950
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,590,755
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	10,000,000	11,659,000
Nashville Metropolitan Development and Housing Agency Tax Increment Revenue, Fifth + Broadway Development Project, 5.125%, 6/01/36	900,000	1,008,072
Tennessee HDA Residential Finance Program Revenue, Issue 3, Refunding, 2.80%, 7/01/44	5,000,000	4,915,400
		89,933,349
  |  72

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas 8.4%
Brazoria County IDC Solid Waste Disposal Facilities Revenue, Gladieux Metals Recycling LLC Project, Series B, 7.00%, 3/01/39	$7,400,000	$7,945,454
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%, 4/01/45	10,000,000	10,139,300
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,989,240
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	1,537,175
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	1,424,121
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	1,455,078
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,358,366
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,622,250
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	8,332,820
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	25,657,524
Clifton Higher Education Finance Corp. Revenue, Education, Uplift Education, Series A, 5.00%, 12/01/45	3,855,000	4,189,306
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, Pre-Refunded, 5.00%, 11/01/42	12,000,000	12,420,720
Joint Improvement, Series A, Pre-Refunded, 5.00%, 11/01/45	50,000,000	51,753,000
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,477,505
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	18,116,700
Fort Worth Special Assessment Revenue,
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/27	1,965,000	2,101,391
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/32	1,270,000	1,333,068
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.125%, 9/01/37	1,650,000	1,721,082
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/27	1,605,000	1,682,184
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/32	1,550,000	1,635,359
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/37	2,000,000	2,080,560
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	10,642,200
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,140,842
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	5,000,000	5,444,550
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43	3,000,000	3,519,210
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48	5,250,000	6,158,617
Houston Airport System Revenue, Special Facilities, United Airlines Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	10,858,200
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,147,365
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	990,080
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,659,850
New Hope Cultural Education Facilities Finance Corp. Education Revenue,
Cityscape Schools Inc., Series A, 5.00%, 8/15/39	500,000	554,845
Cityscape Schools Inc., Series A, 5.00%, 8/15/51	1,570,000	1,719,904
  |  73

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries Project, 6.50%, 1/01/43	$4,350,000	$4,751,418
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue,
Longhorn Village Project, Refunding, 5.00%, 1/01/42	2,000,000	2,169,920
Longhorn Village Project, Refunding, 5.00%, 1/01/47	8,435,000	9,134,768
MRC Crestview Project, Refunding, 5.00%, 11/15/36	1,020,000	1,111,514
MRC Crestview Project, Refunding, 5.00%, 11/15/46	4,100,000	4,403,523
Presbyterian Village North Project, Refunding, 5.00%, 10/01/39	2,750,000	3,019,198
Presbyterian Village North Project, Refunding, 5.25%, 10/01/49	12,600,000	13,870,962
[b] Wesleyan Homes Inc. Project, 5.00%, 1/01/50	590,000	623,011
[b] Wesleyan Homes Inc. Project, 5.00%, 1/01/55	2,200,000	2,306,216
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,430,656
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, fourth tier, Series D, 6.00%, 7/01/26	145,000	148,064
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, fourth tier, Series D, 7.00%, 7/01/51	5,110,000	5,305,406
Quality Senior Housing Foundation of East Texas Inc. Project, second tier, Series B, 5.50%, 12/01/54	15,000,000	15,103,050
Quality Senior Housing Foundation of East Texas Inc. Project, third tier, Series C, 6.00%, 12/01/54	7,490,000	7,235,415
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%, 4/01/47	6,420,000	6,930,454
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/42	3,500,000	3,717,945
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,280,860
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	28,386,300
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,864,250
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,757,425
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	34,135,750
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	12,555,700
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,373,800
Red River Education FICO Higher Education Revenue, Houston Baptist University Project, Refunding, 5.50%, 10/01/46	4,250,000	4,839,050
Red River Health Facilities Development Corp. First Mortgage Revenue,
[d] Eden Home Project, 7.25%, 12/15/42	11,000,000	7,287,500
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,578,990
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,069,400
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Pre-Refunded, 5.00%, 11/15/40	15,225,000	15,774,166
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	2,500,000	2,708,925
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	2,625,000	2,832,611
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,118,250
5.00%, 12/15/31	24,500,000	26,548,200
5.00%, 12/15/32	10,000,000	10,819,800
  |  74

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Texas (continued)
	Texas State Transportation Commission Revenue,
	State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/46	$3,000,000	$927,120
	State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/47	5,750,000	1,687,568
	State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/51	3,500,000	820,645
	State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/52	4,000,000	884,520
	State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/53	400,000	83,648
	Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,399,450
	Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, Pre-Refunded, 6.00%, 11/01/41	9,350,000	10,143,347
			552,946,661
	Virginia 1.4%
	Henrico County EDA Residential Care Facilities Revenue,
	LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/37	765,000	864,909
	LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/47	2,200,000	2,442,968
	Pinnacle Living, Series A, 5.00%, 6/01/44	3,550,000	3,941,885
	Pinnacle Living, Series A, 5.00%, 6/01/49	4,065,000	4,502,841
	Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%, 11/01/43	17,575,000	19,047,082
	Peninsula Town Center CDA Special Obligation Revenue, Refunding, 5.00%, 9/01/45	2,300,000	2,546,353
	Virginia Small Business Financing Authority Revenue,
	95 Express Lanes LLC Project, senior lien, 5.00%, 1/01/44	8,000,000	8,497,600
	Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	6,485,000	7,166,249
	Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	38,883,688
	Virginia State Small Business Financing Authority Residential Care Facility Revenue, Pinnacle Living, Series C, 5.00%, 6/01/52	6,000,000	6,494,580
			94,388,155
	Washington 1.4%
	Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	3,238,420
	Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	4,050,000	4,973,157
	Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,538,891
	Washington Health Care Facilities Authority Revenue, Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,445,217
[d]	Washington State Economic Development Finance Authority Environmental Facilities Revenue,
	Coalview Centralia LLC Project, 8.25%, 8/01/25	3,800,000	2,660,000
	Coalview Centralia LLC Project, 9.50%, 8/01/25	12,855,000	8,998,500
[e]	Washington State Economic Development Finance Authority Revenue, Propeller Airports Paine Field LLC Project, Mandatory Put, Series A, 6.50%, 3/01/24	25,000,000	26,214,750
	Washington State Health Care Facilities Authority Revenue, CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/44	2,500,000	2,693,450
	Washington State Housing Finance Commission Revenue,
	Nonprofit Housing, Presbyterian Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,259,940
	Nonprofit Housing, Transforming Age Projects, Refunding, Series A, 5.00%, 1/01/49	1,400,000	1,527,988
	Nonprofit Housing, Rockwood Retirement Communities Project, 5.00%, 1/01/55	9,020,000	9,531,795
  |  75

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Housing Finance Commission Revenue, (continued)
Nonprofit Housing, Tranforming Age Projects, Refunding, Series A, 5.00%, 1/01/55	$4,000,000	$4,338,760
		93,420,868
West Virginia 0.1%
Kanawha County Commission Student Housing Revenue, The West Virginia State University Foundation Project, 6.75%, 7/01/45	6,650,000	7,198,426
Wisconsin 0.8%
PFA Education Revenue,
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/45	2,805,000	3,143,283
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/53	4,345,000	4,850,367
PFA Retirement Facilities Revenue,
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/37	625,000	695,387
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/52	1,800,000	1,962,198
PFAR,
Retirement Facilities, Friends Homes, Refunding, 5.00%, 9/01/39	2,230,000	2,472,223
Retirement Facilities, Friends Homes, Refunding, 5.00%, 9/01/49	4,100,000	4,506,187
Retirement Facilities, Friends Homes, Refunding, 5.00%, 9/01/54	3,420,000	3,737,239
Wisconsin Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,412,700
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45	1,500,000	1,554,660
St. Johns Communities Inc. Project, Series A, 5.00%, 9/15/50	4,000,000	4,187,560
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,010,350
Wisconsin Health and Educational Facilities Authority Senior Living Revenue,
Covenant Communities Inc. Project, third tier, Series C, 7.00%, 7/01/43	1,000,000	1,000,250
Covenant Communities Inc. Project, third tier, Series C, 7.50%, 7/01/53	2,750,000	2,751,045
Wisconsin Housing and EDA Home Ownership Revenue, Series C, FNMA Insured, 2.75%, 9/01/39	3,000,000	3,001,470
Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	4,000,000	4,364,520
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A, NATL Insured, 5.50%, 12/01/40	6,755,000	7,028,240
		55,677,679
Wyoming 0.1%
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	5,830,990
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	629,514
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,673,600
		8,134,104
U.S. Territories 4.0%
Guam 0.6%
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,005,395
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,850,000	3,850,000
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	8,430,000
Guam Government Waterworks Authority Water and Wastewater System Revenue, Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,104,640
  |  76

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories (continued)
	Guam (continued)
	Guam International Airport Authority Revenue,
	General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	$2,000,000	$2,287,360
	General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,448,080
	Guam Power Authority Revenue, Series A, Pre-Refunded, 5.50%, 10/01/40	10,000,000	10,358,000
			43,483,475
	Northern Mariana Islands 0.2%
	Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	10,965,000	11,028,378
	Puerto Rico 3.2%
	Children’s Trust Fund Tobacco Settlement Revenue,
	Asset-Backed, Refunding, 5.50%, 5/15/39	9,500,000	9,668,150
	Asset-Backed, Refunding, 5.625%, 5/15/43	2,500,000	2,544,250
[d]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-4-RSA-1, zero cpn., 7/01/19	5,500,000	4,482,500
	Series A-RSA-1, 7.25%, 7/01/30	25,000,000	19,843,750
	Series A-RSA-1, 6.75%, 7/01/36	29,750,000	23,353,750
	Series A-RSA-1, 5.00%, 7/01/42	26,990,000	20,714,825
	Series A-RSA-1, 7.00%, 7/01/43	5,000,000	3,937,500
	Series B-4-RSA-1, zero cpn., 7/01/19	5,500,000	4,482,500
	Series E-1-RSA-1, zero cpn., 1/01/21	6,000,000	5,130,000
	Series E-2-RSA-1, zero cpn., 7/01/21	6,000,000	5,130,000
	Series E-3-RSA-1, zero cpn., 1/01/22	1,989,500	1,701,022
	Series E-4-RSA-1, zero cpn., 7/01/22	1,989,499	1,701,022
	Series WW-RSA-1, 5.50%, 7/01/38	16,355,000	12,593,350
	Series XX-RSA-1, 5.75%, 7/01/36	23,620,000	18,335,025
	Series XX-RSA-1, 5.25%, 7/01/40	71,780,000	55,091,150
	Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding, 5.125%, 12/01/27	3,000,000	3,250,560
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	16,835,000	17,276,919
			209,236,273
	Total U.S. Territories		263,748,126
	Total Municipal Bonds (Cost $5,441,712,894)		6,161,451,975
	Total Investments before Short Term Investments (Cost $5,444,267,644)		6,163,988,975
  |  77

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments 5.7%
	Municipal Bonds 5.7%
	Connecticut 0.2%
[f]	Connecticut State Health and Educational Facilities Authority Revenue,
	Yale University Issue, Series V-1, Daily VRDN and Put, 0.65%, 7/01/36	$10,560,000	$10,560,000
	Yale University Issue, Series V-2, Daily VRDN and Put, 0.65%, 7/01/36	3,640,000	3,640,000
			14,200,000
	Florida 2.3%
[f]	Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.23%, 7/15/22	46,900,000	46,900,000
[f]	St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.20%, 9/01/28	103,175,000	103,175,000
			150,075,000
	Georgia 0.0%†
[f]	Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.10%, 7/01/35	130,000	130,000
[d]	Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	1,260,628	252,126
			382,126
	Kentucky 0.1%
[f]	Berea Educational Facilities Revenue, Berea College Project, Series A, Daily VRDN and Put, 1.12%, 6/01/32	4,760,000	4,760,000
	Maryland 0.0%†
[f]	Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 1.13%, 11/01/37	975,000	975,000
	Minnesota 0.1%
[f]	Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and Clinics of Minnesota, Tranche I, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.09%, 8/15/37	2,700,000	2,700,000
[f]	Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 11/15/35	500,000	500,000
			3,200,000
	New Mexico 0.6%
[f]	New Mexico Hospital Equipment Loan Council Hospital System Revenue, Presbyterian Healthcare Services, Series C, SPA Wells Fargo Bank, Daily VRDN and Put, 1.15%, 8/01/34	36,845,000	36,845,000
	New York 1.1%
[f]	New York City Municipal Water Finance Authority Water and Sewer System Revenue,
	Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put, 1.14%, 6/15/38	34,600,000	34,600,000
	Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of Montreal, Daily VRDN and Put, 1.18%, 6/15/49	7,765,000	7,765,000
	Second General Resolution, Fiscal 2016, Refunding, Series AA, Subseries AA-2, SPA PNC Bank, Daily VRDN and Put, 1.16%, 6/15/48	10,100,000	10,100,000
	Second General Resolution, Fiscal 2017, Series BB, Subseries BB-1A, SPA State Street Bank & Trust Co., Daily VRDN and Put, 1.18%, 6/15/49	1,700,000	1,700,000
  |  78

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	New York (continued)
[f]	New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Subseries B-5, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 8/01/42	$17,545,000	$17,545,000
[f]	Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Subseries B-3, LOC State Street Bank B&T Co., Daily VRDN and Put, 1.13%, 1/01/32	1,760,000	1,760,000
			73,470,000
	Oregon 0.9%
[f]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.18%, 8/01/34	58,450,000	58,450,000
	Pennsylvania 0.4%
[f]	Emmaus General Authority Revenue, SPA Wells Fargo Bank, Weekly VRDN and Put, 1.05%, 12/01/28	6,600,000	6,600,000
[f]	Geisinger Authority Revenue,
	Geisinger Health System, Montour County, Refunding, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.12%, 5/15/35	15,190,000	15,190,000
	Geisinger Health System, Montour County, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.12%, 10/01/43	3,350,000	3,350,000
[f]	Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of Philadelphia Project, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.15%, 7/01/41	3,600,000	3,600,000
			28,740,000
	Tennessee 0.0%†
[f]	Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.14%, 6/01/42	2,800,000	2,800,000
	Total Short Term Investments (Cost $374,905,629)		373,897,126
	Total Investments (Cost $5,819,173,273) 99.6%		6,537,886,101
	Other Assets, less Liabilities 0.4%		28,517,576
	Net Assets 100.0%		$6,566,403,677

See Abbreviations on page 157.
†Rounds to less than 0.1% of net assets.
[a]See Note 4 regarding investments in affiliated management investment companies.
[b]Security purchased on a when-issued basis.
[c]The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
[d]Defaulted security or security for which income has been deemed uncollectible.
[e]The maturity date shown represents the mandatory put date.
[f]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  79

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Kentucky Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 98.4%
	Kentucky 98.4%
	Boyle County Revenue, Educational Facilities, Centre College of Kentucky, Refunding, 5.00%, 6/01/37	$2,000,000	$2,354,660
	Campbell and Kenton Counties Sanitation District No. 1 Revenue, Refunding, 4.00%, 8/01/34	5,310,000	5,996,477
[a]	Caroll County Pollution Control Revenue, Kentucky Utilities Co. Project, Refunding, Series A, Mandatory Put, 1.55%, 9/01/26	2,000,000	1,984,120
	Eastern Kentucky University General Receipts Revenue, Series A, 4.00%, 10/01/37	1,540,000	1,710,401
	Fayette County School District Finance Corp. Revenue,
	School Building, Series A, 4.00%, 5/01/38	1,000,000	1,097,620
	School Building, Series D, 5.00%, 8/01/34	1,985,000	2,317,269
	Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,108,240
	Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL Insured, 6.10%, 1/01/24	145,000	145,474
	Jefferson County School District Finance Corp. School Building Revenue, Refunding, Series B, 4.00%, 12/01/26	3,500,000	4,049,570
	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground, Transylvania University Project, Series B, 4.00%, 3/01/49	2,500,000	2,645,900
	Kentucky Bond Development Corp. Transient Room Tax Revenue, Lexington Center Corp. Project, Refunding, Series A, 5.00%, 9/01/48	2,500,000	2,959,750
	Kentucky Economic Development Finance Authority Revenue,
	CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/49	4,165,000	4,883,879
	Hospital, Baptist Healthcare System Obligated Group, 5.25%, 8/15/46	5,000,000	5,251,300
	Kentucky Rural Water Finance Corp. Public Project Revenue,
	Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,440
	Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,010,000	1,012,454
	Kentucky State Housing Corp. Conduit MFHR,
	Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,306,836
	Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,871,479
	Kentucky State Infrastructure Authority Revenue,
	Wastewater and Drinking Water Revolving Fund, Series A, Pre-Refunded, 5.00%, 2/01/28	2,000,000	2,167,000
	Wastewater and Drinking Water Revolving Fund, Series A, Pre-Refunded, 5.00%, 2/01/31	4,190,000	4,539,865
	Kentucky State Municipal Power Agency Power System Revenue,
	Prairie State Project, Refunding, Series A, 4.00%, 9/01/45	2,000,000	2,126,100
	Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,467,790
	Kentucky State Property and Buildings Commission Revenue,
	Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	4,020,940
	Project No. 115, 5.00%, 4/01/38	2,500,000	2,920,075
	Kentucky State Turnpike Authority Economic Development Road Revenue,
	Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,637,725
	Revitalization Projects, Refunding, Series A, 5.00%, 7/01/36	550,000	659,527
	Revitalization Projects, Refunding, Series A, 5.00%, 7/01/37	700,000	836,920
	Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,233,860
	Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,485,370
	Lexington-Fayette Urban County Airport Board Revenue, General Airport, Series B, Pre-Refunded, 5.00%, 7/01/29	1,185,000	1,301,177
	Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital Project, Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,134,520
	Louisville and Jefferson County Metropolitan Sewer District Revenue,
	Sewer and Drainage System, Refunding, Series A, 4.00%, 5/15/38	5,000,000	5,644,500
	Sewer and Drainage System, Series A, 4.00%, 5/15/48	2,750,000	2,992,055
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  80

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	$2,715,000	$3,030,700
College, Improvement and Refunding, Bellarmine University Inc. Project, 5.00%, 5/01/31	2,000,000	2,195,680
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,172,071
Murray Hospital Facilities Revenue, Murray-Calloway County Public Hospital Corp. Project, Pre-Refunded, 6.375%, 8/01/40	2,500,000	2,583,875
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,002,000
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,038,240
American Water Co. Project, Series B, 5.625%, 9/01/39	2,000,000	2,001,760
Owensboro Electric Light and Power System Revenue, Refunding, 4.00%, 1/01/27	1,250,000	1,409,625
Owensboro Water Revenue, Refunding and Improvement, 4.00%, 9/15/45	5,000,000	5,464,750
Paducah Electric Plant Board Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/34	5,700,000	6,657,315
Pikeville Hospital Revenue, Pikeville Medical Center Inc. Project, Improvement and Refunding, 6.50%, 3/01/41	2,875,000	3,018,089
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,503,075
Russell Revenue, Bon Secours Health System Inc., Pre-Refunded, 5.00%, 11/01/26	4,000,000	4,429,880
Scott County School District Finance Corp. Revenue, School Building, 4.00%, 6/01/38	1,615,000	1,767,182
Shelby County School District Finance Corp. Revenue, School Building, 4.00%, 8/01/38	3,465,000	3,797,917
University of Kentucky General Receipts Revenue,
Series A, 4.00%, 10/01/32	4,000,000	4,495,160
Series A, 4.00%, 4/01/44	2,250,000	2,397,825
University of Louisville Revenue,
General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,347,073
General Receipts, Series D, 5.00%, 3/01/30	4,140,000	4,987,458
Warren County Hospital Facility Revenue, Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,086,930
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,752,124
Total Municipal Bonds before Short Term Investments (Cost $139,419,366)		146,488,022
  |  81

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments 0.6%
	Municipal Bonds 0.6%
	Kentucky 0.6%
[b]	Berea Educational Facilities Revenue, Berea College Project, Series A, Daily VRDN and Put, 1.12%, 6/01/32	$300,000	$300,000
[b]	Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, LOC PNC Bank, Daily VRDN and Put, 1.18%, 10/01/39	600,000	600,000
	Total Short Term Investments (Cost $900,000)		900,000
	Total Investments (Cost $140,319,366) 99.0%		147,388,022
	Other Assets, less Liabilities 1.0%		1,428,212
	Net Assets 100.0%		$148,816,234

See Abbreviations on page 157.
[a]The maturity date shown represents the mandatory put date.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  82

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Louisiana Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 99.4%
Louisiana 98.1%
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	$10,000,000	$11,064,300
Bossier City Public Improvement Sales Tax Revenue, Series ST, 5.00%, 12/01/36	1,405,000	1,669,393
Bossier City Utilities Revenue, Refunding, 5.00%, 10/01/37	5,280,000	6,039,845
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,208,219
Calcasieu Parish School District No. 23 GO,
Public Improvement, BAM Insured, 4.00%, 9/01/36	670,000	766,085
Public Improvement, BAM Insured, 4.00%, 9/01/37	600,000	682,740
Public Improvement, BAM Insured, 4.00%, 9/01/39	2,060,000	2,326,955
Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,483,445
Calcasieu Parish School District No. 31 GO,
Public School Improvement, BAM Insured, 5.00%, 3/01/36	1,000,000	1,220,380
Public School Improvement, BAM Insured, 4.00%, 3/01/37	1,000,000	1,157,310
Public School Improvement, BAM Insured, 5.00%, 3/01/38	1,000,000	1,212,960
Public School Improvement, BAM Insured, 4.00%, 3/01/39	750,000	862,530
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	260,000	260,564
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40	155,000	155,330
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series A, 4.00%, 2/01/45	5,000,000	5,555,550
Refunding, Series B, 5.00%, 2/01/33	1,000,000	1,165,340
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,778,500
Greater New Orleans Expressway Commission Toll Revenue, sub. lien, AGMC Insured, 5.00%, 11/01/47	4,000,000	4,632,080
Jefferson Parish Hospital District No. 1 Hospital Revenue, Parish of Jefferson, West Jefferson Medical Center, Series A, Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,261,337
Jefferson Sales Tax District Special Sales Tax Revenue,
Parish of Jefferson, Series B, AGMC Insured, 5.00%, 12/01/42	2,250,000	2,702,048
Parish of Jefferson, Series B, Assured Guaranty, 4.00%, 12/01/42	5,000,000	5,598,150
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,260,320
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,569,362
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,587,517
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,814,984
Lafayette Parish School Board Sales Tax Revenue, 5.00%, 4/01/48	6,000,000	7,062,180
Lafayette Public Improvement Sales Tax Revenue,
Pre-Refunded, 5.00%, 3/01/36	1,865,000	1,955,341
Series A, 5.00%, 5/01/44	4,350,000	5,283,814
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.25%, 10/01/30	4,000,000	4,136,000
Lafayette Utilities Revenue, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,175,300
Louisiana Local Government Environmental Facilities and CDA Revenue,
Airport, Monroe Regional Airport Terminal Project, Assured Guaranty, Pre-Refunded, 5.50%, 2/01/39	2,000,000	2,014,120
Denham Springs Sewer District No. 1 Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/39	2,000,000	2,000,000
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%, 12/01/40	2,925,000	3,432,137
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/34	2,550,000	2,872,014
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/43	3,000,000	3,290,220
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  83

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
LCTCS Act 360 Project, 5.00%, 10/01/32	$3,000,000	$3,436,950
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,720,750
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC Insured, 4.00%, 10/01/33	800,000	886,344
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC Insured, 4.00%, 10/01/34	620,000	684,784
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	1,936,944
Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, AGMC Insured, 5.00%, 10/01/48	3,500,000	4,050,340
Ragin’ Cajun Facilities Inc., Student Housing and Parking Project, Refunding, AGMC Insured, 5.00%, 10/01/39	2,680,000	3,169,020
Southeastern Louisiana University Student Housing/University Facilities Inc. Project, Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,116,930
Woman’s Hospital Foundation Project, Refunding, Series A, 5.00%, 10/01/44	5,000,000	5,825,200
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35	4,965,000	5,670,526
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	5,000,000	5,772,850
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 5.00%, 7/01/35	35,000	41,945
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,069,500
Louisiana Children’s Medical Center Project, Series A1, 5.00%, 6/01/45	10,000,000	11,799,100
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, 5.00%, 7/01/37	3,750,000	4,256,287
CHRISTUS Health, Series E, 5.00%, 7/01/48	5,000,000	5,947,350
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,213,450
Loyola University Project, Pre-Refunded, 5.00%, 10/01/39	5,000,000	5,062,850
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/34	30,000	36,432
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	5,398,400
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	20,000	24,288
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/46	10,000,000	11,474,900
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	1,730,000	1,970,954
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	2,878,700
Tulane University of Louisiana Project, Refunding, Series A, 5.00%, 12/15/41	3,000,000	3,517,320
Tulane University of Louisiana Project, Refunding, Series A, 4.00%, 12/15/50	2,000,000	2,182,120
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,067,740
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,469,770
second lien, Refunding, Series C, 5.00%, 5/01/40	5,000,000	6,025,500
second lien, Refunding, Series C, 5.00%, 5/01/45	10,000,000	11,917,200
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,519,700
Louisiana State GO,
Refunding, Series A, 5.00%, 9/01/36	5,000,000	5,989,000
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,362,080
Series A, 5.00%, 3/01/37	3,000,000	3,748,290
Louisiana State Grant Anticipation Revenue,
Series A, 5.00%, 9/01/30	2,000,000	2,531,800
Series A, 5.00%, 9/01/31	4,750,000	5,988,705
  |  84

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Louisiana (continued)
	Louisiana State Highway Improvement Revenue,
	Series A, 5.00%, 6/15/30	$2,860,000	$3,186,726
	Series A, 5.00%, 6/15/32	9,850,000	11,239,047
	Louisiana State Public Facilities Authority Lease Revenue,
	Provident Group-Flagship Properties LLC, Louisiana State University Greenhouse District Project, 5.00%, 7/01/52	2,310,000	2,640,330
	Provident Group-Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/46	6,500,000	7,422,285
	Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,057,820
	Louisiana State Unclaimed Property Special Revenue, I-49 North Project, 5.00%, 9/01/33	5,860,000	6,537,885
	Louisiana State University and Agricultural and Mechanical College Revenue,
	Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,434,960
	Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,144,280
	Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,189,011
	Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,140,610
	Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	4,500,000	5,240,565
	Board of Supervisors, Auxiliary, Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,112,250
	Natchitoches Parish School District No. 9 GO, School, AGMC Insured, 5.00%, 3/01/38	1,440,000	1,756,022
	New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series A, 5.00%, 1/01/48	10,000,000	11,625,600
[a]	Parish of East Baton Rouge Capital Improvements District Movebr Sales Tax Revenue, 5.00%, 8/01/48	3,500,000	4,280,150
	Port of New Orleans Board of Commissioners Port Facility Revenue, Series A, AGMC Insured, 5.00%, 4/01/48	2,750,000	3,262,738
	Ruston Sales Tax Revenue, AGMC Insured, 5.00%, 6/01/35	1,085,000	1,267,237
	Shreveport GO, Pre-Refunded, 5.00%, 8/01/29	4,790,000	5,090,860
	Shreveport Limited Obligation Revenue, Independence Stadium Project, Refunding, BAM Insured, 5.00%, 3/01/27	1,500,000	1,810,635
	Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	4,000,000	4,664,080
	St. Charles Parish School Board Sales and Use Tax Revenue, 4.00%, 8/01/38	805,000	913,329
	St. Tammany Parish Hospital Service District No. 1 Hospital Revenue, St. Tammany Parish Hospital Project, Refunding, Series A, 5.00%, 7/01/48	5,000,000	5,875,650
	St. Tammany Parish Utilities Revenue,
	Series B, Pre-Refunded, 5.50%, 8/01/35	2,650,000	2,725,658
	Series B, Pre-Refunded, 5.00%, 8/01/44	3,290,000	3,373,138
	Terrebonne Levee and Conservation District Public Improvement Sales Tax Revenue, 5.00%, 7/01/38	2,000,000	2,224,020
	Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	2,265,000	2,380,470
			383,615,745
  |  85

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories 1.3%
	Puerto Rico 1.3%
[b]	Puerto Rico Electric Power Authority Power Revenue, Series WW-RSA-1, 5.25%, 7/01/33	$6,450,000	$4,950,375
	Total Municipal Bonds (Cost $367,229,356) 99.4%		388,566,120
	Other Assets, less Liabilities 0.6%		2,234,207
	Net Assets 100.0%		$390,800,327

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
  |  86

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Maryland Tax-Free Income Fund
		Principal Amount	Value
	Municipal Bonds 98.3%
	Maryland 93.4%
	Annapolis GO, Public Improvements, Pre-Refunded, 5.00%, 8/01/31	$1,250,000	$1,330,650
	Anne Arundel County GO,
	Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,497,583
	Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	13,185,881
[a]	Anne Arundel County MFHR, Glenview Gardens Apartments Project, Mandatory Put, 5.00%, 1/01/27	1,910,000	1,952,803
	Baltimore County GO,
	Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/39	2,900,000	3,424,958
	Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/41	2,900,000	3,413,039
	Baltimore Revenue,
	Mayor and City Council of Baltimore, Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,188,507
	Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/46	5,000,000	5,914,300
	Mayor and City Council of Baltimore, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,648,200
	Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/38	8,930,000	10,087,685
	Mayor and City Council of Baltimore, Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,244,389
	Howard County Housing Commission Revenue,
	Gateway Village Apartments, 4.00%, 6/01/46	2,000,000	2,122,780
	The Verona at Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,128,200
	Woodfield Oxford Square Apartments, 5.00%, 12/01/46	5,000,000	5,804,300
	Local Government Infrastructure Coummunity Development Administration Revenue, Senior-Local Government Infrastructure, Series B-1, 4.00%, 6/01/49	3,000,000	3,305,580
	Maryland State Department of Transportation, Consolidated Transportation Revenue, 4.00%, 10/01/32	5,000,000	5,766,850
	Maryland CDA Department Housing and Community Development Revenue, Residential, Refunding, Series A, 3.85%, 9/01/33	5,000,000	5,442,600
	Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30	3,935,000	4,068,947
	Maryland Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization Program, 5.00%, 5/01/46	10,085,000	11,710,803
	Maryland State CDA Department Housing and Community Development Revenue,
	Series D, 3.00%, 7/01/39	1,500,000	1,517,700
	Series D, 3.20%, 7/01/44	1,000,000	1,024,360
	Maryland State Community Development Administration Department Housing and Community Development Revenue, Residential, Refunding, Series C, 3.00%, 3/01/42	5,000,000	5,014,800
	Maryland State Community Development Administration Local Government Infrastructure Revenue,
	Senior Obligations, Series A-1, 4.00%, 6/01/47	2,300,000	2,493,062
	Senior Obligations, Series A-1, 5.00%, 6/01/48	1,310,000	1,575,052
	Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	3,880,170
	Maryland State EDC Student Housing Revenue,
	Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,194,448
	Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,380,750
	Senior, Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,019,658
	Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,242,966
	Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,237,951
	University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35	4,225,000	4,982,247
	University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43	3,305,000	3,850,490
	University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,601,775
	University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,642,255
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  87

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	$8,000,000	$9,341,600
Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	10,000,000	11,255,500
Charlestown Community Issue, Refunding, Series A, 5.00%, 1/01/45	4,170,000	4,824,523
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,616,145
Goucher College Issue, Refunding, Series A, 5.00%, 7/01/44	7,470,000	8,647,571
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	9,655,000	11,184,449
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,803,100
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,454,500
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,335,600
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,577,150
LifeBridge Health Issue, Refunding, 5.00%, 7/01/44	2,000,000	2,363,360
LifeBridge Health Issue, Refunding, 5.00%, 7/01/47	4,000,000	4,637,720
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,530,418
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,719,841
Maryland Institute College of Art Issue, Refunding, 5.00%, 6/01/29	1,000,000	1,085,540
Maryland Institute College of Art Issue, Refunding, 4.00%, 6/01/42	5,325,000	5,741,788
Medstar Health Issue, Series A, 5.00%, 8/15/38	5,000,000	5,515,850
Medstar Health Issue, Series A, 5.00%, 5/15/45	5,000,000	5,869,800
Meritus Medical Center Issue, Refunding, 5.00%, 7/01/45	8,535,000	9,684,494
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/27	655,000	661,596
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/34	5,000,000	5,050,450
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/38	6,200,000	6,206,944
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	6,330,000	7,099,158
Trinity Health Credit Group, 5.00%, 12/01/46	1,680,000	1,983,626
University of Maryland Medical System Issue, Refunding, 5.00%, 7/01/35	2,100,000	2,411,472
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/39	10,000,000	11,762,600
University of Maryland Medical System Issue, Series D, 4.00%, 7/01/48	5,000,000	5,420,100
Maryland State Industrial Development Financing Authority EDR,
McDonogh School Facility, Refunding, 4.00%, 9/01/43	1,100,000	1,212,464
McDonogh School Facility, Refunding, 4.00%, 9/01/48	610,000	665,522
Montgomery County GO,
Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,017,520
Consolidated Public Improvement, Refunding, Series A, 4.00%, 12/01/33	7,000,000	7,775,530
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,705,568
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,339,649
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,588,782
Department of Liquor Control, Series A, 5.00%, 4/01/30	1,935,000	2,028,577
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	1,877,705
Series A, 5.00%, 4/01/31	1,240,000	1,255,016
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30	2,060,000	2,122,171
Prince George’s County GO, Consolidated Public Improvement, Series A, 4.00%, 7/15/35	11,405,000	13,129,664
  |  88

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Maryland (continued)
	Washington Suburban Sanitary District GO,
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Second Series, 5.00%, 6/01/37	$5,000,000	$5,969,600
	Montgomery and Prince George’s Counties, Consolidated Public Improvement, Second Series, 4.00%, 6/01/43	8,070,000	8,875,951
			395,244,353
	District of Columbia 3.1%
	Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series B, 5.00%, 7/01/42	11,000,000	13,163,480
	U.S. Territories 1.8%
	Puerto Rico 1.8%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW-RSA-1, 5.50%, 7/01/38	5,000,000	3,850,000
	Series XX-RSA-1, 5.25%, 7/01/40	5,000,000	3,837,500
			7,687,500
	Total Municipal Bonds before Short Term Investments (Cost $394,530,169)		416,095,333
	Short Term Investments (Cost $2,555,000) 0.6%
	Municipal Bonds 0.6%
	Maryland 0.6%
[c]	Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 1.13%, 11/01/37	2,555,000	2,555,000
	Total Investments (Cost $397,085,169) 98.9%		418,650,333
	Other Assets, less Liabilities 1.1%		4,805,515
	Net Assets 100.0%		$423,455,848

See Abbreviations on page 157.
[a]The maturity date shown represents the mandatory put date.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  89

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Massachusetts Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.7%
Massachusetts 98.7%
Belmont GO, Municipal Purpose Loan of 2019, 4.00%, 3/15/45	$3,020,000	$3,373,853
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,958,184
Braintree GO,
Municipal Purpose Loan, Refunding, 3.00%, 6/01/35	1,765,000	1,855,739
Refunding, 5.00%, 5/15/27	2,000,000	2,524,440
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,831,093
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,364,520
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,946,475
Series A, 5.00%, 7/01/40	5,000,000	5,819,350
Massachusetts Development Finance Agency Revenue,
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42	3,750,000	4,507,875
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,411,900
The Broad Institute Issue, Refunding, 4.00%, 4/01/41	5,000,000	5,565,900
The Broad Institute Issue, Series A, Pre-Refunded, 5.375%, 4/01/41	15,000,000	15,848,850
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	6,890,000	8,053,997
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	6,099,150
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32	2,975,000	3,473,045
Lahey Health System Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/34	5,000,000	5,818,500
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,657,250
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/34	5,000,000	5,992,750
Partners HealthCare System Issue, Refunding, Series S, 5.00%, 7/01/33	1,880,000	2,315,032
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	7,500,000	8,362,875
Partners HealthCare System Issue, Series L, Pre-Refunded, 5.00%, 7/01/41	5,000,000	5,302,500
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	13,680,450
Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	9,550,000	10,584,647
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,996,722
Worcester Polytechnic Institute Issue, Refunding, 5.00%, 9/01/42	1,090,000	1,293,830
Massachusetts State Clean Water Trust Revenue, Revolving Fund, Green Bond, 5.00%, 8/01/38	5,000,000	6,347,600
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	7,270,150
Refunding, Series D, 4.00%, 5/01/38	4,350,000	4,873,479
Series B, Pre-Refunded, 5.00%, 5/01/40	4,625,000	4,699,879
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/35	16,165,000	16,213,818
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/37	1,015,000	1,265,827
Senior, Refunding, Series A, 5.00%, 1/01/37	2,750,000	3,403,840
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series S-1, 5.00%, 10/01/38	2,410,000	3,021,441
Wellesley College Issue, Refunding, Series L, 4.00%, 7/01/44	6,160,000	6,921,622
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/35	1,200,000	1,478,952
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/36	1,000,000	1,229,250
Worcester Polytechnic Institute Issue, 4.00%, 9/01/44	1,350,000	1,500,728
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	2,025,000	2,030,710
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,010,860
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  90

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State GO,
Consolidated Loan of 2014, Series F, 4.00%, 11/01/29	$6,000,000	$6,446,460
Consolidated Loan of 2017, Series A, 5.25%, 4/01/42	5,000,000	6,092,900
Consolidated Loan of 2018, Series A, 5.00%, 1/01/47	5,000,000	6,016,250
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College Issue, Series M-2, 5.50%, 6/01/35	8,600,000	12,120,152
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,516,390
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,113,700
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	315,000	331,635
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	4,153,960
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,983,852
Housing, Series C, 5.125%, 12/01/39	1,045,000	1,046,118
Housing, Series C, 5.35%, 12/01/49	2,770,000	2,773,130
Housing, Series F, 3.15%, 12/01/32	105,000	105,609
Housing, Series F, 3.45%, 12/01/37	45,000	45,203
SF Housing, Series 159, FNMA Insured, 4.05%, 12/01/32	1,670,000	1,700,311
SF Housing, Series 162, GNMA Secured, 3.15%, 12/01/32	10,905,000	11,083,188
Massachusetts State Port Authority Revenue, Series B, 5.00%, 7/01/49	5,000,000	6,176,950
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	6,066,650
Senior, Series B, Pre-Refunded, 5.00%, 10/15/41	10,000,000	10,724,300
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,104,961
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	23,048,051
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, Pre-Refunded, 4.00%, 6/01/31	5,555,000	5,795,643
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/47	5,000,000	5,967,150
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/49	5,000,000	6,158,800
Rail Enhancement and Accelerated Bridge Programs, Series B, 4.00%, 6/01/45	7,175,000	7,850,957
Massachusetts State Water Pollution Abatement Trust Revenue,
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,642
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,783
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	250,000	250,870
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	5,000,000	5,967,800
General, Green Bonds, Series B, 5.00%, 8/01/40	1,140,000	1,384,211
General, Green Bonds, Series B, 5.00%, 8/01/42	3,145,000	3,801,361
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	7,163,297
General, Series B, 5.00%, 8/01/43	4,000,000	4,904,160
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	7,904,700
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	5,928,868
Natick GO, Municipal Purpose Loan of 2018, 4.00%, 7/15/35	4,970,000	5,720,420
Plymouth GO, Municipal Purpose Loan, Refunding, 4.00%, 5/01/47	5,000,000	5,501,900
Springfield Water and Sewer Commission Revenue, General, Series C, 5.00%, 4/15/37	1,260,000	1,528,871
  |  91

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Massachusetts (continued)
	University of Massachusetts Building Authority Project Revenue,
	Refunding, Senior Series 1, 5.00%, 11/01/44	$4,000,000	$4,596,480
	Senior Series 1, 5.25%, 11/01/42	5,000,000	6,188,050
	Senior Series 2019-1, Refunding, 5.00%, 5/01/39	5,000,000	6,274,650
	Worcester GO,
	Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,493,915
	Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,117,150
	Total Municipal Bonds before Short Term Investments (Cost $404,230,700)		433,512,531
	Short Term Investments (Cost $1,130,000) 0.3%
	Municipal Bonds 0.3%
	Massachusetts 0.3%
[a]	Massachusetts State Health and Educational Facilities Authority Revenue, Harvard University Issue, Refunding, Series R, Daily VRDN and Put, 0.75%, 11/01/49	1,130,000	1,130,000
	Total Investments (Cost $405,360,700) 99.0%		434,642,531
	Other Assets, less Liabilities 1.0%		4,461,012
	Net Assets 100.0%		$439,103,543

See Abbreviations on page 157.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  92

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Michigan Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.6%
Michigan 98.6%
Ann Arbor Public Schools GO,
County of Washtenaw, Refunding, 5.00%, 5/01/28	$1,000,000	$1,181,470
County of Washtenaw, Refunding, 5.00%, 5/01/29	1,235,000	1,453,348
Battle Creek Water and Wastewater System Revenue, Calhoun County, Series A, 5.00%, 6/01/36	1,300,000	1,516,073
Bloomfield Charter Township GO,
County of Oakland, Refunding, 5.00%, 5/01/29	470,000	567,060
County of Oakland, Refunding, 5.00%, 5/01/32	1,000,000	1,191,920
Byron Center Public Schools GO,
Kent County, School Building and Site, Series I, 5.00%, 5/01/34	1,000,000	1,202,500
Kent County, School Building and Site, Series I, 5.00%, 5/01/35	1,920,000	2,303,712
Kent County, School Building and Site, Series I, 5.00%, 5/01/36	650,000	778,577
Kent County, School Building and Site, Series I, 5.00%, 5/01/37	1,480,000	1,766,839
Kent County, School Building and Site, Series I, 5.00%, 5/01/38	1,330,000	1,583,312
Kent County, School Building and Site, Series I, 5.00%, 5/01/39	2,290,000	2,722,306
Kent County, School Building and Site, Series I, 5.00%, 5/01/43	2,250,000	2,666,498
Kent County, School Building and Site, Series I, 5.00%, 5/01/47	4,140,000	4,867,605
Caledonia Community Schools GO, Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,220,880
Central Michigan University Revenue,
Board of Trustees, General, Refunding, 5.00%, 10/01/30	1,910,000	2,215,466
Board of Trustees, General, Refunding, 5.00%, 10/01/31	1,055,000	1,223,072
Board of Trustees, General, Refunding, 5.00%, 10/01/34	1,600,000	1,854,560
Board of Trustees, General, Refunding, 5.00%, 10/01/39	2,000,000	2,307,020
Chippewa Valley Schools GO,
County of Macomb, Refunding, 5.00%, 5/01/28	6,075,000	6,790,696
County of Macomb, Refunding, 5.00%, 5/01/29	6,425,000	7,172,806
County of Macomb, Refunding, 5.00%, 5/01/30	6,420,000	7,155,925
County of Macomb, Refunding, 5.00%, 5/01/31	3,000,000	3,338,580
County of Macomb, Refunding, 5.00%, 5/01/32	6,590,000	7,329,134
Commerce Charter Township GO, County of Oakland, Capital Improvement, Refunding, 5.00%, 12/01/38	3,250,000	3,808,350
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	12,508,300
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,394,850
Detroit Water Supply System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/34	25,000	25,071
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	30,000	30,089
DeWitt Public Schools GO,
County of Clinton, School Building and Site, 5.00%, 5/01/30	500,000	607,880
County of Clinton, School Building and Site, 5.00%, 5/01/33	815,000	978,155
County of Clinton, School Building and Site, 5.00%, 5/01/34	1,000,000	1,196,420
County of Clinton, School Building and Site, 5.00%, 5/01/35	1,000,000	1,193,040
County of Clinton, School Building and Site, 5.00%, 5/01/36	1,000,000	1,190,260
Downriver Utility Wastewater Authority Sewer System Revenue,
AGMC Insured, 5.00%, 4/01/34	510,000	612,566
AGMC Insured, 5.00%, 4/01/36	1,600,000	1,910,912
AGMC Insured, 5.00%, 4/01/38	1,500,000	1,780,575
AGMC Insured, 5.00%, 4/01/43	3,000,000	3,531,120
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  93

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
East Lansing School District GO,
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/35	$1,500,000	$1,814,670
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	1,100,000	1,319,032
Counties of Ingham and Clinton, School Building and Site, Series I, 5.00%, 5/01/42	3,500,000	4,130,840
Farmington Public School District GO,
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27	1,000,000	1,176,350
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28	2,000,000	2,345,900
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32	4,035,000	4,689,880
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33	2,900,000	3,366,320
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	3,000,000	3,477,450
County of Oakland, School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	1,000,000	1,159,440
County of Oakland, School Building and Site, Refunding, BAM Insured, 4.50%, 5/01/38	7,225,000	8,385,913
Grand Rapids Building Authority Revenue, County of Kent, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,590,000
Grand Rapids Sanitary Sewer System Revenue,
County of Kent, 5.00%, 1/01/37	1,040,000	1,268,322
County of Kent, 5.00%, 1/01/43	1,000,000	1,202,630
County of Kent, 5.00%, 1/01/48	5,000,000	5,973,150
County of Kent, Improvement and Refunding, 5.00%, 1/01/28	1,560,000	1,790,584
County of Kent, Improvement and Refunding, 5.00%, 1/01/29	1,000,000	1,142,850
County of Kent, Improvement and Refunding, 5.00%, 1/01/31	2,095,000	2,380,988
County of Kent, Improvement and Refunding, 5.00%, 1/01/32	1,175,000	1,335,047
County of Kent, Improvement and Refunding, 5.00%, 1/01/33	1,125,000	1,276,706
County of Kent, Improvement and Refunding, 5.00%, 1/01/34	1,000,000	1,133,650
County of Kent, Improvement and Refunding, 5.00%, 1/01/35	1,500,000	1,699,665
County of Kent, Improvement and Refunding, 5.00%, 1/01/39	880,000	1,002,804
County of Kent, Improvement and Refunding, 5.00%, 1/01/44	2,000,000	2,275,180
County of Kent, Refunding, 5.00%, 1/01/36	1,250,000	1,468,950
County of Kent, Refunding, 5.00%, 1/01/38	1,000,000	1,169,640
Grand Rapids Water Supply System Revenue,
County of Kent, Improvement and Refunding, 5.00%, 1/01/41	2,190,000	2,541,561
County of Kent, Improvement and Refunding, 5.00%, 1/01/43	1,500,000	1,791,720
County of Kent, Improvement and Refunding, 5.00%, 1/01/46	2,525,000	2,921,223
County of Kent, Improvement and Refunding, 5.00%, 1/01/48	2,000,000	2,382,780
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,203,440
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	1,110,000	1,291,674
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,751,900
Munson Healthcare Obligated Group, Series B, 5.00%, 7/01/39	1,625,000	1,906,986
Grand Valley State University Revenue,
General, 5.00%, 12/01/38	900,000	1,102,212
General, 5.00%, 12/01/43	1,800,000	2,180,394
General, Refunding, Series A, 5.00%, 12/01/32	4,295,000	5,073,125
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29	750,000	861,600
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30	1,000,000	1,147,660
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31	1,150,000	1,318,740
  |  94

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Grandville Public School District GO, (continued)
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32	$1,165,000	$1,334,682
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34	1,315,000	1,501,007
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35	1,225,000	1,397,958
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37	2,915,000	3,323,421
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40	6,215,000	7,079,382
Gull Lake CSD, GO, Counties of Kalamazoo Barry and Calhoun, School Building and Site, Series I, 5.00%, 5/01/48	5,000,000	5,952,700
Holly Area School District GO,
County of Oakland, Refunding, 5.00%, 5/01/30	1,045,000	1,191,958
County of Oakland, Refunding, 5.00%, 5/01/32	1,040,000	1,181,211
Hudsonville Public Schools GO,
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/37	1,550,000	1,860,992
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/39	2,500,000	2,987,050
Counties of Ottawa and Allegan, Refunding, 5.00%, 5/01/41	2,500,000	2,974,825
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,194,800
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, AGMC Insured, Pre-Refunded, 5.25%, 5/15/36	5,530,000	5,630,425
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	4,470,000	4,552,203
Kelloggsville Public School District GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	1,045,000	1,211,291
School Building and Site, AGMC Insured, 5.00%, 5/01/35	1,150,000	1,324,409
School Building and Site, AGMC Insured, 5.00%, 5/01/38	3,815,000	4,386,373
Kent County GO,
Capital Improvement, 5.00%, 6/01/32	1,305,000	1,567,070
Capital Improvement, 5.00%, 6/01/33	1,275,000	1,526,239
Kentwood Public Schools GO,
School Building and Site, 5.00%, 5/01/35	1,205,000	1,418,598
School Building and Site, 5.00%, 5/01/36	1,205,000	1,415,682
School Building and Site, 5.00%, 5/01/38	1,210,000	1,413,861
School Building and Site, 5.00%, 5/01/41	1,120,000	1,295,123
School Building and Site, 5.00%, 5/01/44	1,800,000	2,077,254
L’Anse Creuse Public Schools GO,
County of Macomb, Refunding, 5.00%, 5/01/28	5,230,000	6,109,895
County of Macomb, Refunding, 5.00%, 5/01/30	5,560,000	6,464,445
County of Macomb, Refunding, 5.00%, 5/01/32	5,890,000	6,829,514
County of Macomb, Refunding, 5.00%, 5/01/34	6,220,000	7,189,138
County of Macomb, Refunding, 5.00%, 5/01/35	2,840,000	3,277,019
Lansing Board of Water and Light Utility System Revenue,
Series A, 5.50%, 7/01/41	10,000,000	10,627,000
Series A, 5.00%, 7/01/48	10,000,000	12,213,800
Lansing Community College GO,
College Building and Site, Pre-Refunded, 5.00%, 5/01/32	2,310,000	2,522,012
College Building and Site, Refunding, 5.00%, 5/01/32	2,000,000	2,480,720
College Building and Site, Refunding, 5.00%, 5/01/32	690,000	748,609
  |  95

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/37	$1,490,000	$1,748,277
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/39	2,125,000	2,486,866
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/40	2,200,000	2,570,018
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Series B, Pre-Refunded, 6.00%, 11/15/35	5,000,000	5,458,100
Livonia Public Schools School District GO,
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36	5,725,000	6,384,119
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38	6,000,000	6,680,760
County of Wayne, School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43	16,850,000	18,737,368
Macomb Interceptor Drain Drainage District GO,
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/34	2,000,000	2,418,760
Drain, Limited Tax, Refunding, Series A, 5.00%, 5/01/42	7,500,000	8,924,850
Mason County CSD, GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,300,244
Mattawan Consolidated School GO,
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/30	1,000,000	1,162,670
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/31	1,915,000	2,221,477
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/32	1,110,000	1,284,581
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/34	2,325,000	2,680,795
Counties of Van Buren and Kalamazoo, School Building and Site, Series I, 5.00%, 5/01/39	3,375,000	3,861,439
Meridian Public Schools GO,
County of Midland, Refunding, 5.00%, 5/01/27	735,000	865,036
County of Midland, Refunding, 5.00%, 5/01/29	775,000	906,758
County of Midland, Refunding, 5.00%, 5/01/31	1,130,000	1,311,478
Michigan Finance Authority Revenue,
Clean Water Revolving Fund, Refunding, Series B, 4.00%, 10/01/30	2,750,000	3,158,237
Clean Water Revolving Fund, Refunding, Series B, 5.00%, 10/01/38	8,055,000	10,057,554
Clean Water Revolving Fund, Refunding, Series B, 5.00%, 10/01/39	6,000,000	7,473,960
Higher Education Facilities, Limited Obligation, Kalamazoo College Project, Refunding, 4.00%, 12/01/47	2,610,000	2,842,342
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/32	2,725,000	3,270,845
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/37	4,235,000	5,026,860
Hospital, Henry Ford Health System, Refunding, 5.00%, 11/15/41	22,015,000	25,927,946
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,280,053
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,576,894
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,983,089
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,033,560
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,647,600
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	20,000,000	23,144,800
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/28	3,000,000	3,322,170
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/29	3,000,000	3,322,170
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/32	2,000,000	2,214,780
Michigan Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/32	5,000,000	5,662,200
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/33	5,370,000	6,073,148
Ascension Health Senior Credit Group, Refunding, Series F-7, 5.00%, 11/15/46	5,000,000	5,833,000
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,662,300
  |  96

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Hospital Finance Authority Revenue, (continued)
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	$2,065,000	$2,246,844
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,483,269
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,838,556
McLaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,415,398
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,455,000
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 5.00%, 4/15/41	13,000,000	15,329,340
Facilities Program, Refunding, Series I, 5.00%, 10/15/46	9,910,000	11,543,862
Facilities Program, Refunding, Series I, 4.00%, 10/15/49	2,500,000	2,771,200
Facilities Program, Refunding, Series I, 5.00%, 10/15/51	1,000,000	1,164,480
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,629,950
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,138,220
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,631,600
Michigan State HDA, SFMR, Series B, 3.10%, 12/01/44	15,000,000	15,207,600
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,230,370
I-75 Improvement Project, 5.00%, 12/31/43	7,000,000	8,326,850
Michigan State Technological University Revenue, Board of Control, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,794,176
Michigan State University Revenue,
Board of Trustees, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	14,725,241
Board of Trustees, General, Series A, 5.00%, 8/15/40	8,500,000	9,830,165
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,599,999
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	2,036,387
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,042,450
Oakland Schools Intermediate School District GO,
Refunding, 5.00%, 5/01/35	1,500,000	1,774,800
Refunding, 5.00%, 5/01/36	1,005,000	1,188,000
Oakland University Board of Trustees Revenue,
General, 5.00%, 3/01/47	7,230,000	8,406,538
General, 5.00%, 3/01/50	3,500,000	4,214,280
General, Refunding, 5.00%, 3/01/27	1,000,000	1,138,400
General, Refunding, 5.00%, 3/01/30	1,010,000	1,143,391
General, Refunding, 5.00%, 3/01/31	1,260,000	1,422,943
General, Refunding, 5.00%, 3/01/32	1,000,000	1,127,650
General, Refunding, 5.00%, 3/01/33	1,285,000	1,446,820
General, Refunding, 5.00%, 3/01/34	1,000,000	1,124,670
General, Refunding, 5.00%, 3/01/39	3,000,000	3,349,170
Rochester Community School District GO,
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/32	5,575,000	6,626,389
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/35	6,450,000	7,614,612
Counties of Oakland and Macomb, School Building and Site, Series I, 5.00%, 5/01/36	2,800,000	3,300,612
  |  97

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Roseville Community Schools District GO,
County of Macomb, Refunding, 5.00%, 5/01/26	$1,400,000	$1,658,062
County of Macomb, Refunding, 5.00%, 5/01/27	1,370,000	1,616,271
County of Macomb, Refunding, 5.00%, 5/01/28	3,040,000	3,572,669
County of Macomb, Refunding, 5.00%, 5/01/29	3,300,000	3,861,033
County of Macomb, Refunding, 5.00%, 5/01/30	1,620,000	1,888,969
County of Macomb, Refunding, 5.00%, 5/01/31	1,585,000	1,843,101
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,822,182
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,847,175
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	17,500,000	19,577,600
Saginaw Valley State University Revenue,
General, Refunding, Series A, 5.00%, 7/01/30	1,750,000	2,073,155
General, Refunding, Series A, 5.00%, 7/01/31	2,170,000	2,561,772
General, Refunding, Series A, 5.00%, 7/01/33	1,240,000	1,455,128
Saline Area Schools GO,
County of Washtenaw, School Building and Site, 5.00%, 5/01/34	2,750,000	3,243,762
County of Washtenaw, School Building and Site, 5.00%, 5/01/36	2,950,000	3,469,672
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	406,280
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,826,118
Sparta Area Schools GO, School Building and Site, Counties of Kent and Ottawa, Series II, 5.00%, 5/01/48	5,750,000	6,816,797
Trenton Public Schools GO,
County of Wayne, School Building and Site, 5.00%, 5/01/42	4,920,000	5,902,721
County of Wayne, School Building and Site, 5.00%, 5/01/45	11,480,000	13,719,863
University of Michigan Revenue,
Regents, General, Refunding, 5.00%, 4/01/46	2,000,000	2,354,840
Regents, General, Refunding, Series A, 5.00%, 4/01/37	2,700,000	3,300,642
Regents, General, Refunding, Series A, 5.00%, 4/01/42	26,635,000	32,207,308
Regents, General, Refunding, Series A, 5.00%, 4/01/47	5,000,000	6,007,450
Warren Consolidated Schools District GO, Counties of Macomb and Oakland, School Building and Site, 5.00%, 5/01/32	2,500,000	2,683,275
Wayne County Airport Authority Revenue, Airport, Detroit Metropolitan Wayne County Airport, Series A, 5.00%, 12/01/43	7,750,000	9,352,932
Wayne State University Revenue,
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,143,948
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,727,340
General, Series A, 5.00%, 11/15/43	4,500,000	5,447,115
General, Series A, 4.00%, 11/15/48	10,000,000	10,965,100
Western Michigan University Revenue,
General, Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,764,510
General, Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,533,507
General, Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,911,348
General, Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,335,800
General, Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,913,875
General, Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,804,655
General, Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,304,720
  |  98

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Michigan (continued)
	Western University Revenue, Arcadia Flats, New Student Center, Refunding, Series A, 5.00%, 11/15/49	$5,100,000	$6,207,465
	Zeeland Public Schools GO,
	School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	1,530,000	1,778,288
	School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,318,260
	School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,314,960
	School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	2,000,000	2,313,320
	Total Municipal Bonds before Short Term Investments (Cost $861,534,280)		921,177,913
	Short Term Investments 0.9%
	Municipal Bonds 0.9%
	Michigan 0.9%
[a]	Michigan State Strategic Fund Limited Obligation Revenue, Henry Ford Museum and Greenfield Village Project, LOC Comerica Bank, Daily VRDN and Put, 1.20%, 12/01/33	140,000	140,000
[a]	University of Michigan Revenue,
	Regents, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 1.11%, 4/01/38	4,300,000	4,300,000
	Regents, General, Series D-1, Daily VRDN and Put, 1.10%, 12/01/24	3,800,000	3,800,000
	Total Short Term Investments (Cost $8,240,000)		8,240,000
	Total Investments (Cost $869,774,280) 99.5%		929,417,913
	Other Assets, less Liabilities 0.5%		4,947,034
	Net Assets 100.0%		$934,364,947

See Abbreviations on page 157.
[a]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  99

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Minnesota Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 99.8%
Minnesota 99.8%
Alexandria ISD No. 206 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 3.00%, 2/01/37	$29,905,000	$30,928,947
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/37	11,700,000	12,184,614
Anoka-Hennepin ISD No. 11 GO,
Anoka, School Building, Minnesota School District Credit Enhancement Program, Series A, 3.25%, 2/01/37	5,355,000	5,619,376
Anoka, School Building, Minnesota School District Credit Enhancement Program, Series A, 3.375%, 2/01/43	6,020,000	6,300,713
Anoka and Hennepin Counties, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	5,906,570
Bemidji GO, Sales Tax, Pre-Refunded, 5.25%, 2/01/38	12,055,000	12,627,612
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,236,944
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,246,420
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,324,801
Brainerd ISD No. 181 GO,
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit Enhancement Program, School Building, Refunding, Series A, 4.00%, 2/01/32	3,065,000	3,497,471
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit Enhancement Program, School Building, Refunding, Series A, 4.00%, 2/01/39	10,600,000	11,735,472
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit Enhancement Program, School Building, Refunding, Series A, 4.00%, 2/01/42	1,900,000	2,093,515
Brainerd Public Schools, Crow Wing Cass and Morrison Counties, Minnesota School District Credit Enhancement Program, School Building, Refunding, Series C, 5.00%, 2/01/28	3,735,000	4,498,471
Cambridge ISD No. 911 GO,
Cambridge Isanti Public Schools, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,525,156
Cambridge Isanti Public Schools, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 3.00%, 2/01/30	5,585,000	5,703,570
Center City Health Care Facilities Revenue, Hazelden Betty Ford Foundation Project, Refunding, 4.00%, 11/01/41	1,000,000	1,103,360
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,234,215
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,723,706
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/32	1,450,000	992,105
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/34	1,600,000	992,784
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/35	350,000	206,924
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,241,805
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	705,000	713,566
Dawson-Boyd ISD, No. 378 GO, School Building, Series A, 3.125%, 2/01/40	2,965,000	3,090,538
Duluth EDA Health Care Facilities Revenue,
Essentia Health Obligated Group, Refunding, Series A, 5.25%, 2/15/53	15,900,000	19,107,984
Essentia Health Obligated Group, Refunding, Series A, 5.25%, 2/15/58	13,035,000	15,558,446
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  100

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Duluth ISD No. 709 COP,
Refunding, Series A, 5.00%, 2/01/25	$1,015,000	$1,186,038
Refunding, Series A, 5.00%, 2/01/26	2,740,000	3,273,779
Refunding, Series A, 4.00%, 2/01/27	3,750,000	4,185,525
Refunding, Series A, 4.00%, 2/01/28	1,500,000	1,670,070
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,851,959
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,936,077
Edina ISD No. 273 GO, Hennepin County, Facilities Maintenance, Series A, 3.00%, 2/01/36	1,630,000	1,708,827
Elk River ISD No. 728 GO, School Building, Elk River Area Schools, Series A, 4.00%, 2/01/32	6,130,000	6,644,062
Farmington ISD No. 192 GO, School Building, Series A, 4.00%, 2/01/28	3,830,000	4,332,994
Fridley ISD No. 14 GO, School Building, Fridley Public Schools, Anoka County, Series A, 4.00%, 2/01/29	2,220,000	2,506,269
Fridley MFHR, Village Green Apartments Project, 3.75%, 11/01/34	9,889,947	11,014,632
Hastings ISD No. 200 GO,
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/38	4,685,000	2,606,734
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/39	4,685,000	2,493,263
Hastings Public Schools, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series A, zero cpn., 2/01/40	4,685,000	2,383,775
Hennepin County GO, Sales Tax, Series B, 5.00%, 12/15/34	1,055,000	1,341,148
Hennepin County Regional Railroad Authority GO,
Limited Tax, Series A, 5.00%, 12/01/35	4,480,000	5,678,982
Limited Tax, Series A, 5.00%, 12/01/36	5,220,000	6,599,542
Refunding, Series A, 4.00%, 12/01/27	2,475,000	2,475,000
Refunding, Series A, 4.00%, 12/01/28	1,590,000	1,590,000
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,523,444
Hopkins Public Schools ISD No. 270 GO,
Hennepin County, Facilities Maintenance, Series A, 3.00%, 2/01/33	5,640,000	5,878,346
Hennepin County, Facilities Maintenance, Series A, 3.00%, 2/01/34	2,450,000	2,547,216
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	3,009,510
Jordan ISD No. 717 GO,
School Building, Refunding, Series A, 5.00%, 2/01/32	1,605,000	1,777,762
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,617,154
School Building, Series A, 5.00%, 2/01/33	1,700,000	1,885,215
School Building, Series A, 5.00%, 2/01/34	1,805,000	2,002,250
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,109,280
School Building, Series A, Pre-Refunded, 5.00%, 2/01/32	395,000	438,166
Lakeville GO, Refunding, Series B, 3.00%, 2/01/30	4,690,000	4,789,569
Lakeville ISD No. 194 GO, Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,688,801
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO,
Transit, Series A, 3.00%, 3/01/29	6,400,000	6,896,256
Wastewater Revenue, Refunding, Series C, 3.00%, 3/01/30	3,305,000	3,528,782
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,023,120
  |  101

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A, 5.00%, 11/15/26	$2,000,000	$2,456,800
Allina Health System, Refunding, Series A, 5.00%, 11/15/27	2,000,000	2,471,260
Minneapolis GO,
Capital Improvement, Green Bonds, 4.00%, 12/01/43	5,000,000	5,516,850
Capital Improvement, Green Bonds, 4.00%, 12/01/46	3,500,000	3,843,175
[a] Green Bonds, 3.00%, 12/01/40	5,000,000	5,135,500
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	11,509,400
Fairview Health Services, Series A, 5.00%, 11/15/49	6,000,000	7,154,340
Minneapolis Special School District No. 1 GO, Long-Term Facilities Maintenance, Series B, 5.00%, 2/01/30	2,590,000	3,267,777
Minneapolis-St. Paul Metropolitan Airports Commission Revenue,
Airport, senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	9,323,071
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/34	2,870,000	3,471,179
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/35	4,025,000	4,858,376
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/41	19,655,000	23,404,584
Airport, senior bond, Refunding, Series C, 5.00%, 1/01/46	15,500,000	18,324,410
Airport, Subordinate, Refunding, Series A, 5.00%, 1/01/44	4,750,000	5,870,715
Airport, Subordinate, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,615,020
Airport, Subordinate, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,420,123
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	14,692,856
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24	17,010,000	19,713,059
Revolving Fund, Series C, Pre-Refunded, 5.00%, 3/01/26	16,530,000	16,689,019
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,560,137
Board of Trustees, Fund, Series A, 5.00%, 10/01/28	2,135,000	2,272,110
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	3,615,000	4,148,321
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	3,000,000	3,180,900
Appropriation, Refunding, Series A, 3.00%, 3/01/30	5,000,000	5,118,350
Appropriation, Series A, 5.00%, 6/01/38	8,500,000	9,465,090
Minnesota State GO,
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,553,400
Various Purpose, Series A, 5.00%, 8/01/28	4,215,000	5,177,875
Various Purpose, Series A, 5.00%, 8/01/29	10,000,000	13,120,500
Various Purpose, Series A, 5.00%, 8/01/31	5,000,000	6,362,900
Various Purpose, Series A, Pre-Refunded, 4.25%, 12/01/27	5,000,000	5,000,000
Various Purpose, Series A, Pre-Refunded, 4.50%, 12/01/28	4,540,000	4,540,000
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31	2,290,000	2,356,112
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26	1,200,000	1,241,664
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32	2,040,000	2,055,565
  |  102

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	$3,675,000	$3,681,247
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,359,613
State Appropriation Bonds, Housing Infrastructure, Series C, 4.00%, 8/01/39	1,000,000	1,126,110
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Refunding, 4.00%, 3/01/47	3,575,000	3,944,083
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/33	1,500,000	1,686,105
College of St. Olaf, Refunding, Series 8-N, 4.00%, 10/01/35	500,000	559,715
Macalester College, Refunding, 3.00%, 3/01/33	3,010,000	3,142,169
Macalester College, Refunding, 4.00%, 3/01/42	900,000	988,119
Macalester College, Series 7-I, Pre-Refunded, 5.00%, 6/01/35	5,000,000	5,097,400
University of St. Thomas, 5.00%, 10/01/40	3,260,000	4,027,502
University of St. Thomas, 4.00%, 10/01/44	2,745,000	3,086,231
University of St. Thomas, Refunding, Series 8-L, 5.00%, 4/01/35	1,720,000	2,020,398
University of St. Thomas, Refunding, Series A, 4.00%, 10/01/36	750,000	838,118
University of St. Thomas, Refunding, Series A, 4.00%, 10/01/37	750,000	835,253
University of St. Thomas, Series 8-L, 4.00%, 4/01/31	4,200,000	4,693,542
Minnesota State Municipal Power Agency Electric Revenue,
4.00%, 10/01/41	4,680,000	5,132,977
5.00%, 10/01/47	4,650,000	5,455,287
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,373,512
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,299,924
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,079,920
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,153,560
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,158,966
Series A, 5.25%, 10/01/35	12,000,000	12,385,800
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/22	3,090,000	3,191,197
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/23	3,045,000	3,144,358
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/24	3,245,000	3,344,784
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/25	2,000,000	2,061,260
North St. Paul-Maplewood-Oakdale ISD No. 622 GO,
Credit Enhancement Program, Series A, 3.00%, 2/01/46	23,965,000	24,108,311
Ramsey and Washington Counties, School Building, Series A, 3.00%, 2/01/42	4,975,000	5,039,476
Northern Municipal Power Agency Electric System Revenue,
Refunding, 5.00%, 1/01/41	800,000	935,968
Series A, 5.00%, 1/01/30	1,190,000	1,305,204
Prior Lake ISD No. 719 GO,
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series B, zero cpn., 2/01/27	10,545,000	9,263,572
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series B, zero cpn., 2/01/28	13,055,000	11,158,761
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series B, zero cpn., 2/01/30	9,010,000	7,116,188
  |  103

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Prior Lake ISD No. 719 GO, (continued)
Capital Appreciation, School Building, Minnesota School District Credit Enhancement Program, Series B, zero cpn., 2/01/31	$5,310,000	$4,037,299
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28	1,105,000	1,135,564
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,248,643
Rochester Electricity Utility Revenue,
Refunding, Series A, 5.00%, 12/01/42	2,000,000	2,365,340
Refunding, Series A, 5.00%, 12/01/47	9,210,000	10,860,340
Series B, 5.00%, 12/01/43	1,000,000	1,125,410
Rochester Health Care Facilities Revenue,
Mayo Clinic, 4.00%, 11/15/48	6,000,000	6,713,340
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/33	4,425,000	6,068,356
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/34	10,235,000	14,171,176
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/35	5,000,000	6,975,650
Mayo Clinic, Refunding, Series B, 5.00%, 11/15/36	4,200,000	5,905,746
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,071,550
Mayo Clinic, Series E, 5.00%, 11/15/38	20,000,000	20,286,200
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%, 2/01/21	1,365,000	1,410,373
Roseville ISD No. 623 GO,
Ramsey County, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/30	3,700,000	4,497,461
Ramsey County, School Building, Minnesota School District Credit Enhancement Program, Series A, 4.00%, 2/01/34	9,535,000	10,657,079
Sartell ISD No. 748 GO,
Capital Appreciation, School Building, Series B, zero cpn., 2/01/36	3,000,000	1,847,760
Capital Appreciation, School Building, Series B, zero cpn., 2/01/37	2,820,000	1,667,804
Capital Appreciation, School Building, Series B, zero cpn., 2/01/38	5,220,000	2,972,894
Capital Appreciation, School Building, Series B, zero cpn., 2/01/39	3,020,000	1,655,594
South Washington ISD No. 833 GO, South Washington County Schools, Facilities Maintenance, Series C, 4.00%, 2/01/29	5,260,000	5,954,688
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	14,021,947
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,834,680
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	4,875,030
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	5,817,042
Refunding, Series A, 5.00%, 1/01/46	9,345,000	10,811,417
Series A, 5.00%, 1/01/42	1,315,000	1,582,997
Southern Minnesota Municipal Power Agency Revenue,
Sereis A, 5.00%, 1/01/33	560,000	718,374
Series A, 5.00%, 1/01/32	700,000	901,082
Series A, 5.00%, 1/01/34	610,000	780,702
St. Cloud Health Care Revenue,
CentraCare Health System, Refunding, Series A, 5.125%, 5/01/30	750,000	761,460
CentraCare Health System, Refunding, Series A, 4.00%, 5/01/37	12,310,000	13,492,129
CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	4,650,000	5,393,628
CentraCare Health System, Series A, Pre-Refunded, 5.125%, 5/01/30	9,250,000	9,400,682
  |  104

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
St. Cloud Public Schools ISD No. 742 COP, 4.00%, 2/01/38	$1,000,000	$1,076,580
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28	2,080,000	2,330,432
Series B, 4.00%, 2/01/30	4,060,000	4,583,496
Series B, 4.00%, 2/01/36	2,500,000	2,760,275
Series B, 4.00%, 2/01/37	2,250,000	2,477,655
St. Francis ISD No. 15 GO,
School Building, Series A, 4.00%, 2/01/37	1,025,000	1,080,289
School Building, Series A, 3.50%, 2/01/41	6,350,000	6,508,750
St. Michael Albertville ISD No. 885 GO, Refunding, Series A, 4.25%, 2/01/32	10,295,000	10,794,719
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,269,770
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	1,385,000	1,400,304
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	1,195,000	1,206,615
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31	1,000,000	1,155,660
Series G, 5.00%, 11/01/32	1,000,000	1,159,090
University of Minnesota GO,
Refunding, Series A, 5.00%, 4/01/39	1,805,000	2,267,134
Refunding, Series A, 5.00%, 4/01/41	6,045,000	7,554,920
Refunding, Series A, 5.00%, 4/01/44	8,505,000	10,566,102
Refunding, Series B, 5.00%, 12/01/30	5,575,000	7,001,475
Series A, 5.00%, 4/01/41	5,000,000	5,905,250
Series A, 5.00%, 9/01/42	4,410,000	5,352,946
Series B, 5.00%, 1/01/38	4,500,000	5,061,825
University of Minnesota Revenue,
Special Purpose, State Supported Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,286,350
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/25	5,000,000	6,029,000
Special Purpose, State Supported Stadium Debt, Refunding, Series A, 5.00%, 8/01/28	7,225,000	8,607,215
Virginia Public Goods ISD no. 706 GO, St. Louis County, School Building, Series A, 5.00%, 2/01/30	3,600,000	4,517,028
Waterville-Elysian-Morristown ISD No. 2143 GO, School Building, Series A, 3.00%, 2/01/32	1,995,000	2,096,905
West St. Paul-Mendota Heights-Eagan ISD No. 197 GO, Dakota County, School Building, Minnesota School District Credit Enhancement Program, Series A, 4.00%, 2/01/34	2,655,000	3,003,124
Western Minnesota Municipal Power Agency Revenue,
Power Supply, Series A, 5.00%, 1/01/49	5,000,000	6,081,650
Refunding, Series A, 5.00%, 1/01/24	5,000,000	5,576,200
Refunding, Series A, 5.00%, 1/01/25	3,370,000	3,756,202
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,329,828
Refunding, Series A, 5.00%, 1/01/35	3,000,000	3,547,710
Refunding, Series A, 5.00%, 1/01/36	2,035,000	2,400,405
Series A, Pre-Refunded, 5.00%, 1/01/40	8,075,000	9,320,407
Series A, Pre-Refunded, 5.00%, 1/01/46	11,870,000	13,700,710
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29	500,000	506,855
Total Municipal Bonds before Short Term Investments (Cost $949,330,987)		1,002,566,013
  |  105

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments 0.3%
	Municipal Bonds 0.3%
	Minnesota 0.3%
[b]	Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue,
	Children’s Hospitals and Clinics, Series B, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.10%, 8/15/25	$1,200,000	$1,200,000
	Children’s Hospitals and Clinics of Minnesota, Tranche I, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.09%, 8/15/37	1,100,000	1,100,000
[b]	Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
	Allina Health System, Refunding, Series B-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.14%, 11/15/35	600,000	600,000
	Allina Health System, Refunding, Series B-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 11/15/35	500,000	500,000
	Total Short Term Investments (Cost $3,400,000)		3,400,000
	Total Investments (Cost $952,730,987) 100.1%		1,005,966,013
	Other Assets, less Liabilities (0.1)%		(1,213,004)
	Net Assets 100.0%		$1,004,753,009

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  106

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Missouri Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 98.3%
Missouri 95.0%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation Revenue,
combined lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$15,855,094
combined lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	10,950,500
combined lien, Refunding, Series A, 5.00%, 10/01/44	10,995,000	13,602,574
combined lien, Refunding, Series A, 4.00%, 10/01/48	10,000,000	11,315,600
Cape Girardeau County IDA Health Facilities Revenue,
St. Francis Medical Center, Refunding, 5.00%, 6/01/39	5,110,000	5,929,440
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,415,900
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,856,020
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products Co. Project, 5.30%, 5/15/28	6,875,000	6,892,256
Cape Girardeau County Reorganized School District No. R-2 GO,
Missouri Direct Deposit Program, Jackson R-2 School District, 4.00%, 3/01/32	1,000,000	1,153,930
Missouri Direct Deposit Program, Jackson R-2 School District, 4.00%, 3/01/33	1,000,000	1,149,870
Missouri Direct Deposit Program, Jackson R-2 School District, 5.00%, 3/01/38	2,195,000	2,686,592
Cape Girardeau School District No. 63 GO,
Missouri Direct Deposit Program, Refunding and Improvement, 4.00%, 3/01/38	650,000	741,247
Missouri Direct Deposit Program, Refunding and Improvement, 4.00%, 3/01/39	500,000	569,020
Clay County Public School District No. 53 Liberty GO, School Building, 4.00%, 3/01/37	4,500,000	4,946,040
Clay County Reorganization School District No. R-1 Kearney GO,
Direct Deposit Program, School Building, 3.00%, 3/01/34	1,670,000	1,717,712
Direct Deposit Program, School Building, 3.00%, 3/01/35	1,730,000	1,776,520
Direct Deposit Program, School Building, 3.00%, 3/01/36	1,540,000	1,578,562
Direct Deposit Program, School Building, 3.125%, 3/01/37	1,855,000	1,908,183
Curators of the University of Missouri System Facilities Revenue, Refunding, 5.00%, 11/01/27	1,065,000	1,140,232
Ferguson Reorganized School District No. R-2 GO,
St. Louis County, Missouri Direct Deposit Program, 4.00%, 5/01/32	1,000,000	1,128,650
St. Louis County, Missouri Direct Deposit Program, 5.00%, 5/01/38	2,250,000	2,692,125
Fort Osage R-1 School District Jackson County GO, School Building, Missouri Direct Deposit Program, Refunding, 5.50%, 3/01/38	3,010,000	3,845,064
Greene County Reorganized School District No. 2 GO, Willard, School Building, Missouri Direct Deposit Program, 4.00%, 3/01/30	1,000,000	1,143,910
Independence School District GO,
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/27	3,300,000	3,329,469
Missouri Direct Deposit Program, Refunding, Series A, 5.00%, 3/01/28	3,000,000	3,026,640
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	3,000,000	3,026,640
Jackson County Consolidated School District No. 2 Raytown GO,
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/37	1,650,000	2,075,815
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/38	2,500,000	3,131,250
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/39	2,250,000	2,809,012
Jackson County CSD No. 58 GO,
Missouri Direct Deposit Program, School Building, Refunding, Series A, 4.00%, 3/01/36	3,910,000	4,387,919
Missouri Direct Deposit Program, School Building, Refunding, Series A, 4.00%, 3/01/37	1,300,000	1,453,374
Missouri Direct Deposit Program, School Building, Refunding, Series A, 4.00%, 3/01/38	1,650,000	1,836,714
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  107

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Jackson County Reorganized School District No. 4 Blue Springs GO,
School Building, Missouri Direct Deposit Program, Series A, 5.50%, 3/01/36	$3,000,000	$3,954,120
School Building, Missouri Direct Deposit Program, Series A, 5.50%, 3/01/37	2,000,000	2,632,120
Jefferson City School District GO, Missouri Direct Deposit Program, 5.00%, 3/01/38	6,070,000	7,276,352
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26	6,000,000	6,247,920
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,195,253
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,141,762
Freeman Health System Project, Refunding, 5.00%, 2/15/35	4,000,000	4,460,720
Joplin Schools GO, Direct Deposit Program, Refunding, 4.00%, 3/01/32	4,000,000	4,560,720
Kansas City IDA Airport Special Obligation Revenue,
Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 3/01/46	15,625,000	18,633,594
Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 3/01/54	14,885,000	17,626,073
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,348,700
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	12,836,880
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,178,680
Kansas City Sanitary Sewer System Revenue,
Improvement, Series A, 4.00%, 1/01/35	1,500,000	1,707,900
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	30,314,430
Sub Series A, 4.00%, 1/01/42	5,000,000	5,584,650
Kansas City Water Revenue, Series A, 4.00%, 12/01/41	4,970,000	5,497,168
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Improvement and Refunding, Series A, 5.00%, 5/01/42	5,000,000	5,999,050
Improvement and Refunding, Series A, 5.00%, 5/01/47	10,000,000	11,922,200
Improvement and Refunding, Series B, 5.00%, 5/01/38	8,770,000	10,225,206
Improvement and Refunding, Series B, 5.00%, 5/01/45	5,000,000	5,787,300
[a] Series B, 5.00%, 5/01/44	3,500,000	4,357,710
[a] Series B, 5.00%, 5/01/49	6,290,000	7,754,501
Series C, 5.00%, 5/01/46	24,700,000	29,003,728
Missouri Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 12/01/43	2,000,000	2,355,260
MoPEP Facilities, Pre-Refunded, 5.00%, 1/01/32	3,600,000	3,747,204
MoPEP Facilities, Pre-Refunded, 5.00%, 1/01/37	3,400,000	3,539,026
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	3,870,000	3,879,133
Missouri State Development Finance Board Revenue, Infrastructure Facilities, City of Independence, Electric System, Dogwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,402,500
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,792,420
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue,
SRF Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	12,522,580
SRF Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	7,913,670
SRF Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,625,372
SRF Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,208
SRF Programs, Series A, 5.75%, 1/01/29	190,000	190,652
  |  108

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water Revenue, (continued)
SRF Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	$15,000	$15,045
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,784,046
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,401,894
BJC Health System, 5.00%, 1/01/44	8,175,000	8,959,800
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	17,000,000	19,366,060
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,894,019
CoxHealth, Series A, 4.00%, 11/15/44	5,000,000	5,506,850
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,009,752
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,026,240
Mercy Health, 4.00%, 11/15/42	8,000,000	8,334,480
Mercy Health, Refunding, Series C, 5.00%, 11/15/47	12,500,000	14,790,000
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	28,175,250
SSM Health, Series A, 5.00%, 6/01/48	5,000,000	5,889,450
SSM Health Care, Series B, Pre-Refunded, 5.00%, 6/01/30	16,150,000	16,456,527
SSM Health Care, Series B, Pre-Refunded, 5.00%, 6/01/34	7,000,000	7,132,860
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	6,870,000	7,791,679
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35	3,950,000	4,630,585
St. Luke’s Health System Inc., Refunding, Series A, 5.00%, 11/15/43	2,000,000	2,369,420
Missouri State Health and Educational Facilities Authority Revenue,
Educational Facilities, A.T. Still University of Health Sciences, Pre-Refunded, 5.00%, 10/01/26	3,095,000	3,308,679
Educational Facilities, A.T. Still University of Health Sciences, Pre-Refunded, 5.25%, 10/01/31	1,200,000	1,288,260
Educational Facilities, A.T. Still University of Health Sciences, Pre-Refunded, 5.00%, 10/01/39	1,250,000	1,427,163
Educational Facilities, A.T. Still University of Health Sciences, Pre-Refunded, 5.25%, 10/01/41	4,500,000	4,830,975
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A, 5.00%, 6/01/42	2,800,000	3,307,388
Educational Facilities, Kansas City University Medicine and Biosciences, Refunding, Series A, 5.00%, 6/01/47	4,875,000	5,722,324
Educational Facilities, Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,383,670
Educational Facilities, Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,536,950
Educational Facilities, Maryville University St. Louis Project, Series A, 5.00%, 6/15/45	4,000,000	4,651,480
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	11,610,000
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/46	5,775,000	7,005,999
Educational Facilities, St. Louis University, Series A, 5.00%, 10/01/47	15,000,000	17,584,800
Educational Facilities, University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,617,750
Educational Facilities, The Washington University, Series B, 5.00%, 11/15/37	10,000,000	10,676,500
Educational Facilities, Webster University Project, Improvement, Pre-Refunded, 5.00%, 4/01/36	7,000,000	7,352,100
Lutheran Senior Services Projects, Refunding, Series B, 5.00%, 2/01/46	4,000,000	4,488,240
Lutheran Senior Services Projects, Series C, 5.00%, 2/01/48	2,000,000	2,378,480
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	1,987,001
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,536,456
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,448,560
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,045,469
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46	11,575,000	12,987,844
  |  109

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri State Housing Development Commission SFMR,
First Place Homeownership Loan Program, Series C, GNMA Secured, 3.00%, 11/01/44	$4,000,000	$4,015,480
Homeownership Loan Program, First Place, Series B, 4.00%, 11/01/38	1,395,000	1,518,541
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,392,850
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,256,120
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,689,735
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,247,100
Iatan 2 Project, Series A, 5.00%, 12/01/35	7,335,000	8,508,380
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,514,300
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,619,225
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,682,680
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	7,008,060
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	27,950,000	32,728,891
Monarch-Chesterfield Levee District Special Tax, St. Louis County, Levee District, Refunding, 5.00%, 3/01/40	4,395,000	4,904,249
Move Rolla Transportation Development District Transportation Sales Tax Revenue, 4.75%, 6/01/47	5,000,000	5,382,050
Nixa Public Schools GO, School Building, Direct Deposit Program, Refunding, 4.00%, 3/01/39	1,000,000	1,110,180
Peculiar Combined Waterworks and Sewerage System Revenue,
Assured Guaranty, 4.00%, 6/01/39	1,000,000	1,127,020
Assured Guaranty, 4.00%, 6/01/42	2,405,000	2,693,961
Riverside-Quindaro Bend Levee District Revenue,
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/26	1,000,000	1,139,590
Platte County, Levee District Improvement, L-385 Project, Refunding, 5.00%, 3/01/29	2,585,000	2,934,518
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,083,650
Refunding, 5.00%, 6/01/21	13,130,000	13,740,020
Refunding, 5.00%, 6/01/22	12,570,000	13,481,325
Springfield School District No. R-XII GO,
School Building, 5.00%, 3/01/37	24,250,000	30,601,802
School Building, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,110,070
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	1,795,000	1,943,177
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,039,702
St. Charles School District GO, Missouri Direct Deposit Program, 4.00%, 3/01/36	2,000,000	2,225,300
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	17,361,534
Series C, AGMC Insured, 5.00%, 7/01/42	3,930,000	4,678,744
Series C, AGMC Insured, 5.00%, 7/01/47	10,770,000	12,742,095
Series D, AGMC Insured, 5.00%, 7/01/33	1,000,000	1,198,560
Series D, AGMC Insured, 5.00%, 7/01/34	1,415,000	1,692,637
Series D, AGMC Insured, 5.00%, 7/01/36	1,125,000	1,339,504
Series D, AGMC Insured, 5.00%, 7/01/37	1,000,000	1,187,150
St. Louis Lambert International Airport, Series A, 5.00%, 7/01/44	1,700,000	2,084,880
St. Louis Lambert International Airport, Series A, 5.00%, 7/01/49	1,400,000	1,706,628
  |  110

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Missouri (continued)
	St. Louis County IDA Senior Living Facilities Revenue,
	Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/48	$7,095,000	$7,943,917
	Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42	3,165,000	3,485,963
	Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	7,772,940
	St. Louis County Pattonville School District No. R-3 GO,
	Series A, 5.00%, 3/01/37	2,750,000	3,246,622
	Series A, 5.00%, 3/01/38	1,000,000	1,176,850
	St. Louis County School District No. 101 Affton GO,
	Direct Deposit Program, Series A, 5.00%, 3/01/32	1,500,000	1,807,890
	Direct Deposit Program, Series A, 5.00%, 3/01/33	1,595,000	1,915,292
	Direct Deposit Program, Series A, 5.00%, 3/01/34	1,700,000	2,040,255
	Direct Deposit Program, Series A, 5.00%, 3/01/35	1,810,000	2,167,710
	Direct Deposit Program, Series A, 5.00%, 3/01/36	1,920,000	2,292,710
	Washington School District GO,
	Franklin County, Missouri Direct Deposit Program, 4.00%, 3/01/38	3,000,000	3,341,610
	Franklin County, Missouri Direct Deposit Program, 4.00%, 3/01/39	1,500,000	1,666,335
	Wentzville R-IV School District GO, Missouri Direct Deposit Program, Refunding and Improvement, 4.00%, 3/01/38	15,400,000	17,229,982
			954,834,465
	U.S. Territories 3.3%
	Guam 0.6%
	Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	5,952,353
	Puerto Rico 2.7%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW-RSA-1, 5.50%, 7/01/38	19,320,000	14,876,400
	Series XX-RSA-1, 5.75%, 7/01/36	6,000,000	4,657,500
	Series XX-RSA-1, 5.25%, 7/01/40	10,000,000	7,675,000
			27,208,900
	Total U.S. Territories		33,161,253
	Total Municipal Bonds before Short Term Investments (Cost $944,296,412)		987,995,718
  |  111

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments 2.0%
	Municipal Bonds 2.0%
	Missouri 2.0%
[c]	Missouri State Health and Educational Facilities Authority Revenue,
	Educational Facilities, The Washington University, Series B, SPA JPMorgan Chase Bank, 1.15%, Daily VRDN and Put, 3/01/40	$14,400,000	$14,400,000
	BJC Healthcare, Refunding, Series D, Weekly VRDN and Put, 1.07%, 5/15/38	5,640,000	5,640,000
	Total Short Term Investments (Cost $20,040,000)		20,040,000
	Total Investments (Cost $964,336,412) 100.3%		1,008,035,718
	Other Assets, less Liabilities (0.3)%		(3,128,594)
	Net Assets 100.0%		$1,004,907,124

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  112

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Municipal Green Bond Fund
		Principal Amount	Value
	Municipal Bonds 49.7%
	Arizona 3.5%
	Arizona Board of Regents Arizona State University System Revenue, Green Bonds, Series B, 5.00%, 7/01/42	$150,000	$176,483
	California 11.9%
	California State HFA, MF Green Mortgage-backed Revenue, Noble Towers Apartments, Green M-TEBS, Refunding, Series N, FNMA Insured, 2.35%, 12/01/35	100,000	100,187
	Los Angeles County MTA Sales Tax Revenue, Green Bonds, Proposition C, Senior, Refunding, Series A, 5.00%, 7/01/44	150,000	184,554
	San Diego Assn. of Governments Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Green Bonds, Series B, 1.80%, 11/15/27	150,000	152,047
	San Francisco BART District GO, Election of 2004, Green Bonds, Series F-1, 3.00%, 8/01/36	150,000	158,487
			595,275
	District of Columbia 3.7%
	District of Columbia Water and Sewer Authority Public Utility Revenue, Green Bonds, sub. lien, Series B, 5.00%, 10/01/44	150,000	186,919
	Florida 2.4%
	Palm Beach County Water and Sewer Revenue, FPL Reclaimed Water Project, Refunding, 4.00%, 10/01/31	100,000	119,526
	Georgia 2.5%
	Private Colleges and Universities Authority Revenue, Emory University, Green Bonds, Refunding, Series B, 5.00%, 9/01/48	100,000	124,023
	Maine 2.3%
[a]	Portland General Airport Revenue, Green Bonds, Refunding, 4.00%, 1/01/35	100,000	113,916
	Massachusetts 4.6%
	Massachusetts State Clean Water Trust Revenue, Revolving Fund, Green Bonds, 5.00%, 8/01/36	100,000	127,830
[a]	Massachusetts State HFAR, Housing, Sustainability, Series C-1, 2.65%, 12/01/34	100,000	100,554
			228,384
	Minnesota 2.0%
[a]	Minneapolis GO, Green Bonds, 3.00%, 12/01/40	100,000	102,710
	New York 6.7%
	Battery Park City Authority Revenue, Senior, Sustainability, Series A, 5.00%, 11/01/49	100,000	125,435
	MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 3.375%, 11/15/37	105,000	110,040
	New York State HFAR, Affordable Housing, Climate Bond Certified/Sustainability, Series N, 2.60%, 11/01/34	100,000	100,544
			336,019
	Pennsylvania 2.5%
	Philadelphia School District GO, Green Bonds, Series B, 5.00%, 9/01/29	100,000	126,022
	Rhode Island 3.0%
	Rhode Island Housing and Mortgage Finance Corp. Revenue, MF Development, Sustainability, Series 1-B, FHA Insured, 2.75%, 10/01/34	150,000	151,539
	Vermont 4.6%
	Vermont State Educational and Health Buildings Financing Agency Revenue, The University of Vermont Medical Center Project, Green Bonds, Series B, 5.00%, 12/01/38	195,000	227,883
	Total Municipal Bonds before Short Term Investments (Cost $2,485,701)		2,488,699
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  113

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund (continued)
		Principal Amount	Value
	Short Term Investments 18.0%
	Municipal Bonds 18.0%
	Connecticut 2.0%
[b]	Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-2, Daily VRDN and Put, 0.65%, 7/01/36	$100,000	$100,000
	Kentucky 2.0%
[b]	Berea Educational Facilities Revenue, Berea College Project, Series A, Daily VRDN and Put, 1.12%, 6/01/32	100,000	100,000
	Maryland 2.0%
[b]	Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 1.13%, 11/01/37	100,000	100,000
	Ohio 2.0%
[b]	Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.12%, 1/01/39	100,000	100,000
	Oregon 4.0%
[b]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.18%, 8/01/34	200,000	200,000
	Pennsylvania 4.0%
[b]	Geisinger Authority Revenue, Geisinger Health System, Montour County, Refunding, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.12%, 5/15/35	200,000	200,000
	Virginia 2.0%
[b]	Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, SPA Wells Fargo Bank, Daily VRDN and Put, 1.10%, 11/01/36	100,000	100,000
	Total Short Term Investments (Cost $900,000)		900,000
	Total Investments (Cost $3,385,701) 67.7%		3,388,699
	Other Assets, less Liabilities 32.3%		1,614,392
	Net Assets 100.0%		$5,003,091

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  114

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin New Jersey Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 96.6%
Delaware 2.4%
Delaware River and Bay Authority Revenue,
Refunding, 4.00%, 1/01/44	$13,500,000	$15,102,720
Series A, 5.00%, 1/01/42	6,000,000	6,522,180
		21,624,900
New Jersey 77.3%
Bergen County Improvement Authority Lease Revenue,
County Guaranteed, 4.00%, 10/15/35	2,380,000	2,805,734
County Guaranteed, 4.00%, 10/15/36	3,465,000	4,069,365
County Guaranteed, 4.00%, 10/15/37	3,600,000	4,206,492
County Guaranteed, 4.00%, 10/15/38	3,745,000	4,359,629
County Guaranteed, 4.00%, 10/15/39	3,000,000	3,480,180
Cape May County Industrial PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	5,752,782
Cumberland County Improvement Authority Revenue,
Technical High School Project, AGMC Insured, 5.00%, 9/01/39	2,000,000	2,290,380
Technical High School Project, BAM Insured, 5.00%, 1/15/36	955,000	1,160,440
Technical High School Project, BAM Insured, 5.00%, 1/15/37	1,000,000	1,212,000
Technical High School Project, BAM Insured, 5.00%, 1/15/38	1,020,000	1,231,966
Technical High School Project, BAM Insured, 5.00%, 1/15/39	1,070,000	1,289,500
Technical High School Project, BAM Insured, 5.00%, 1/15/44	5,725,000	6,831,299
Essex County Improvement Authority Revenue, Govermental Loan Revenue Bonds-City of Newark Project, 4.00%, 11/01/44	5,000,000	5,515,850
Gloucester County Improvement Authority Revenue,
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/37	750,000	867,765
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/38	700,000	807,233
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/39	600,000	690,114
County Guaranteed Loan, Rowan University Project, 5.00%, 7/01/44	4,925,000	6,101,976
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/48	5,250,000	5,907,983
Rowan University Business and Engineering School Projects, Series C, AGMC Insured, 4.00%, 7/01/42	2,500,000	2,695,300
Rowan University Business and Engineering School Projects, Series C, AGMC Insured, 5.00%, 7/01/44	3,500,000	3,982,825
Hudson County Improvement Authority, County Guaranteed, Solid Waste Revenue, Refunding, 4.00%, 1/01/40	1,000,000	1,125,100
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational-Technical Schools Project, 5.00%, 5/01/46	6,000,000	6,975,060
Mercer County Improvement Authority Revenue,
Mercer County Projects, Refunding, 4.00%, 4/01/31	1,545,000	1,835,259
Mercer County Projects, Refunding, 4.00%, 4/01/32	2,050,000	2,425,683
Mercer County Projects, Refunding, 4.00%, 4/01/33	1,500,000	1,768,125
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	928,660
Monmouth County Improvement Authority Revenue,
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/32	300,000	362,241
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/36	500,000	591,690
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/37	275,000	323,375
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/38	225,000	262,874
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/39	400,000	464,588
Governmental Pooled Loan, Series A, 4.00%, 8/01/33	350,000	420,784
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  115

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Monmouth County Improvement Authority Revenue, (continued)
Governmental Pooled Loan, Series A, 4.00%, 8/01/34	$525,000	$629,585
Governmental Pooled Loan, Series A, 4.00%, 8/01/35	525,000	624,645
New Brunswick Parking Authority Revenue, City Guaranteed, Refunding, Series A, BAM Insured, 5.00%, 9/01/39	5,000,000	5,909,550
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,566,850
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,328,450
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,202,950
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,065,390
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,844,300
Cranes Mill Project, Refunding, 5.00%, 1/01/34	1,500,000	1,715,670
Cranes Mill Project, Refunding, 5.00%, 1/01/39	1,250,000	1,415,313
Cranes Mill Project, Refunding, 5.00%, 1/01/49	3,000,000	3,363,750
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, Pre-Refunded, 5.875%, 6/01/42	17,950,000	18,376,851
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/32	640,000	723,578
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/37	600,000	670,926
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/47	1,500,000	1,651,005
Provident Group-Montclair Properties LLC, State University Student Housing Project, Refunding, AGMC Insured, 5.00%, 6/01/42	6,000,000	6,993,120
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%, 1/01/48	7,000,000	7,510,930
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	10,762,800
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,673,970
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	5,323,679
New Jersey EDA Water Facilities Revenue,
Middlesex Water Company Project, 4.00%, 8/01/59	6,200,000	6,707,780
Middlesex Water Company Project, 5.00%, 8/01/59	3,750,000	4,469,850
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,017,100
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	8,763,037
New Jersey Environmental Infrastructure Trust Revenue, Environmental Infrastructure, Refunding, Series A-R1, 5.00%, 9/01/21	8,915,000	9,513,910
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	10,600,000	11,404,858
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	11,047,300
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	220,686
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	5,881,865
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	15,530,000	17,750,790
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	3,000,000	3,610,020
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38	3,000,000	3,595,830
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,972,900
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,910,151
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	1,600,000	1,912,960
  |  116

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	New Jersey (continued)
	New Jersey Health Care Facilities Financing Authority Revenue, (continued)
	Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/46	$18,500,000	$21,390,810
	Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/42	8,000,000	9,463,040
	Inspira Health Obligated Group Issue, Series A, 4.00%, 7/01/47	8,700,000	9,559,125
	Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,726,600
	Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,177,243
	Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,514,520
	RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	17,633,100
	St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,236,689
	St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,644,090
	St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,056,690
	St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,596,350
	New Jersey Housing and Mortgage Finance Agency MFR, Refunding, Series A, 3.95%, 11/01/43	1,100,000	1,173,524
	New Jersey Institute of Technology GO,
	Series A, 5.00%, 7/01/42	4,860,000	5,260,561
	Series A, 5.00%, 7/01/45	6,000,000	6,930,000
	Series A, Pre-Refunded, 5.00%, 7/01/42	2,140,000	2,349,806
	New Jersey State Educational Facilities Authority Revenue,
	Kean University Issue, Refunding, Series D, BAM Insured, 4.00%, 9/01/38	1,150,000	1,273,188
	Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,544,041
	Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,758,600
	Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	16,380,000	18,361,652
	Montclair State University Issue, Refunding, Series B, 5.00%, 7/01/34	1,325,000	1,576,300
	Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,606,131
	Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,402,124
	Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,637,100
	Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,102,400
	Princeton University, Refunding, Series I, 5.00%, 7/01/35	5,800,000	7,191,362
	Princeton University, Series B, 5.00%, 7/01/39	15,000,000	15,855,450
	Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,379,100
	Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,753,752
	Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,078,480
	Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,076,640
	Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	459,912
	Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,488,240
	Seton Hall University Issue, Refunding, Series D, 5.00%, 7/01/42	3,945,000	4,630,562
	Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/36	1,600,000	1,909,984
	Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	9,310,000	10,963,084
	Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,780,430
	Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	655,000	765,387
[a]	New Jersey State Health Care Facilities Financing Authority Revenue,
	Valley Health System Obligated Group, 4.00%, 7/01/36	750,000	855,420
	Valley Health System Obligated Group, 4.00%, 7/01/38	1,000,000	1,134,440
	Valley Health System Obligated Group, 4.00%, 7/01/39	1,200,000	1,357,800
	Valley Health System Obligated Group, 4.00%, 7/01/44	6,000,000	6,708,420
	Valley Health System Obligated Group, 4.00%, 7/01/37	1,000,000	1,137,270
  |  117

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	$2,140,000	$2,282,759
Refunding, Series 1A, 5.125%, 12/01/27	2,230,000	2,231,583
Refunding, Series 1A, 5.25%, 12/01/28	2,235,000	2,236,609
Senior, Series B, 3.25%, 12/01/39	10,000,000	10,177,600
Series 2, 5.00%, 12/01/26	185,000	190,500
Series 2, 5.00%, 12/01/27	135,000	138,926
Series 2, 5.00%, 12/01/28	140,000	143,976
Series 2, 5.00%, 12/01/30	1,500,000	1,552,830
Series 2, 5.00%, 12/01/36	1,000,000	1,034,680
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,495,478
New Jersey State Housing and Mortgage Finance Agency SFHR, Refunding, Series C, 3.95%, 10/01/44	4,300,000	4,595,324
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	10,000,000	11,081,600
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	3,767,250
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	6,773,500
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	6,835,600
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,243,400
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series B, 5.00%, 1/01/40	15,245,000	18,395,379
Turnpike, Refunding, Series G, 4.00%, 1/01/43	5,000,000	5,571,350
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	7,824,539
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	4,193,021
Turnpike, Series A, 5.00%, 1/01/48	15,500,000	18,767,710
Turnpike, Series I, Pre-Refunded, 5.00%, 1/01/35	5,000,000	5,015,300
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark Redevelopment Projects, Refunding, 4.00%, 1/01/37	20,745,000	23,248,299
North Hudson Sewerage Authority Gross Revenue,
Lease Certificates, Refunding, senior lien, Series A, 5.00%, 6/01/42	1,005,000	1,101,701
Lease Certificates, senior lien, Series A, Pre-Refunded, 5.00%, 6/01/42	16,795,000	18,079,314
Passaic County Improvement Authority County Guaranteed Parking Revenue, 200 Hospital Plaza Corp. Project, Pre-Refunded, 5.00%, 5/01/42	3,200,000	3,251,808
Rutgers State University GO, Series L, Pre-Refunded, 5.00%, 5/01/43	12,000,000	13,540,920
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,041,700
		704,186,674
New York 6.7%
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30	12,200,000	13,157,944
Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,009,850
Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,219,850
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/43	3,000,000	3,334,770
Consolidated, Refunding, Two Hundred Sixteenth Series, 4.00%, 9/01/45	2,500,000	2,834,425
Consolidated, Refunding, Two Hundred Sixteenth Series, 4.00%, 9/01/49	6,000,000	6,776,160
[a] Consolidated, Two Hundred Seventeen Series, 4.00%, 11/01/49	5,000,000	5,655,550
  |  118

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	New York (continued)
	Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL Insured, 5.75%, 12/01/22	$6,575,000	$6,869,560
			60,858,109
	Pennsylvania 8.6%
	Delaware River Joint Toll Bridge Commission Revenue,
	Bridge System, 5.00%, 7/01/42	19,500,000	23,440,950
	Bridge System, Refunding, Series B, 5.00%, 7/01/31	850,000	1,090,745
	Bridge System, Refunding, Series B, 5.00%, 7/01/32	1,000,000	1,276,080
	Bridge System, Series A, 5.00%, 7/01/33	100,000	127,263
	Bridge System, Series A, 5.00%, 7/01/34	150,000	190,437
	Bridge System, Series A, 5.00%, 7/01/35	150,000	189,902
	Bridge System, Series A, 5.00%, 7/01/36	150,000	189,357
	Bridge System, Series A, 5.00%, 7/01/37	150,000	188,673
	Bridge System, Series A, 5.00%, 7/01/38	150,000	188,066
	Bridge System, Series A, 5.00%, 7/01/39	150,000	187,589
	Bridge System, Series A, 5.00%, 7/01/44	760,000	937,939
	Delaware River Port Authority Revenue,
	5.00%, 1/01/37	10,000,000	11,253,300
	Series A, 5.00%, 1/01/37	3,285,000	4,099,877
	Series A, 5.00%, 1/01/38	5,050,000	6,278,311
	Series A, 5.00%, 1/01/39	2,300,000	2,850,321
	Series A, 5.00%, 1/01/40	9,565,000	11,816,218
	Series E, Pre-Refunded, 5.00%, 1/01/35	14,000,000	14,042,840
			78,347,868
	U.S. Territories 1.6%
	Puerto Rico 1.6%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW-RSA-1, 5.50%, 7/01/38	16,620,000	12,797,400
	Series XX-RSA-1, 5.25%, 7/01/40	3,125,000	2,398,438
			15,195,838
	Total Municipal Bonds before Short Term Investments (Cost $832,789,264)		880,213,389
	Short Term Investments 3.9%
	Municipal Bonds 3.9%
	New Jersey 3.9%
[c]	New Jersey EDA, EDR, Lawrenceville School Project, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.47%, 7/01/31	5,950,000	5,950,000
[c]	New Jersey Health Care Facilities Financing Authority Revenue,
	Virtua Health Issue, Series B, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.45%, 7/01/43	9,700,000	9,700,000
	Virtua Health Issue, Series C, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.47%, 7/01/43	13,100,000	13,100,000
  |  119

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	New Jersey (continued)
[c]	Union County PCFA Revenue, Exxon Project, Refunding, Daily VRDN and Put, 0.40%, 10/01/24	$7,000,000	$7,000,000
	Total Short Term Investments (Cost $35,750,000)		35,750,000
	Total Investments (Cost $868,539,264) 100.5%		915,963,389
	Other Assets, less Liabilities (0.5)%		(4,849,514)
	Net Assets 100.0%		$911,113,875

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  120

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin North Carolina Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 97.8%
North Carolina 95.0%
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	$3,000,000	$3,519,930
Cape Fear Public Utility Authority Water & Sewerage System Revenue, Refunding, Series A, 4.00%, 8/01/44	8,000,000	9,069,600
Cape Fear Public Utility Authority Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 8/01/36	8,000,000	8,509,280
Pre-Refunded, 5.00%, 6/01/40	2,250,000	2,617,650
Cary Combined Enterprise System Revenue,
5.00%, 12/01/41	1,710,000	2,054,822
Pre-Refunded, 5.00%, 12/01/42	10,000,000	11,152,000
Refunding, Series B, 4.00%, 12/01/42	8,000,000	8,950,160
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	3,857,694
Charlotte Douglas International Airport, Refunding, Series A, 4.00%, 7/01/44	3,550,000	4,018,245
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,062,610
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	10,528,400
Charlotte Douglas International Airport, Series B, 4.00%, 7/01/44	3,515,000	3,902,529
Charlotte COP,
Convention Facility Projects, Refunding, Series A, 5.00%, 6/01/44	8,250,000	10,239,405
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,507,050
Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 12/01/39	7,970,000	9,211,965
Charlotte Water and Sewer System Revenue,
Refunding, 4.00%, 7/01/37	5,000,000	5,756,950
Refunding, 5.00%, 7/01/40	10,000,000	11,748,700
Refunding, Series B, 5.00%, 7/01/38	10,000,000	10,215,700
The Charlotte-Mecklenburg Hospital Authority Revenue,
Atrium Health, Health Care, Refunding, Series A, 5.00%, 1/15/36	5,000,000	6,163,250
Carolinas HealthCare System, Refunding, Series A, ries A,ries A, 5.00%, 1/15/40	20,000,000	23,057,600
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,161,240
Carolinas HealthCare System, Series A, 5.25%, 1/15/42	10,000,000	10,405,500
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co. Projects, Series A, 5.70%, 5/01/34	2,500,000	2,544,175
Dare County Utilities Systems Revenue, Pre-Refunded, 5.00%, 2/01/41	5,000,000	5,226,050
Durham County GO,
Refunding, 4.00%, 6/01/36	500,000	580,635
Refunding, 4.00%, 6/01/37	450,000	520,713
Refunding, 4.00%, 6/01/39	700,000	805,140
Durham Utility System Revenue, Pre-Refunded, 5.00%, 6/01/41	4,000,000	4,232,440
Fayetteville Public Works Commission Revenue, Refunding, 4.00%, 3/01/41	4,015,000	4,476,243
Greensboro GO, Public Improvement, Refunding, Series B, 5.00%, 10/01/29	5,000,000	6,452,750
Greenville Utilities Commission Combined Enterprise System Revenue, 5.00%, 8/01/44	4,750,000	5,907,337
Guilford County GO, Public Improvement, Series B, 4.00%, 5/01/33	5,000,000	5,725,600
Mecklenburg County GO,
Public Improvement, Series A, 4.00%, 4/01/30	5,000,000	5,791,850
School, Series A, 5.00%, 4/01/28	5,000,000	5,956,950
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,280,450
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,255,513
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  121

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/42	$5,000,000	$5,731,550
New Hanover Regional Medical Center, Refunding, 5.00%, 10/01/47	13,565,000	15,455,825
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Wake Forest University, 4.00%, 1/01/48	20,000,000	22,241,600
Wake Forest University, 5.00%, 1/01/48	13,500,000	16,226,595
Wake Forest University, Refunding, 4.00%, 1/01/35	5,000,000	5,599,150
Wake Forest University, Refunding, 4.00%, 1/01/38	5,500,000	6,103,240
Wake Forest University, Refunding, 4.00%, 1/01/39	5,250,000	5,814,847
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,277,320
Davidson College, 5.00%, 3/01/45	3,500,000	3,741,045
Duke University Project, Refunding, Series B, 5.00%, 10/01/41	13,585,000	15,970,254
Duke University Project, Refunding, Series B, 5.00%, 7/01/42	10,000,000	11,968,300
Duke University Project, Refunding, Series B, 4.00%, 10/01/44	5,085,000	5,600,873
Duke University Project, Refunding, Series B, 5.00%, 10/01/44	11,000,000	13,126,300
North Carolina HFA Home Ownership Revenue,
Series 42, 2.45%, 7/01/34	1,000,000	991,860
Series 42, 2.625%, 7/01/39	4,000,000	3,919,840
Series 42, 2.85%, 1/01/43	3,500,000	3,439,870
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,980,906
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,015,100
North Carolina State Capital Improvement Limited Obligation Revenue, Series C, Pre-Refunded, 5.00%, 5/01/29	10,000,000	10,548,800
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23	10,000,000	10,161,900
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24	10,000,000	10,161,900
Refunding, Series A, 5.00%, 6/01/25	4,000,000	4,815,520
North Carolina State HFA Home Ownership Revenue,
Series 41, GNMA Insured, 3.55%, 7/01/44	6,500,000	6,830,525
Series 41, GNMA Insured, 3.625%, 7/01/49	10,000,000	10,474,400
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Series A, Pre-Refunded, 6.50%, 7/01/31	5,000,000	5,409,600
Appalachian Regional Healthcare System, Series A, Pre-Refunded, 6.625%, 7/01/34	6,000,000	6,503,220
Duke University Health System, Refunding, Series D, 4.00%, 6/01/42	7,000,000	7,692,440
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	10,803,700
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	8,150,000	8,302,649
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,569,200
Presbyterian Homes, Refunding, Series C, 5.00%, 10/01/31	5,000,000	5,772,500
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,093,500
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,224,307
Vidant Health, 5.00%, 6/01/40	5,000,000	5,727,050
Vidant Health, Series A, Pre-Refunded, 5.00%, 6/01/36	5,000,000	5,474,600
Wake Forest Baptist Obligated Group, Series A, 5.00%, 12/01/32	1,000,000	1,230,080
Wake Forest Baptist Obligated Group, Series A, 5.00%, 12/01/33	1,000,000	1,228,450
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,408,700
  |  122

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Medical Care Commission Hospital Revenue, North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	$10,000,000	$10,177,800
North Carolina State Medical Care Commission Retirement Facilities First Mortgage Revenue,
The Pines at Davidson Project, Series A, 5.00%, 1/01/49	5,000,000	5,589,900
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/37	1,200,000	1,337,412
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/42	1,250,000	1,383,463
The United Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/47	2,540,000	2,803,119
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,033,360
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33	5,595,000	6,300,362
General, Refunding, Series A, 5.00%, 10/01/42	8,980,000	10,058,857
North Carolina Turnpike Authority Revenue,
Monroe Connector System, State Appropriation, 5.00%, 7/01/41	5,000,000	5,261,000
Monroe Expressway Toll, Refunding, Series A, 5.00%, 7/01/47	2,500,000	2,836,650
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/36	9,875,000	11,221,752
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39	9,815,000	11,044,623
[a] Triangle Expressway System, senior lien, AGMC Insured, 5.00%, 1/01/49	3,500,000	4,252,955
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/31	1,000,000	1,197,540
Triangle Expressway System, senior lien, Refunding, AGMC Insured, 5.00%, 1/01/39	1,200,000	1,410,312
Oak Island Enterprise System Revenue, AGMC Insured, Refunding, 5.00%, 6/01/33	1,000,000	1,212,930
Pitt County Revenue, Limited Obligation, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34	1,000,000	1,012,910
Raleigh Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 3/01/40	11,915,000	12,492,163
Refunding, Series B, 4.00%, 3/01/34	1,000,000	1,137,400
Series A, 4.00%, 3/01/46	5,000,000	5,543,450
Series A, Pre-Refunded, 5.00%, 3/01/43	10,000,000	11,239,500
Raleigh GO, Refunding, Series A, 5.00%, 9/01/26	5,000,000	6,216,450
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27	350,000	415,366
Refunding, Series A, 5.00%, 5/01/29	1,000,000	1,177,370
Refunding, Series A, 5.00%, 5/01/30	550,000	645,662
Refunding, Series A, 5.00%, 5/01/36	10,785,000	10,938,902
Union County Enterprise Systems Revenue,
5.00%, 6/01/34	1,000,000	1,188,300
Series A, 4.00%, 6/01/41	3,200,000	3,661,536
Series A, 4.00%, 6/01/44	2,325,000	2,640,177
University of North Carolina at Charlotte Revenue,
General, Board of Governors, 5.00%, 4/01/43	5,000,000	5,649,900
General, Board of Governors, 5.00%, 4/01/45	9,450,000	10,870,429
General, Board of Governors, Refunding, 5.00%, 10/01/47	10,000,000	12,043,600
General, Board of Governors, Refunding, Series A, 4.00%, 10/01/40	2,250,000	2,497,253
General, Board of Governors, Series A, Pre-Refunded, 5.00%, 4/01/37	12,995,000	14,147,007
General, Board of Governors, Series A, Pre-Refunded, 5.00%, 4/01/41	18,000,000	19,595,700
  |  123

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	North Carolina (continued)
	University of North Carolina at Greensboro Revenue,
	General, Board of Governors, 5.00%, 4/01/39	$3,500,000	$3,976,735
	General, Board of Governors, 5.00%, 4/01/43	2,500,000	3,040,650
	General, Board of Governors, Refunding, 4.00%, 4/01/35	1,205,000	1,364,976
	General, Board of Governors, Refunding, 4.00%, 4/01/36	1,000,000	1,128,130
	University of North Carolina at Wilmington Revenue, Student Housing Projects, Limited Obligation, Refunding, 5.00%, 6/01/37	3,000,000	3,471,090
	University of North Carolina Hospitals at Chapel Hill Revenue, Board of Governors, 5.00%, 2/01/46	4,265,000	4,927,610
	University of North Carolina System Pool Revenue, Series A, Assured Guaranty, 5.00%, 10/01/33	160,000	160,394
	Wake County GO,
	Public Improvement, Refunding, Series A, 5.00%, 3/01/30	8,000,000	10,151,760
	Public Improvement, Refunding, Series A, 5.00%, 3/01/32	7,870,000	10,146,712
	Wake County Limited Obligation Revenue, 4.00%, 9/01/38	5,250,000	6,054,090
	Wake County Revenue,
	Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	10,853,109
	Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	12,036,720
	Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	225,655
	Winston-Salem City Water and Sewer System Revenue,
	4.00%, 6/01/47	10,000,000	11,057,100
	Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,697,565
	Refunding, Series A, 4.00%, 6/01/34	1,350,000	1,522,071
	Refunding, Series A, 4.00%, 6/01/37	5,000,000	5,599,600
			808,752,719
	U.S. Territories 2.8%
	Puerto Rico 2.8%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW-RSA-1, 5.25%, 7/01/33	6,500,000	4,988,750
	Series WW-RSA-1, 5.50%, 7/01/38	5,200,000	4,004,000
	Series XX-RSA-1, 5.25%, 7/01/40	19,135,000	14,686,112
			23,678,862
	Total Municipal Bonds before Short Term Investments (Cost $800,238,879)		832,431,581
	Short Term Investments 1.7%
	Municipal Bonds 1.7%
	North Carolina 1.7%
[c]	The Charlotte-Mecklenburg Hospital Authority Revenue,
	Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.15%, 1/15/38	1,100,000	1,100,000
	Carolinas HealthCare System, Series E, LOC TD Bank National Association, Daily VRDN and Put, 1.19%, 1/15/44	2,700,000	2,700,000
[c]	North Carolina State Medical Care Commission Hospital Revenue, Moses Cone Health System, Series B, SPA Bank of Montreal, Daily VRDN and Put, 1.12%, 10/01/35	7,500,000	7,500,000
  |  124

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	North Carolina (continued)
[c]	Raleigh-Durham Airport Authority Airport Revenue, Refunding, Series C, LOC TD Bank National Association, Weekly VRDN and Put, 1.06%, 5/01/36	$2,985,000	$2,985,000
	Total Short Term Investments (Cost $14,285,000)		14,285,000
	Total Investments (Cost $814,523,879) 99.5%		846,716,581
	Other Assets, less Liabilities 0.5%		4,238,000
	Net Assets 100.0%		$850,954,581

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  125

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Ohio Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 99.4%
Ohio 99.4%
Akron Income Tax Revenue,
Community Learning Centers, Pre-Refunded, 5.00%, 12/01/33	$4,250,000	$4,658,935
Community Learning Centers, Series A, Pre-Refunded, 4.50%, 12/01/33	10,000,000	10,170,200
Akron Waterworks System Mortgage Revenue, Improvement and Refunding, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,002,750
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Series A, Pre-Refunded, 5.25%, 6/01/38	15,000,000	15,303,150
Catholic Healthcare Partners, Series B, Pre-Refunded, 5.25%, 9/01/27	7,570,000	7,799,295
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	7,500,000	8,557,575
Greenup Hydroelectric Project, Series A, 4.00%, 2/15/36	1,000,000	1,090,080
Greenup Hydroelectric Project, Series A, 5.00%, 2/15/46	5,000,000	5,751,500
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28	5,000,000	5,699,700
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/37	3,700,000	4,453,283
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	3,500,000	4,198,425
Prairie State Energy Campus Project, Refunding, Series A, BAM Insured, 5.25%, 2/15/31	10,000,000	10,892,600
[a] Prairie State Energy Campus Project, Refunding, Series C, 4.00%, 2/15/39	18,795,000	21,002,097
Solar Electricity Prepayment Project, Green Bonds, Series A, 5.00%, 2/15/44	3,345,000	4,000,988
Anthony Wayne Local School District GO, Lucas Wood and Fulton Counties, School Facilities Construction and Improvement, Series A, 4.00%, 12/01/39	3,000,000	3,262,770
Apollo Career Center Joint Vocational School District GO, Counties of Allen Auglaize Hardin Hancock Putnam and Van Wert, Various Purpose School Improvement, Refunding, 4.00%, 12/01/39	6,530,000	7,275,138
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49	6,685,000	6,692,688
Bath Local School District GO,
Allen County, School Improvement, AGMC Insured, 4.00%, 12/01/44	1,295,000	1,312,638
Allen County, School Improvement, AGMC Insured, 5.00%, 12/01/49	5,380,000	5,548,932
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,124,140
Big Walnut Local School District GO, Delaware County, School Facilities Construction and Improvement, 5.00%, 12/01/53	9,155,000	10,974,739
Bloom-Carroll Local School District GO, County of Fairfield, School Improvement, Series A, 5.00%, 11/01/55	7,025,000	8,383,776
Bluffton Village Hospital Facilities Revenue,
Blanchard Valley Health System, Refunding, 4.00%, 12/01/33	1,655,000	1,813,996
Blanchard Valley Health System, Refunding, 4.00%, 12/01/34	1,900,000	2,077,916
Bowling Green State University Revenue, General Receipts, Refunding, Series B, 5.00%, 6/01/42	3,250,000	3,836,495
Brecksville-Broadview Heights City School District GO, School Facilities Improvement, 5.25%, 12/01/54	7,390,000	8,403,021
Brooklyn City School District GO,
School Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/43	3,000,000	3,122,190
School Improvement, AGMC Insured, Pre-Refunded, 5.50%, 12/01/49	7,780,000	8,116,018
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/38	1,905,000	2,273,217
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/49	9,000,000	10,576,440
Butler County Hospital Facilities Revenue,
Cincinnati Children’s Hospital Medical Center, Refunding, Series X, 5.00%, 5/15/29	6,750,000	8,734,230
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36	5,000,000	5,315,500
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41	5,000,000	5,249,500
UC Health, Refunding, 4.00%, 11/15/35	2,000,000	2,210,960
UC Health, Refunding, 4.00%, 11/15/36	2,140,000	2,360,013
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  126

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Butler County Hospital Facilities Revenue, (continued)
UC Health, Refunding, 4.00%, 11/15/37	$1,500,000	$1,648,260
UC Health, Refunding, 5.00%, 11/15/45	20,270,000	23,216,650
Canal Winchester Local School District GO,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 12/01/32	3,955,000	2,904,354
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 12/01/33	2,000,000	1,422,800
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,610,937
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,295,839
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	1,905,000	1,826,324
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,792,700
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,759,268
Chillicothe Hospital Facilities Revenue, Adena Health System Obligated Group Project, Refunding and Improvement, 5.00%, 12/01/37	5,000,000	5,981,900
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27	14,900,000	19,119,084
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28	8,180,000	10,696,741
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40	6,500,000	7,666,750
Cleveland Airport System Revenue,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/30	3,000,000	3,237,720
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/31	1,500,000	1,618,860
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,315,300
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	3,991,824
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,107,590
Cleveland Public Library Facilities Notes Revenue, Cuyahoga County, Series A, 4.00%, 12/01/45	5,000,000	5,578,550
Cleveland Public Power System Revenue, Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38	10,000,000	5,578,700
Cleveland Water PCR, Green Bonds, 5.00%, 11/15/41	2,000,000	2,313,660
Columbus GO,
Various Purpose, Refunding, Series 3, 5.00%, 2/15/27	5,000,000	6,236,250
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	5,774,100
Various Purpose, Series A, 5.00%, 4/01/34	7,000,000	8,834,350
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28	2,970,000	3,043,062
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29	4,125,000	4,223,588
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37	6,620,000	6,755,842
Library Fund Facilities Notes, Series 1, Pre-Refunded, 4.00%, 12/01/27	3,765,000	3,873,846
Columbus Sewerage System Revenue,
Refunding, 5.00%, 6/01/29	5,000,000	6,091,600
Refunding, 4.00%, 6/01/31	15,000,000	16,525,200
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,287,900
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,517,669
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/27	15,000,000	15,558,750
  |  127

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Cuyahoga County Excise Tax Revenue, Sports Facilities Improvement Project, Pre-Refunded, 5.00%, 12/01/25	$500,000	$573,890
Dayton City School District GO, School Facilities Construction and Improvement, Refunding, 5.00%, 11/01/30	5,000,000	6,501,050
Dayton Metro Library GO, Library Improvement, Series A, Pre-Refunded, 4.75%, 12/01/38	20,000,000	21,428,000
Deer Park Community City School District GO, County of Hamilton, School Improvement, Refunding, Series A, 5.25%, 12/01/53	3,000,000	3,467,850
Defiance City School District GO, Defiance and Paulding Counties, Various Purpose, Refunding, 5.00%, 12/01/46	6,635,000	7,260,747
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,845,100
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,000,000
Dublin City School District GO, Franklin Delaware and Union Counties, School Facilities Construction and Improvement, Series A, 4.00%, 12/01/44	10,000,000	11,155,600
Elyria City School District GO, Classroom Facilities and School Improvement, Series A, 5.00%, 12/01/43	5,500,000	6,440,225
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation, Refunding, 5.00%, 12/01/35	20,000,000	23,045,400
Franklin County Hospital Facilities Revenue,
Nationwide Children’s Hospital Project, Refunding, Series A, 4.00%, 11/01/44	7,050,000	7,713,335
Nationwide Children’s Hospital Project, Refunding, Series C, 5.00%, 11/01/34	2,600,000	3,143,166
Nationwide Children’s Hospital Project, Refunding, Series C, 4.00%, 11/01/40	5,000,000	5,507,600
OhioHealth Corp., 5.00%, 5/15/33	6,290,000	7,279,732
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	7,500,000	8,804,850
Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	6,000,000	7,350,480
Fremont City School District GO, Sandusky County, School Facilities Construction and Improvement, Series A, 5.00%, 1/15/49	13,970,000	16,095,675
Grandview Heights City School District GO,
Franklin County, School Facilities Construction and Improvement, 4.00%, 12/01/51	1,980,000	2,194,414
Franklin County, School Facilities Construction and Improvement, 5.00%, 12/01/53	2,150,000	2,618,141
Greenville City School District GO, School Improvement, Pre-Refunded, 5.25%, 1/01/41	2,000,000	2,166,560
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, Pre-Refunded, 5.00%, 10/01/44	6,205,000	6,871,355
Hamilton County Hospital Facilities Revenue, TriHealth Inc. Obligated Group Project, Series A, 5.00%, 8/15/42	5,000,000	5,853,650
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30	7,000,000	7,126,210
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39	7,000,000	7,100,170
Highland Local School District GO, Medina and Summit Counties, School Improvement, Series A, 5.25%, 12/01/54	12,000,000	13,348,560
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,190,000
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,471,922
School Improvement, 4.00%, 12/01/46	10,000,000	10,893,300
Hudson City School District GO, School Improvement, 4.00%, 12/01/45	18,870,000	20,412,245
Indian Creek Local School District GO,
School Facilities Construction and Improvement, Jefferson County, Series A, 5.00%, 11/01/55	3,000,000	3,559,230
School Facilities Construction and Improvement, Jefferson County, Series B, BAM Insured, 5.00%, 11/01/55	3,910,000	4,625,217
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	28,575,886
  |  128

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Lakewood City School District GO, School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 11/01/43	$10,895,000	$12,115,567
Lakota Local School District GO,
Butler County, Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,513,360
Butler County, Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,714,171
Lancaster City School District GO,
Fairfield County, School Facilities Construction and Improvement, Pre-Refunded, 5.00%, 10/01/49	460,000	508,723
Fairfield County, School Facilities Construction and Improvement, Pre-Refunded, 5.00%, 10/01/49	9,540,000	10,564,501
Little Miami Local School District GO,
Counties of Warren and Clermont, School Improvement, State Credit Enhanced, Series A, 5.00%, 11/01/43	1,000,000	1,155,920
Counties of Warren and Clermont, School Improvement, State Credit Enhanced, Series A, 5.00%, 11/01/48	2,460,000	2,823,022
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,801,640
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	3,150,000	3,588,827
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	987,200
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	973,750
Marysville Wastewater Treatment System Revenue,
Refunding, BAM Insured, 4.00%, 12/01/40	3,015,000	3,218,241
Refunding, BAM Insured, 4.00%, 12/01/46	9,370,000	10,042,579
Refunding, BAM Insured, 5.00%, 12/01/47	5,035,000	5,811,749
Miami County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, Refunding and Improvement, 5.00%, 8/01/49	12,000,000	14,123,760
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31	4,000,000	4,252,520
General Receipts, Refunding, 5.00%, 9/01/31	2,320,000	2,665,471
General Receipts, Refunding, 5.00%, 9/01/34	3,500,000	4,003,230
General Receipts, Refunding, 5.00%, 9/01/41	5,000,000	5,897,400
Miami Valley Career Technology Center GO, Montgomery Butler Champaign Darke Greene Miami Preble Shelby and Warren Counties, Various Purpose School Improvement, 5.00%, 12/01/44	20,000,000	24,053,000
Middletown City School District GO,
Counties of Butler and Warren, School Improvement, Pre-Refunded, 5.25%, 12/01/40	2,625,000	2,942,546
Counties of Butler and Warren, School Improvement, Pre-Refunded, 5.25%, 12/01/48	15,000,000	16,814,550
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,273,431
The New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,211,947
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,376,113
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,445,100
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,384,070
Wastewater Improvement, Refunding, 3.00%, 11/15/35	4,500,000	4,710,465
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	11,188,200
Wastewater Improvement, Refunding, 4.00%, 11/15/49	6,000,000	6,451,620
  |  129

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Northeastern Local School District GO,
Counties of Clark and Champaign, School Improvement, AGMC Insured, 5.25%, 12/01/45	$5,420,000	$6,700,963
Counties of Clark and Champaign, School Improvement, AGMC Insured, 4.00%, 12/01/55	5,000,000	5,457,750
Northmont City School District GO, School Improvement, Series A, Pre-Refunded, 5.00%, 11/01/49	5,130,000	5,510,338
Northwest Local School District GO, Hamilton and Butler Counties, School Improvement, Pre-Refunded, 5.00%, 12/01/45	3,760,000	4,323,586
Norwood City School District GO,
School Improvement, Series A, 5.00%, 11/01/46	5,000,000	5,757,400
School Improvement, Series A, 5.25%, 11/01/51	7,645,000	8,913,306
Oakwood City School District GO, School Facilities Construction and Improvement Bonds, 4.00%, 12/01/48	6,340,000	6,986,109
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured, 5.25%, 12/01/23	540,000	541,647
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,294,331
Ohio State GO,
Common School, Series A, 5.00%, 3/15/36	5,000,000	5,672,350
Common School, Series A, 5.00%, 6/15/38	10,000,000	11,850,700
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series V, 5.00%, 5/01/33	1,000,000	1,256,540
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series V, 5.00%, 5/01/34	4,000,000	5,008,480
Ohio State Higher Educational Facility Commission Revenue,
Case Western Reserve University Project, Refunding, 5.00%, 12/01/40	6,000,000	7,124,760
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,571,336
Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	21,805,000	22,140,361
Hospital Facilities, Summa Health System, AGMC Insured, 5.75%, 11/15/40	1,665,000	1,695,386
Hospital Facilities, Summa Health System, AGMC Insured, Pre-Refunded, 5.75%, 11/15/40	2,835,000	2,892,834
Kenyon College 2010 Project, Pre-Refunded, 5.25%, 7/01/44	20,460,000	20,942,651
Kenyon College 2010 Project, Refunding, 5.25%, 7/01/44	9,540,000	9,765,049
Kenyon College 2016 Project, Refunding, 5.00%, 7/01/42	10,500,000	12,165,090
Kenyon College 2016 Project, Refunding, 4.00%, 7/01/44	10,000,000	10,818,200
Kenyon College 2017 Project, 5.00%, 7/01/42	1,250,000	1,473,850
Kenyon College 2017 Project, 4.00%, 7/01/47	5,000,000	5,447,000
Xavier University Project, 5.00%, 5/01/40	14,500,000	14,672,695
Xavier University Project, 4.375%, 5/01/42	8,070,000	8,743,522
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series A, 4.00%, 12/01/43	11,885,000	13,120,565
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series A, 3.25%, 1/01/35	10,000,000	10,520,200
Ohio State Turnpike and Infrastructure Commission Revenue,
Capital Appreciation, junior lien, Series A-2, zero cpn., 2/15/43	10,485,000	5,247,009
Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,684,554
Ohio State Turnpike Commission Revenue, Capital Appreciation, junior lien, Series A-2, BAM Insured, zero cpn., 2/15/38	3,665,000	2,284,578
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	33,350,000	40,413,863
Ohio State University Revenue, General Receipts, Series A, 4.00%, 12/01/30	4,325,000	4,757,889
Ohio State Water Development Authority Water PCR, Loan Fund, Series B, 5.00%, 12/01/44	10,000,000	12,526,500
  |  130

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio Water Development Authority Revenue, Fresh Water, 5.00%, 6/01/44	$4,000,000	$5,010,080
Olentangy Local School District GO, Delaware and Franklin Counties, School Facilities Construction and Improvement, 4.00%, 12/01/46	15,235,000	16,554,046
Perrysburg Exempted Village School GO, School Facilities Construction and Improvement, 5.00%, 12/01/38	3,225,000	3,725,939
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,121,500
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	3,330,300
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	3,208,200
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	13,813,080
Reading Community City School District GO, Classroom Facilities, Refunding, Series A, 5.00%, 11/01/46	2,000,000	2,302,200
Revere Local School District GO,
School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 12/01/42	3,025,000	3,316,066
School Facilities Improvement, Series A, Pre-Refunded, 5.00%, 12/01/45	2,560,000	2,806,323
Riverside Local School District GO, School Construction and Improvement, Refunding, Series A, BAM Insured, 5.00%, 10/01/47	5,000,000	5,670,050
Ross County Hospital Facilities Revenue, Adena Health System Obligated Group Project, Refunding and Improvement, 5.00%, 12/01/49	5,000,000	6,001,750
Sandusky City School District GO, Classroom Facilities and School Improvement, Series 1, 5.00%, 11/01/50	6,000,000	6,460,620
South-Western City School District of Ohio Franklin and Pickaway Counties GO,
School Facilities Construction and Improvement, Pre-Refunded, 4.00%, 12/01/42	10,000,000	10,703,900
School Facilities Construction and Improvement, Series A, 4.00%, 12/01/48	3,500,000	3,940,195
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	5,175,000	6,515,894
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,561,280
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43	3,760,000	4,151,830
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,802,071
Summit County Port Authority Lease Revenue,
The University of Akron Student Housing Project, 6.00%, 1/01/42	3,420,000	3,597,874
The University of Akron Student Housing Project, Pre-Refunded, 6.00%, 1/01/42	8,160,000	8,579,914
Switzerland of Ohio Local School District GO, Counties Monroe Belmont and Noble, School Improvement, Pre-Refunded, 4.00%, 12/01/37	5,500,000	6,025,470
Sylvania City School District GO, School Improvement, Refunding, BAM Insured, 5.00%, 12/01/36	9,700,000	11,226,877
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,758,981
Toledo City School District GO, School Facilities Improvement, Series B, Pre-Refunded, 5.00%, 12/01/32	7,830,000	8,719,723
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,510,800
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,109,320
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,504,530
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,428,372
Series A, 4.00%, 11/15/36	9,125,000	9,471,841
Union County GO, Memorial Hospital, 5.00%, 12/01/47	5,000,000	5,875,600
  |  131

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
University of Akron General Receipts Revenue,
Refunding, Series A, 5.00%, 1/01/31	$4,365,000	$5,057,551
Refunding, Series A, 5.00%, 1/01/36	11,065,000	13,047,959
Refunding, Series A, 5.00%, 1/01/38	13,225,000	15,516,628
Refunding, Series A, 5.00%, 1/01/42	5,725,000	6,907,728
Refunding, Series A, BAM Insured, 5.00%, 1/01/34	6,000,000	7,132,320
University of Cincinnati General Receipts Revenue,
Refunding, Series A, 4.00%, 6/01/48	10,000,000	11,030,700
Refunding, Series F, 5.00%, 6/01/32	5,800,000	6,004,914
Series C, 5.00%, 6/01/39	6,255,000	7,007,164
Series F, Pre- Refunded, 5.00%, 6/01/32	5,000	5,186
University of Ohio General Receipts Revenue, Refunding, Series A, 5.00%, 12/01/44	7,000,000	8,265,880
Upper Arlington City School District GO, Franklin County, School Facilities Construction and Improvement Bonds, Refunding, Series A, 5.00%, 12/01/48	13,000,000	15,649,400
Warrensville Heights City School District GO,
Series A, 5.00%, 12/01/44	650,000	743,119
Series A, 5.25%, 12/01/55	1,740,000	2,003,993
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,762,623
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,182,736
Willoughby Eastlake City School District GO, School Improvement, 5.00%, 12/01/46	10,000,000	11,488,600
Winton Woods City School District GO, County of Hamilton, Board of Education, Classroom Facilities, Refunding, 4.00%, 11/01/43	7,000,000	7,704,760
Wyoming City School District GO, School Improvement, Pre-Refunded, 5.00%, 12/01/42	7,250,000	7,947,595
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%, 12/01/40	7,285,000	8,302,569
Total Municipal Bonds before Short Term Investments (Cost $1,435,111,534)		1,530,730,539
  |  132

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments 0.7%
	Municipal Bonds 0.7%
	Ohio 0.7%
[b]	Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series C, LOC Bank of Montreal, Daily VRDN and Put, 1.17%, 6/01/34	$1,800,000	$1,800,000
[b]	Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.12%, 1/01/39	9,660,000	9,660,000
	Total Short Term Investments (Cost $11,460,000)		11,460,000
	Total Investments (Cost $1,446,571,534) 100.1%		1,542,190,539
	Other Assets, less Liabilities (0.1)%		(2,031,388)
	Net Assets 100.0%		$1,540,159,151

See Abbreviations on page 157.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  133

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Oregon Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 96.6%
Oregon 95.2%
Astoria Hospital Facilities Authority Revenue,
Columbia Memorial Hospital, 5.00%, 8/01/41	$4,250,000	$4,837,733
Columbia Memorial Hospital, 4.00%, 8/01/46	1,750,000	1,841,070
Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	1,325,000	1,426,469
Central Lincoln People’s Utility District Revenue, Electric System, 5.00%, 12/01/45	2,900,000	3,372,584
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	12,010,134
Washington County, 5.00%, 8/01/42	20,915,000	22,692,566
Washington County, 5.00%, 8/01/45	23,545,000	27,148,327
Clackamas Community College District GO,
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/38	760,000	891,343
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/39	1,000,000	1,170,350
Convertible Deferred Interest, Series A, zero cpn. to 6/15/20, 5.00% thereafter, 6/15/40	1,250,000	1,459,850
Clackamas County School District No. 12 North Clackamas GO,
5.00%, 6/15/41	4,720,000	5,800,078
5.00%, 6/15/42	1,750,000	2,146,130
Capital Appreciation, Series A, zero cpn., 6/15/40	10,000,000	4,639,800
Capital Appreciation, Series A, zero cpn., 6/15/41	17,030,000	7,516,361
Capital Appreciation, Series A, zero cpn., 6/15/42	16,625,000	6,978,510
Series B, 5.00%, 6/15/34	8,000,000	9,804,960
Series B, 5.00%, 6/15/37	10,000,000	12,164,200
Clackamas County School District No. 46 Oregon Trail GO,
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	7,655,000
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	7,608,580
Clackamas County School District No. 62 Oregon City GO,
Full Faith and Credit, MAC Insured, Pre-Refunded, 5.00%, 6/01/39	550,000	639,870
Full Faith and Credit, Refunding, 5.00%, 6/01/34	990,000	1,130,135
Full Faith and Credit, Refunding, 5.00%, 6/01/34	780,000	907,452
Full Faith and Credit, Refunding, MAC Insured, 5.00%, 6/01/29	560,000	643,989
Full Faith and Credit, Refunding, MAC Insured, 5.00%, 6/01/39	700,000	801,983
Full Faith and Credit Obligations, Pre-Refunded, MAC Insured, 5.00%, 6/01/29	440,000	511,896
Refunding, Series B, 5.00%, 6/15/49	20,000,000	24,208,800
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,728,130
Clackamas River Water Revenue, Clackamas County, 5.00%, 11/01/43	1,970,000	2,268,967
Columbia and Washington Counties School District No. 47J Vernonia GO, Pre-Refunded, 5.00%, 6/15/35	5,175,000	5,282,278
Coos County School District No. 9 Coos Bay GO, 5.00%, 6/15/43	5,005,000	6,109,503
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	5,000,275
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	9,012,988
Deschutes County Hospital Facility Authority Hospital Revenue, St. Charles Health System Inc., Refunding, Series A, 5.00%, 1/01/48	8,440,000	9,545,893
Eugene Electric Utility System Revenue,
5.00%, 8/01/47	3,580,000	4,283,542
Series A, Pre-Refunded, 5.00%, 8/01/40	6,745,000	7,180,187
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,663,419
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  134

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Forest Grove Revenue,
Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%, 5/01/36	$2,500,000	$2,781,875
Student Housing, Oak Tree Foundation Project, Refunding, 4.00%, 3/01/37	3,500,000	3,641,435
Independence GO,
Full Faith and Credit, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/35	2,110,000	2,154,310
Full Faith and Credit, City Hall Project, AGMC Insured, Pre-Refunded, 5.00%, 6/15/40	3,975,000	4,058,475
Jackson County School District No. 5 Ashland GO,
5.00%, 6/15/40	5,015,000	6,310,475
5.00%, 6/15/41	5,475,000	6,866,252
5.00%, 6/15/42	5,970,000	7,470,500
5.00%, 6/15/43	6,495,000	8,105,175
5.00%, 6/15/44	6,000,000	7,475,100
Jackson County School District No. 6 Central Point GO,
Deferred Interest, Series B, zero cpn., 6/15/40	705,000	373,149
Deferred Interest, Series B, zero cpn., 6/15/41	710,000	359,984
Deferred Interest, Series B, zero cpn., 6/15/42	610,000	296,539
Deferred Interest, Series B, zero cpn., 6/15/43	820,000	382,612
Deferred Interest, Series B, zero cpn., 6/15/44	1,115,000	499,565
Deferred Interest, Series B, zero cpn., 6/15/45	985,000	424,949
Deferred Interest, Series B, zero cpn., 6/15/46	1,190,000	491,196
Deferred Interest, Series B, zero cpn., 6/15/47	1,170,000	464,092
Deferred Interest, Series B, zero cpn., 6/15/48	1,320,000	503,144
Deferred Interest, Series B, zero cpn., 6/15/49	1,270,000	465,353
Jefferson County School District No. 509J GO,
Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/30	1,000,000	1,123,250
Jefferson and Wasco Counties, Refunding, 5.00%, 6/15/31	1,410,000	1,580,159
Jefferson and Wasco Counties, Series B, 5.00%, 6/15/30	2,000,000	2,246,500
Jefferson School District No. 14J GO, Marion and Linn Counties, Series B, 5.00%, 6/15/41	1,360,000	1,625,975
Keizer Special Assessment, Full Faith and Credit, Keizer Station Area A Local ID, 5.20%, 6/01/31	1,725,000	1,729,934
Klamath County School District GO,
5.00%, 6/15/29	1,155,000	1,296,499
5.00%, 6/15/30	1,095,000	1,228,349
5.00%, 6/15/31	1,000,000	1,121,410
Klamath Falls Intercommunity Hospital Authority Revenue, Sky Lakes Medical Center Project, Refunding, 5.00%, 9/01/46	1,000,000	1,150,910
Lane and Douglas Counties School District No. 28J Fern Ridge GO,
Series A, 5.00%, 6/15/30	3,175,000	3,840,448
Series A, 5.00%, 6/15/33	2,115,000	2,539,713
Series A, 5.00%, 6/15/36	2,000,000	2,387,700
Linn and Marion Counties School District No. 129J Santiam Canyon GO,
5.00%, 6/15/39	1,000,000	1,250,660
5.00%, 6/15/44	2,330,000	2,882,443
Medford Hospital Facilities Authority Revenue,
Hospital, Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40	25,000,000	25,515,000
Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,246,879
Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/33	1,500,000	1,645,020
Rogue Valley Manor, Refunding, Series A, 5.00%, 10/01/42	9,420,000	10,225,127
  |  135

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Metro Dedicated Tax Revenue,
Oregon Convention Center Hotel Project, 5.00%, 6/15/42	$7,500,000	$8,921,850
Oregon Convention Center Hotel Project, 5.00%, 6/15/47	10,950,000	12,944,542
Multnomah and Clackamas Counties School District No. 10Jt Gresham-Barlow GO,
Deferred Interest, Series A, zero cpn., 6/15/39	9,500,000	5,222,815
Series B, 5.00%, 6/15/37	7,885,000	9,572,942
Multnomah County David Douglas School District No. 40 GO,
Series B, zero cpn., 6/15/24	1,640,000	1,529,874
Series B, zero cpn., 6/15/25	1,325,000	1,211,779
Series B, zero cpn., 6/15/26	2,585,000	2,310,525
Series B, zero cpn., 6/15/27	2,655,000	2,303,929
Series B, zero cpn., 6/15/28	2,495,000	2,103,934
Series B, zero cpn., 6/15/29	2,595,000	2,119,051
Series B, zero cpn., 6/15/30	1,885,000	1,489,584
Series B, zero cpn., 6/15/31	2,030,000	1,550,473
Series B, zero cpn., 6/15/32	2,000,000	1,479,340
Multnomah County Hospital Facilities Authority Revenue, Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	3,986,861
Multnomah County School District No. 3 Park Rose GO,
Series A, Pre-Refunded, 5.00%, 6/30/35	2,000,000	2,120,800
Series A, Pre-Refunded, 5.00%, 6/30/36	1,500,000	1,590,600
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	6,721,116
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,160
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	4,500,000	4,310,415
Series A, 5.00%, 7/01/42	10,000,000	11,959,100
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28	5,800,000	6,503,714
Series A, 5.00%, 4/01/32	5,000,000	5,561,650
Oregon State Department of Transporation Highway User Tax Revenue, sub. lien, Refunding, Series A, 5.00%, 11/15/42	5,000,000	6,270,350
Oregon State Facilities Authority Revenue,
College Housing North West Project, Series A, 4.00%, 10/01/26	1,675,000	1,706,490
College Housing North West Project, Series A, 5.00%, 10/01/36	1,670,000	1,767,812
College Housing North West Project, Series A, 5.00%, 10/01/48	4,000,000	4,190,440
Legacy Health Project, Refunding, Series A, 5.00%, 6/01/46	8,000,000	9,288,720
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,513,755
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	32,280,300
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,049,280
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,044,972
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	3,839,475
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,529,800
Reed College Project, Series A, Pre-Refunded, 5.00%, 7/01/29	1,500,000	1,534,110
Reed College Project, Series A, Pre-Refunded, 4.75%, 7/01/32	2,000,000	2,042,620
Reed College Project, Series A, Pre-Refunded, 5.125%, 7/01/41	10,000,000	10,234,600
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,340,170
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/41	7,800,000	8,910,798
  |  136

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Oregon State Facilities Authority Revenue, (continued)
Samaritan Health Services Project, Refunding, Series A, 5.00%, 10/01/46	$3,500,000	$3,975,020
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%, 7/01/44	8,910,000	9,569,607
Willamette University Projects, Refunding, Series B, 5.00%, 10/01/40	1,950,000	2,295,911
Oregon State GO,
Article XI-G OHSU Project, Series H, 5.00%, 8/01/42	15,000,000	18,118,650
Article XI-Q State Projects, Series A, 5.00%, 5/01/42	10,000,000	12,020,900
Article XI-Q State Projects, Series A, 5.00%, 5/01/44	5,000,000	6,220,800
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,054,880
Higher Education, Article XI-F(1), Series M, 5.00%, 8/01/45	3,315,000	3,841,488
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40	7,005,000	8,168,040
Higher Education, Article XI-G Projects, Series G, 5.00%, 8/01/44	25,370,000	31,701,591
Higher Education, Article XI-G University Projects, Refunding, Series L, 5.00%, 8/01/42	3,270,000	3,949,866
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,022,927
Various Projects, Series H, Pre-Refunded, 5.00%, 5/01/36	1,000,000	1,091,780
Oregon State Housing and Community Services Department Mortgage Revenue,
SFM Program, Refunding, Series B, 2.90%, 7/01/43	30,000,000	29,615,700
SFM Program, Series A, 2.90%, 7/01/43	13,905,000	13,726,877
SFM Program, Series C, 4.75%, 7/01/42	505,000	506,030
Oregon State University General Revenue, Series A, 5.00%, 4/01/45	12,500,000	14,324,500
Philomath School District No. 17J GO, Benton and Polk Counties, Series B, zero cpn., 6/15/31	1,000,000	767,270
Port of Portland International Airport Revenue,
Series Twenty-Five A, 5.00%, 7/01/49	12,425,000	15,155,021
Series Twenty-Five B, 5.00%, 7/01/44	16,250,000	19,634,550
Series Twenty-Four A, 5.00%, 7/01/47	4,700,000	5,538,574
Series Twenty-Four B, 5.00%, 7/01/47	9,395,000	10,884,765
Portland GO,
Oregon Convention Center Completion Project, Limited Tax, Capital Appreciation, Series B, zero cpn., 6/01/21	1,000,000	981,490
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	8,283,038
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	8,798,229
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	9,237,812
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,131,586
Series C, 5.00%, 6/15/28	1,000,000	1,086,510
Series C, 5.00%, 6/15/30	1,000,000	1,084,170
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/34	25,270,000	25,510,065
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,052,630
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,052,320
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,052,160
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,547,900
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,197,396
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,017,190
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,833,822
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,330,750
  |  137

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Portland Urban Renewal and Redevelopment Tax Allocation, (continued)
North Macadam, Series B, 5.00%, 6/15/30	$4,725,000	$4,813,783
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 5/01/44	18,000,000	22,531,860
Redmond School District No. 2J GO, Deschutes and Jefferson Counties, Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,250
Salem Hospital Facility Authority Revenue,
Capital Manor Project, 5.00%, 5/15/33	555,000	649,788
Capital Manor Project, 5.00%, 5/15/38	500,000	579,560
Capital Manor Project, 5.00%, 5/15/43	1,000,000	1,150,670
Capital Manor Project, 5.00%, 5/15/48	1,700,000	1,948,030
Capital Manor Project, 5.00%, 5/15/53	3,250,000	3,712,313
Salem Health Projects, Multi Model, Refunding, Series A, 3.00%, 5/15/49	10,000,000	9,938,300
Salem Health Projects, Refunding, Series A, 5.00%, 5/15/46	40,500,000	46,774,665
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	6,822,780
Seaside School District No. 10 GO,
Clatsop County, Series B, 5.00%, 6/15/35	2,000,000	2,448,800
Clatsop County, Series B, 5.00%, 6/15/36	2,500,000	3,053,825
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,456,282
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO,
Series A, 5.00%, 6/15/37	2,520,000	3,125,380
Series B, 5.00%, 6/15/36	2,850,000	3,546,084
Tri-County Metropolitan Transportation District Revenue,
Capital Grant Receipt, Series A, 5.00%, 10/01/32	6,865,000	8,459,259
Payroll Tax, senior lien, Series A, 5.00%, 9/01/41	18,650,000	22,255,791
Payroll Tax, senior lien, Series A, 4.00%, 9/01/48	7,850,000	8,667,499
Payroll Tax, senior lien, Series A, 5.00%, 9/01/48	18,505,000	22,304,817
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/37	11,000,000	12,162,810
Payroll Tax, senior lien, Series A, Pre-Refunded, 5.00%, 9/01/40	6,000,000	7,261,860
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,696,067
University of Oregon General Revenue,
Series A, 5.00%, 4/01/45	20,000,000	22,984,400
Series A, 5.00%, 4/01/46	11,690,000	13,703,369
Warm Springs Reservation Confederated Tribes Hydroelectric Revenue,
Pelton-Round Butte Project, Tribal Economic Development, Green Bond, Refunding, Series B, 5.00%, 11/01/33	250,000	298,053
Pelton-Round Butte Project, Tribal Economic Development, Green Bond, Refunding, Series B, 5.00%, 11/01/34	200,000	237,128
Pelton-Round Butte Project, Tribal Economic Development, Green Bond, Refunding, Series B, 5.00%, 11/01/36	750,000	881,543
Pelton-Round Butte Project, Tribal Economic Development, Green Bond, Refunding, Series B, 5.00%, 11/01/39	700,000	815,360
Washington and Clackamas Counties School District No. 23J GO,
Tigard-Tualatin, 5.00%, 6/15/36	9,400,000	11,519,418
Tigard-Tualatin, 5.00%, 6/15/37	6,000,000	7,331,460
Tigard-Tualatin, Series A, 5.00%, 6/15/39	5,000,000	6,302,600
Tigard-Tualatin, Series A, 5.00%, 6/15/40	16,410,000	20,632,785
  |  138

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Oregon (continued)
	Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
	Series A, zero cpn., 6/15/38	$2,350,000	$1,239,837
	Series A, zero cpn., 6/15/39	3,275,000	1,649,749
	Washington Counties School District No. 48J Beaverton GO,
	Series B, 5.00%, 6/15/33	8,000,000	9,228,240
	Series B, 5.00%, 6/15/34	11,000,000	12,647,030
	Series D, 5.00%, 6/15/36	10,000,000	12,231,000
	Series D, 15/35, 5.00%, 6/15/35	10,000,000	12,259,800
	Washington County School District No. 15 Forest Grove GO,
	Series B, zero cpn., 6/15/29	2,545,000	2,068,449
	Series B, zero cpn., 6/15/30	2,490,000	1,957,464
	Series B, zero cpn., 6/15/31	3,140,000	2,381,941
	Woodburn School District No. 103 GO,
	Marion County, 5.00%, 6/15/33	2,930,000	3,447,790
	Marion County, 5.00%, 6/15/34	3,200,000	3,758,080
	Marion County, 5.00%, 6/15/35	2,075,000	2,432,626
	Yachats Rural Fire Protection District GO, Lincoln County, AGMC Insured, 5.00%, 6/15/47	1,600,000	1,878,160
			1,196,670,824
	U.S. Territories 1.4%
	Guam 0.3%
	Guam Government Limited Obligation Revenue,
	Section 30, Series A, Pre-Refunded, 5.625%, 12/01/24	840,000	840,000
	Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,250,000	3,250,000
			4,090,000
	Puerto Rico 1.1%
	Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	6,000,000	6,106,200
[a]	Puerto Rico Electric Power Authority Power Revenue, Series WW-RSA-1, 5.25%, 7/01/33	9,690,000	7,437,075
			13,543,275
	Total U.S. Territories		17,633,275
	Total Municipal Bonds before Short Term Investments (Cost $1,145,841,611)		1,214,304,099
  |  139

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (Cost $28,800,000) 2.3%
	Municipal Bonds 2.3%
	Oregon 2.3%
[b]	Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.18%, 8/01/34	$28,800,000	$28,800,000
	Total Investments (Cost $1,174,641,611) 98.9%		1,243,104,099
	Other Assets, less Liabilities 1.1%		13,915,371
	Net Assets 100.0%		$1,257,019,470

See Abbreviations on page 157.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  140

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 97.5%
Pennsylvania 95.7%
Abington School District GO, Montgomery County, Series A, 4.00%, 10/01/42	$12,000,000	$13,257,000
Allegheny County GO,
Series C-65, 5.375%, 5/01/31	2,160,000	2,276,294
Series C-65, Pre-Refunded, 5.375%, 5/01/31	2,840,000	3,008,696
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, Series A, Pre-Refunded, 5.50%, 3/01/31	3,000,000	3,159,960
Robert Morris University, 5.00%, 10/15/37	1,000,000	1,134,660
Robert Morris University, 5.00%, 10/15/47	1,625,000	1,816,246
Robert Morris University, Refunding, 5.00%, 10/15/34	2,555,000	2,882,347
Robert Morris University, Refunding, 5.00%, 10/15/38	2,080,000	2,323,318
Allegheny County Sanitary Authority Sewer Revenue,
Allegheny County, 5.00%, 6/01/43	7,000,000	8,442,560
Allegheny County, AGMC Insured, 5.00%, 6/01/40	5,000,000	5,169,700
Berks County IDA Health System Revenue, Tower Health Project, 5.00%, 11/01/47	5,000,000	5,680,800
Berks County IDA Healthcare Facilities Revenue,
The Highlands at Wyomissing, Refunding, 5.00%, 5/15/38	1,030,000	1,163,066
The Highlands at Wyomissing, Refunding, 5.00%, 5/15/48	1,000,000	1,112,190
The Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/42	1,000,000	1,133,490
The Highlands at Wyomissing, Refunding, Series A, 5.00%, 5/15/47	600,000	675,846
The Highlands at Wyomissing, Series C, 5.00%, 5/15/37	1,245,000	1,395,857
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project, Series A, 5.00%, 11/01/44	10,000,000	10,558,500
Bethlehem Area School District GO, Northampton and Lehigh Counties, AGMC Insured, Pre-Refunded, 5.25%, 1/15/26	6,605,000	6,636,836
Bethlehem GO, Lehigh and Northampton Counties, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,975,000	5,355,886
Bucks County IDA Hospital Revenue, St. Lukes University Health Network Project, 4.00%, 8/15/44	1,500,000	1,614,210
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,303,050
Bucks County Water and Sewer Authority Sewer System Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/35	2,500,000	2,596,925
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	10,000,000	10,773,500
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,834,528
Canon-McMillan School District GO,
Washington County, Refunding, BAM Insured, 4.00%, 6/01/44	6,075,000	6,613,974
Washington County, Refunding, BAM Insured, 4.00%, 6/01/46	7,680,000	8,345,626
Washington County, Refunding, BAM Insured, 4.00%, 6/01/48	5,250,000	5,692,575
Washington County, Refunding, BAM Insured, 4.00%, 6/01/50	6,000,000	6,490,260
Centennial School District GO, Bucks County, Series A, 5.00%, 12/15/37	5,855,000	6,087,736
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Pre-Refunded, 5.375%, 12/01/41	3,000,000	3,244,860
Centre County Hospital Authority Revenue,
Mount Nittany Medical Center Project, Refunding, Series A, 5.00%, 11/15/42	1,215,000	1,435,644
Mount Nittany Medical Center Project, Refunding, Series A, 4.00%, 11/15/47	1,840,000	1,981,441
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A, 5.00%, 8/01/35	500,000	540,255
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A, 5.00%, 8/01/45	1,500,000	1,603,410
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  141

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	$10,000,000	$11,517,500
Series B, 5.00%, 6/01/32	5,000,000	5,080,900
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,887,585
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%, 5/01/37	2,500,000	2,693,725
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	16,684,886
Delaware County Authority Revenue,
Elwyn Project, Refunding, 5.00%, 6/01/27	3,040,000	3,382,912
Elwyn Project, Refunding, 5.00%, 6/01/32	1,620,000	1,776,800
Elwyn Project, Refunding, 5.00%, 6/01/37	1,750,000	1,906,293
Haverford College, Pre-Refunded, 5.00%, 11/15/40	2,375,000	2,415,470
Haverford College, Refunding, 5.00%, 11/15/40	625,000	634,000
Villanova University, 4.00%, 8/01/45	2,120,000	2,282,583
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25	1,250,000	1,288,538
Neumann University, 5.25%, 10/01/31	1,250,000	1,279,488
Delaware County Regional Water Quality Control Authority Revenue, Sewer, 4.00%, 11/01/36	2,005,000	2,216,106
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project, BAM Insured, 5.00%, 11/01/38	1,250,000	1,385,075
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/45	3,250,000	3,452,410
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%, 7/01/47	3,750,000	4,098,637
Erie Parking Authority Parking Facilities Revenue,
Guaranteed, AGMC Insured, Pre-Refunded, 5.125%, 9/01/32	1,100,000	1,132,296
Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	3,150,000	3,230,104
Erie Water Authority Water Revenue, Erie County, Refunding, 5.00%, 12/01/43	6,000,000	7,008,840
Falls Township Authority Water and Sewer Revenue, Bucks County, Guaranteed, 5.00%, 12/01/41	2,210,000	2,359,705
Franklin County IDAR, The Chambersburg Hospital Project, Pre-Refunded, 5.375%, 7/01/42	10,000,000	10,243,100
Geisinger Authority Revenue, Geisinger Health System, Montour County, Refunding, Series A-1, 5.00%, 2/15/45	19,055,000	22,356,469
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, Financing Program, York College of Pennsylvania Project, Series II, Pre-Refunded, 5.75%, 11/01/41	9,500,000	10,107,050
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	11,955,000	13,279,853
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/30	3,025,000	3,100,444
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,735,000	2,801,652
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	5,075,000	5,219,333
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,765,000	4,900,517
Lancaster County Hospital Authority Revenue, University of Pennsylvania Health System, Refunding, Series B, 5.00%, 8/15/46	4,165,000	4,876,715
Lancaster IDAR,
Willow Valley Communities Project, 5.00%, 12/01/44	1,850,000	2,137,583
Willow Valley Communities Project, 5.00%, 12/01/49	2,300,000	2,649,807
  |  142

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	$4,120,000	$4,365,717
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%, 12/01/43	5,240,000	5,839,246
Luzerne County IDA Water Facility Revenue, Pennsylvania-American Water Co. Water Facilities, Refunding, 5.50%, 12/01/39	10,000,000	10,011,000
Lycoming County Authority Revenue,
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38	1,400,000	1,582,350
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43	1,495,000	1,686,240
McKeesport Municipal Authority Sewer Revenue, Pre-Refunded, 5.75%, 12/15/39	5,000,000	5,007,650
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center, Series A, Pre-Refunded, 5.00%, 1/01/41	4,000,000	4,304,080
Montgomery County Higher Education and Health Authority Revenue,
Arcadia University, 5.625%, 4/01/40	5,750,000	5,807,557
Thomas Jefferson University, Refunding, 4.00%, 9/01/44	10,000,000	10,892,600
Thomas Jefferson University, Refunding, 4.00%, 9/01/49	3,000,000	3,244,920
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/43	3,000,000	3,554,610
Montgomery County IDA Health System Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,196,736
Montgomery County IDAR,
Meadowood Senior Living Project, Refunding, Series A, 5.00%, 12/01/38	2,500,000	2,833,575
New Regional Medical Center Project, Mortgage, FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,136,858
Waverly Heights Ltd. Project, Refunding, 5.00%, 12/01/44	1,000,000	1,156,060
Waverly Heights Ltd. Project, Refunding, 5.00%, 12/01/49	1,000,000	1,149,670
Northampton County General Purpose Authority Hospital Revenue,
St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33	2,200,000	2,256,628
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/43	2,285,000	2,701,830
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/46	10,000,000	11,600,800
St. Luke’s University Health Network Project, Refunding, Series A, 5.00%, 8/15/48	2,500,000	2,953,550
Northeastern Hospital and Education Authority Revenue,
King’s College Project, Refunding, 5.00%, 5/01/44	1,000,000	1,177,830
Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,509,704
Pennsylvania State Economic Development Financing Authority Revenue,
UPMC, Refunding, Series A, 4.00%, 11/15/42	5,000,000	5,458,500
UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,603,400
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	25,000,000	25,808,500
Pennsylvania State HFA,
SFMR, 3.40%, 10/01/49	6,000,000	6,167,340
SFMR, Series 130A, 3.00%, 10/01/46	5,000,000	5,018,550
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,915,236
AICUP Financing Program, St. Francis University Project, Series JJ2, Pre-Refunded, 6.25%, 11/01/41	3,840,000	4,210,637
Bryn Mawr College, Refunding, 4.00%, 12/01/44	1,000,000	1,121,240
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,358,831
Bryn Mawr College, Refunding, 4.00%, 12/01/48	2,500,000	2,793,825
Edinboro University Foundation, Student Housing Project, Pre-Refunded, 6.00%, 7/01/43	3,500,000	3,598,455
Foundation for Indiana University, Student Housing Project, Series B, Pre-Refunded, 5.00%, 7/01/41	1,250,000	1,372,550
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, Pre-Refunded, 5.00%, 10/01/35	1,400,000	1,550,346
  |  143

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, Pre-Refunded, 6.25%, 10/01/43	$7,000,000	$7,646,380
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania, Pre-Refunded, 5.00%, 10/01/44	2,000,000	2,214,780
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	15,394,350
Temple University, First Series, 5.00%, 4/01/42	15,000,000	15,985,200
Thomas Jefferson University, Pre-Refunded, 5.00%, 3/01/40	16,980,000	17,139,103
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	7,465,000	8,389,092
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/36	2,750,000	3,343,065
The Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	12,575,000	14,047,910
The Trustees of the University of Pennsylvania, Series A, 5.00%, 8/15/46	14,000,000	16,721,320
The Trustees of the University of Pennsylvania, Series A, 5.00%, 2/15/48	5,000,000	6,068,750
The Trustees of the University of Pennsylvania, Series A, Pre-Refunded, 5.00%, 9/01/41	25,000,000	26,211,000
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,347,450
University of Pennsylvania Health System, 5.00%, 8/15/40	6,475,000	7,529,907
University of Pennsylvania Health System, Pre-Refunded, 5.75%, 8/15/41	3,950,000	4,257,033
University of Pennsylvania Health System, Series A, 4.00%, 8/15/42	5,000,000	5,476,750
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	9,000,000	10,744,830
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	13,212,030
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue,
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42	5,500,000	5,574,415
University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Refunding, Series A, 5.00%, 7/01/35	1,000,000	1,145,360
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Senior, Refunding, Series A, 5.00%, 12/01/48	18,600,000	22,349,016
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund-Enhanced Turnpike, Special, Subordinate, Series A, Pre-Refunded, 5.50%, 12/01/41	5,000,000	5,215,950
Series C, 5.00%, 12/01/43	10,000,000	11,131,300
Subordinate, Series D, Pre-Refunded, 5.125%, 12/01/40	5,000,000	5,000,000
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,512,975
5.00%, 9/01/48	5,955,000	7,252,654
Series A, 5.00%, 9/01/40	10,490,000	12,210,675
Series A, 5.00%, 9/01/41	10,000,000	11,926,500
Series A, 5.00%, 9/01/42	15,750,000	19,080,022
Series A, 5.00%, 9/01/45	5,475,000	6,781,225
Series A, 5.00%, 9/01/46	5,780,000	7,146,739
Series A, 5.00%, 9/01/47	10,000,000	12,039,700
Series A, 5.00%, 9/01/49	6,720,000	8,285,088
Philadelphia Airport Revenue,
Refunding, Series B, 5.00%, 7/01/42	10,000,000	11,722,800
Series A, AGMC Insured, 5.00%, 6/15/35	5,000,000	5,088,000
Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,085,300
  |  144

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	$5,000,000	$5,692,700
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,053,400
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,677,900
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/47	11,150,000	12,819,824
Philadelphia Gas Works Revenue,
1998 General Ordinance, Ninth Series, 5.25%, 8/01/40	3,490,000	3,576,098
1998 General Ordinance, Ninth Series, Pre-Refunded, 5.25%, 8/01/40	2,230,000	2,290,009
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/42	5,000,000	5,880,600
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/47	6,000,000	7,013,160
1998 General Ordinance, Refunding, Fourteenth Series, 5.00%, 10/01/32	1,000,000	1,190,320
Twelfth, Series B, NATL Insured, ETM, 7.00%, 5/15/20	105,000	107,724
Philadelphia GO,
Series A, 5.25%, 7/15/33	5,000,000	5,300,950
Series B, 5.00%, 2/01/36	3,300,000	4,098,732
Series B, 5.00%, 2/01/37	1,700,000	2,103,410
Series B, 5.00%, 2/01/38	2,500,000	3,078,675
Series B, 5.00%, 2/01/39	2,500,000	3,063,550
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,252,150
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,016,550
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/40	10,000,000	11,268,500
Series A, 5.00%, 1/01/41	13,000,000	13,432,510
Series A, 5.00%, 10/01/42	10,000,000	11,949,900
Series A, 5.125%, 1/01/43	5,000,000	5,320,250
Series A, 5.00%, 10/01/43	5,000,000	6,076,250
Series A, 5.00%, 7/01/45	5,000,000	5,614,500
Series A, 5.00%, 10/01/47	5,000,000	5,938,600
Series B, 5.00%, 11/01/49	5,000,000	6,106,800
Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/35	7,000,000	7,181,029
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	15,452,269
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series A, 5.00%, 8/15/40	5,000,000	5,643,700
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, Refunding, 5.00%, 11/01/37	4,000,000	4,557,720
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	10,237,200
State College Area School District GO,
Centre County, 5.00%, 5/15/37	1,075,000	1,327,571
Centre County, 5.00%, 3/15/40	16,400,000	18,889,520
Centre County, 5.00%, 5/15/44	3,500,000	4,256,560
State Public School Building Authority Revenue,
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	7,095,000	8,336,838
Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/33	3,000,000	3,521,790
  |  145

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
	Swarthmore Borough Authority Revenue, Swarthmore College, 5.00%, 9/15/43	$1,000,000	$1,122,350
	Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%, 4/01/42	5,000,000	5,383,850
	Washington County IDA College Revenue,
	Washington and Jefferson College, Pre-Refunded, 5.25%, 11/01/30	7,525,000	7,653,000
	Washington and Jefferson College Project, Pre-Refunded, 5.00%, 11/01/36	8,470,000	8,605,351
	West Cornwall Township Municipal Authority Healthcare Facilities Revenue, Pleasant View Retirement Community Project, Refunding, 5.00%, 12/15/38	2,000,000	2,207,060
			1,060,249,782
	U.S. Territories 1.8%
	Puerto Rico 1.8%
[a]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-RSA-1, 5.00%, 7/01/42	5,000,000	3,837,500
	Series TT-RSA-1, 5.00%, 7/01/32	5,100,000	3,914,250
	Series XX-RSA-1, 5.25%, 7/01/40	16,020,000	12,295,350
			20,047,100
	Total Municipal Bonds before Short Term Investments (Cost $1,035,388,826)		1,080,296,882
	Short Term Investments 1.5%
	Municipal Bonds 1.5%
	Pennsylvania 1.5%
[b]	Geisinger Authority Revenue,
	Geisinger Health System, Montour County, Refunding, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.12%, 5/15/35	10,000,000	10,000,000
	Geisinger Health System, Montour County, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.12%, 10/01/43	7,100,000	7,100,000
	Total Short Term Investments (Cost $17,100,000)		17,100,000
	Total Investments (Cost $1,052,488,826) 99.0%		1,097,396,882
	Other Assets, less Liabilities 1.0%		10,674,188
	Net Assets 100.0%		$1,108,071,070

See Abbreviations on page 157.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  146

Franklin Tax-Free Trust
Statement of Investments, November 30, 2019 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 97.2%
Virginia 90.3%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$530,000	$550,114
Chesapeake Hospital Authority Facility Revenue,
Chesapeake Regional Medical Center, Refunding, 4.00%, 7/01/39	1,000,000	1,120,880
Chesapeake Regional Medical Center, Refunding, 4.00%, 7/01/43	4,000,000	4,427,000
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, Pre-Refunded, 5.00%, 11/01/42	2,250,000	2,324,723
Bon Secours Health System Inc., Series C-2, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/42	8,000,000	8,265,680
Fairfax County EDA Residential Care Facilities Mortgage Revenue,
Goodwin House Inc., Refunding, Series A, 4.00%, 10/01/42	1,500,000	1,567,695
Goodwin House Inc., Refunding, Series A, 5.00%, 10/01/42	5,840,000	6,488,240
Fairfax County EDA Revenue, Metrorail Parking System Project, 5.00%, 4/01/42	5,085,000	6,068,286
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-Refunded, 5.00%, 4/01/36	10,000,000	10,129,100
Fairfax County IDAR,
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	2,799,175
Health Care, Inova Health System Project, Series A, 4.00%, 5/15/48	5,000,000	5,509,150
Fairfax County Sewer Revenue, 5.00%, 7/15/37	2,760,000	3,399,851
Fairfax County Water Authority Revenue,
Refunding, 5.00%, 4/01/43	3,510,000	4,232,428
Refunding, 5.00%, 4/01/47	5,000,000	6,015,000
Farmville IDA Facilities Revenue, Educational Facilities, Longwood University Student Housing Projects, Refunding, Series A, 5.00%, 1/01/48	5,000,000	5,703,550
Hampton Roads Sanitation District Wastewater Revenue,
Subordinate, Series A, Pre-Refunded, 5.00%, 8/01/31	6,200,000	7,632,448
Subordinate, Series A, Pre-Refunded, 5.00%, 8/01/33	5,115,000	6,296,770
Subordinate, Series A, Pre-Refunded, 5.00%, 8/01/43	11,840,000	14,575,514
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien, Series A, 5.00%, 7/01/48	20,000,000	24,207,400
Henrico County EDA Revenue, Bon Secours Health System Inc., Pre-Refunded, 5.00%, 11/01/30	7,000,000	7,762,930
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,107,923
Lexington IDA Educational Facilities Revenue,
Washington and Lee University, 5.00%, 1/01/43	10,000,000	10,719,000
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/35	1,105,000	1,365,636
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/48	1,500,000	1,820,235
Lexington IDA Residential Care Facility Revenue,
Kendal at Lexington, Series A, 5.00%, 1/01/42	1,000,000	1,078,930
Kendal at Lexington, Series A, 5.00%, 1/01/48	1,250,000	1,346,350
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,630,699
Lynchburg EDA Hospital Revenue, Centra Health Obligated Group, Refunding, Series A, 5.00%, 1/01/47	4,500,000	5,226,975
Montgomery County EDA Revenue,
Technology Foundation, Refunding, Series A, 4.00%, 6/01/36	1,200,000	1,377,948
Technology Foundation, Refunding, Series A, 4.00%, 6/01/37	500,000	573,025
Technology Foundation, Refunding, Series A, 4.00%, 6/01/38	1,750,000	2,000,338
Norfolk Airport Authority Revenue,
5.00%, 7/01/37	1,000,000	1,257,820
5.00%, 7/01/39	800,000	999,688
5.00%, 7/01/43	2,925,000	3,615,709
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  147

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Norfolk GO,
Capital Improvement, Pre-Refunded, 5.00%, 8/01/44	$3,995,000	$5,152,871
Capital Improvement, Series A, Pre-Refunded, 5.00%, 8/01/32	5,845,000	6,660,728
Capital Improvement, Series A, Pre-Refunded, 5.00%, 10/01/41	1,040,000	1,289,080
Capital Improvement, Series A, Pre-Refunded, 5.00%, 10/01/46	2,500,000	3,098,750
Capital Improvement, Series C, Pre-Refunded, 5.00%, 10/01/42	7,825,000	8,229,239
Norfolk Water Revenue,
5.00%, 11/01/43	6,920,000	8,418,111
5.00%, 11/01/47	6,925,000	8,387,560
Northern Virginia Transportation Authority Transportation Special Tax Revenue, 5.00%, 6/01/33	3,000,000	3,445,650
Portsmouth GO,
Public Utility, Refunding, Series A, 5.00%, 7/15/41	4,010,000	4,361,436
Public Utility, Series A, Pre-Refunded, 5.00%, 7/15/41	5,990,000	6,585,945
Prince Edward County IDA Educational Facilities Revenue, Hampden-Sydney College Project, 5.00%, 9/01/48	2,050,000	2,425,232
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligated Group, Prince William Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,784,600
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project, Series AA, Pre-Refunded, 5.125%, 9/01/41	3,200,000	3,417,856
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/33	10,000,000	11,926,000
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,060,300
Riverside Regional Jail Authority Jail Facility Revenue, Refunding, 5.00%, 7/01/31	6,215,000	7,352,159
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	10,828,998
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,018,572
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	51,108
Smyth County GO, Public Improvement, Series A, Pre-Refunded, 5.00%, 11/01/31	4,145,000	4,448,207
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, 5.00%, 8/01/37	960,000	961,498
Suffolk GO,
Pre-Refunded, 5.00%, 2/01/41	7,395,000	7,720,602
Pre-Refunded, 5.00%, 2/01/41	2,605,000	2,722,772
Pre-Refunded, 5.00%, 6/01/42	10,000,000	10,581,100
University of Virginia Revenue,
General, Pledge, Refunding, Series A, 5.00%, 4/01/47	9,630,000	11,628,610
General, Pledge, Series A, Pre-Refunded, 5.00%, 6/01/43	15,000,000	17,000,100
General, Refunding, Series B, 5.00%, 9/01/49	10,000,000	12,587,400
Upper Occoquan Sewage Authority Regional Sewerage Revenue, Refunding, Series B, 4.00%, 7/01/35	6,165,000	6,924,343
Virginia Beach Development Authority Residential Care Facility Revenue,
Westminster-Canterbury on Chesapeake Bay, Refunding, 5.00%, 9/01/40	1,750,000	2,019,430
Westminster-Canterbury on Chesapeake Bay, Refunding, 5.00%, 9/01/44	2,215,000	2,543,905
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/30	7,000,000	7,937,580
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/34	5,000,000	5,795,300
Liberty University Projects, 5.25%, 3/01/29	2,860,000	2,886,684
Liberty University Projects, 5.00%, 3/01/41	26,855,000	27,082,730
  |  148

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Virginia College Building Authority Educational Facilities Revenue, (continued)
Public Higher Education Financing Program, Refunding, Series A, 5.00%, 9/01/27	$4,000,000	$4,930,840
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,751,000
Virginia Public School Authority Revenue, Special Obligation School Financing Bonds, Prince William County, 4.00%, 3/01/33	5,795,000	6,701,628
Virginia Small Business Financing Authority Revenue,
senior lien, 95 Express Lanes LLC Project, 5.00%, 7/01/49	5,000,000	5,308,950
Transform 66 P3 Project, 5.00%, 12/31/47	1,600,000	1,835,200
Virginia State Commonwealth Transportation Board Revenue,
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/30	2,260,000	2,765,765
Federal Transportation Grant Anticipation Notes, 5.00%, 9/15/31	4,000,000	4,876,800
Transportation Capital Projects, 4.00%, 5/15/40	13,060,000	14,988,309
Virginia State HDA Revenue, Rental Housing, Series B, 5.00%, 6/01/45	3,050,000	3,050,000
Virginia State HDA Revenue, Rental Housing, Series D, 3.80%, 10/01/43	3,805,000	4,050,765
Virginia State PBA Public Facilities Revenue, Series A, 4.00%, 8/01/35	1,250,000	1,454,788
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	11,736,300
School Financing, 1997 Resolution, Series A, 5.00%, 8/01/30	3,535,000	4,571,462
School Financing, 1997 Resolution, Series A, 5.00%, 8/01/31	2,625,000	3,381,630
School Financing, 1997 Resolution, Series B, 5.00%, 8/01/30	5,280,000	6,693,878
Virginia State Public School Authority Special Obligation Prince WM Revenue, Prince William Company, Series A, 3.00%, 10/01/38	5,455,000	5,669,982
Virginia State Resources Authority Infrastructure Revenue,
State Moral Obligation, Virginia Pooled Financing Program, Refunding, Series C, 5.00%, 11/01/48	7,655,000	9,440,605
State Moral Obligation, Virginia Pooled Financing Program, Series B, Pre-Refunded, 5.00%, 11/01/41	9,410,000	10,098,341
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	6,251,821
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	135,385
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	6,146,298
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	23,337,870
Virginia State Small Business Financing Authority Private Activity Revenue, Transform 66 P3 Project, 5.00%, 12/31/49	5,000,000	5,723,850
Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,689,200
		566,121,333
District of Columbia 5.2%
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	12,380,400
Refunding, Series A, 5.00%, 10/01/49	5,000,000	6,026,400
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series B, 5.00%, 7/01/42	12,060,000	14,431,961
		32,838,761
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Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories 1.7%
	Puerto Rico 1.7%
[a]	Puerto Rico Electric Power Authority Power Revenue,
	Series WW-RSA-1, 5.50%, 7/01/38	$5,200,000	$4,004,000
	Series XX-RSA-1, 5.25%, 7/01/40	8,400,000	6,447,000
			10,451,000
	Total Municipal Bonds before Short Term Investments (Cost $581,370,474)		609,411,094
	Short Term Investments 1.9%
	Municipal Bonds 1.9%
	Virginia 1.9%
[b]	Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series B, SPA TD Bank National Association, Daily VRDN and Put, 1.16%, 10/01/48	9,775,000	9,775,000
[b]	Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, SPA Wells Fargo Bank, Daily VRDN and Put, 1.10%, 11/01/36	2,295,000	2,295,000
	Total Short Term Investments (Cost $12,070,000)		12,070,000
	Total Investments (Cost $593,440,474) 99.1%		621,481,094
	Other Assets, less Liabilities 0.9%		5,441,772
	Net Assets 100.0%		$626,922,866

See Abbreviations on page 157.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Effective October 1, 2019, the Trust began offering shares of Franklin Municipal Green Bond Fund.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Franklin Liberty Municipal Bond ETF	$3,348,675	$15,087,750	$ —	$ —	$160,725	$18,597,150	715,000	$197,624
Franklin High Yield Tax-Free Income Fund
Non-Controlled Affiliates
Franklin Liberty Intermediate Municipal Opportunities ETF	$ —	$2,554,750	$ —	$ —	$(17,750)	$2,537,000	100,000	$3,667
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$239,161,993	$—	$239,161,993
Short Term Investments	—	1,745,000	—	1,745,000
Total Investments in Securities	$ —	$240,906,993	$ —	$240,906,993
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$966,962,142	$—	$966,962,142
Short Term Investments	—	21,040,000	—	21,040,000
Total Investments in Securities	$ —	$988,002,142	$ —	$988,002,142
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$714,516,280	$—	$714,516,280
Short Term Investments	—	4,245,000	—	4,245,000
Total Investments in Securities	$ —	$718,761,280	$ —	$718,761,280
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$197,046,596	$—	$197,046,596
Short Term Investments	—	9,610,000	—	9,610,000
Total Investments in Securities	$ —	$206,656,596	$ —	$206,656,596
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$3,545,881,485	$—	$3,545,881,485
Short Term Investments	—	121,085,000	—	121,085,000
Total Investments in Securities	$ —	$3,666,966,485	$ —	$3,666,966,485
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Management Investment Companies	$18,597,150	$—	$—	$18,597,150
Municipal Bonds	—	833,627,701	—	833,627,701
Short Term Investments	—	141,472,660	—	141,472,660
Total Investments in Securities	$18,597,150	$975,100,361	$ —	$993,697,511
Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$548,900,149	$—	$548,900,149
Short Term Investments	—	8,600,000	—	8,600,000
Total Investments in Securities	$ —	$557,500,149	$ —	$557,500,149
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$457,772,555	$—	$457,772,555
Short Term Investments	—	9,870,000	—	9,870,000
Total Investments in Securities	$ —	$467,642,555	$ —	$467,642,555
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Management Investment Companies	$2,537,000	$—	$—	$2,537,000
Municipal Bonds	—	6,161,451,975	—	6,161,451,975
Short Term Investments	—	373,897,126	—	373,897,126
Total Investments in Securities	$2,537,000	$6,535,349,101	$ —	$6,537,886,101
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
5.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$146,488,022	$—	$146,488,022
Short Term Investments	—	900,000	—	900,000
Total Investments in Securities	$ —	$147,388,022	$ —	$147,388,022
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$388,566,120	$—	$388,566,120
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$416,095,333	$—	$416,095,333
Short Term Investments	—	2,555,000	—	2,555,000
Total Investments in Securities	$ —	$418,650,333	$ —	$418,650,333
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$433,512,531	$—	$433,512,531
Short Term Investments	—	1,130,000	—	1,130,000
Total Investments in Securities	$ —	$434,642,531	$ —	$434,642,531
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$921,177,913	$—	$921,177,913
Short Term Investments	—	8,240,000	—	8,240,000
Total Investments in Securities	$ —	$929,417,913	$ —	$929,417,913
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,002,566,013	$—	$1,002,566,013
Short Term Investments	—	3,400,000	—	3,400,000
Total Investments in Securities	$ —	$1,005,966,013	$ —	$1,005,966,013
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$987,995,718	$—	$987,995,718
Short Term Investments	—	20,040,000	—	20,040,000
Total Investments in Securities	$ —	$1,008,035,718	$ —	$1,008,035,718
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Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Municipal Green Bond Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$2,488,699	$—	$2,488,699
Short Term Investments	—	900,000	—	900,000
Total Investments in Securities	$ —	$3,388,699	$ —	$3,388,699
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$880,213,389	$—	$880,213,389
Short Term Investments	—	35,750,000	—	35,750,000
Total Investments in Securities	$ —	$915,963,389	$ —	$915,963,389
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$832,431,581	$—	$832,431,581
Short Term Investments	—	14,285,000	—	14,285,000
Total Investments in Securities	$ —	$846,716,581	$ —	$846,716,581
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,530,730,539	$—	$1,530,730,539
Short Term Investments	—	11,460,000	—	11,460,000
Total Investments in Securities	$ —	$1,542,190,539	$ —	$1,542,190,539
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,214,304,099	$—	$1,214,304,099
Short Term Investments	—	28,800,000	—	28,800,000
Total Investments in Securities	$ —	$1,243,104,099	$ —	$1,243,104,099
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$1,080,296,882	$—	$1,080,296,882
Short Term Investments	—	17,100,000	—	17,100,000
Total Investments in Securities	$ —	$1,097,396,882	$ —	$1,097,396,882
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$609,411,094	$—	$609,411,094
Short Term Investments	—	12,070,000	—	12,070,000
Total Investments in Securities	$ —	$621,481,094	$ —	$621,481,094

[a]For detailed categories, see the accompanying Statement of Investments.
  |  155

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
6.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
  |  156

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority/Agency
CDD	Community Development District
CDR	Community Development Revenue
CFD	Community Facilities District
COP	Certificate of Participation
CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
EDR	Economic Development Revenue
ETF	Exchange Traded Fund
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
FNMA	Federal National Mortgage Association
GARB	General Airport Revenue Bonds
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority/Agency
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
ID	Improvement District
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDB	Industrial Development Bond/Board
IDBR	Industrial Development Board Revenue
IDC	Industrial Development Corp.
IDR	Industrial Development Revenue
ISD	Independent School District
LOC	Letter of Credit
MAC	Municipal Assurance Corp.
MBS	Mortgage-Backed Security
MF	Multi-Family
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
MFR	Multi-Family Revenue
MTA	Metropolitan Transit Authority
MUNIPSA	SIFMA Municipal Swap Index
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PCC	Pollution Control Corp.
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
RDAR	Redevelopment Agency Revenue
SF	Single Family
SFHR	Single Family Housing Revenue
SFM	Single Family Mortgage
SFMR	Single Family Mortgage Revenue
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  157